UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21852

Columbia Funds Series Trust II

(Exact name of registrant as specified in charter)

225 Franklin Street

        Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Ryan Larrenaga

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

        Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: January 31

Date of reporting period: July 31, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

SemiAnnual Report
July 31, 2017
Columbia Capital Allocation Portfolios
Columbia Capital Allocation Conservative Portfolio
Columbia Capital Allocation Moderate Conservative Portfolio
Columbia Capital Allocation Moderate Portfolio
Columbia Capital Allocation Moderate Aggressive Portfolio
Columbia Capital Allocation Aggressive Portfolio
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
The current outlook for financial markets is clouded by two primary concerns: the high valuation of equities and the direction of interest rates. Following the U.S. presidential election, U.S. equities rallied based on the assumption that the new administration’s policies would stimulate growth quickly. Unfortunately it’s unclear whether those measures will get passed, much less passed quickly. In fixed income, uncertainty stems from the possibility that interest rates won’t rise as rapidly as expected if the administration’s proposed growth policies are not implemented.
Given this uncertainty, investors value a consistent approach more than ever. Investors want strong, repeatable risk-adjusted returns. Consistency — not surprises. As a leading global asset manager, we believe our consistent, collaborative investment approach enables us to deliver the dependable experience your portfolio demands. So, how do we strive to deliver a consistent investment experience?
Better insights
Your portfolio benefits from the investment insights uncovered by our talented investment teams around the world.
Better decisions
Our collaborative, interactive environment enables our investment teams to construct portfolios that take advantage of the best investment ideas.
Better outcomes
We aim to deliver a consistent experience, which means fewer surprises, dependable insights, and products designed to do the thing you want.
Whether you’re trying to save money to help your children go to college or for your own retirement, it’s the consistency of the return that is most essential. People who chase higher returns are usually also the first to sell when that investment goes through a bad patch. We try to combat this behavioral tendency by offering strategies that aim for a more consistent return. Our goal is for investors to panic less during periods of volatility, which can have a significant effect on their long-term results.
Nothing is more important to us than making sure those who have entrusted us to protect and grow their assets can do what matters most to them: build a nest egg, leave a legacy, and live confidently — now and throughout retirement. It’s why our talented professionals around the world work together to uncover uncommon opportunities and why our process encourages challenge and debate around our most compelling ideas to ensure better informed investment decisions, which hopefully lead to better outcomes for you.
Your success is our priority. Talk to your financial advisor about how working with Columbia Threadneedle Investments may help you position your portfolio for consistent, sustainable outcomes, no matter the market conditions.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit investor.columbiathreadneedleus.com. The prospectus should be read carefully before investing.
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2017 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia Capital Allocation Portfolios   |  Semiannual Report 2017

Columbia Capital Allocation Portfolios  |  Semiannual Report 2017

Fund at a Glance
Columbia Capital Allocation Conservative Portfolio (Unaudited)
Investment objective
Columbia Capital Allocation Conservative Portfolio (the Fund) is designed for investors seeking the highest level of total return that is consistent with a conservative level of risk.
Portfolio management
Jeffrey Knight, CFA
Co-manager
Managed Fund since 2013
Anwiti Bahuguna, Ph.D.
Co-manager
Managed Fund since 2010
Joshua Kutin, CFA
Co-manager
Managed Fund since January 2017
Dan Boncarosky, CFA
Co-manager
Managed Fund since January 2017
Average annual total returns (%) (for the period ended July 31, 2017)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	03/04/04	4.47	4.27	4.04	4.23
	Including sales charges		-0.49	-0.73	3.03	3.72
Class B	Excluding sales charges	03/04/04	3.17	2.59	3.10	3.37
	Including sales charges		-1.83	-2.41	2.76	3.37
Class C	Excluding sales charges	03/04/04	4.10	3.41	3.26	3.45
	Including sales charges		3.11	2.41	3.26	3.45
Class K		03/04/04	4.43	4.26	4.13	4.37
Class R*		09/27/10	4.24	3.91	3.77	3.99
Class R4*		06/13/13	4.52	4.44	4.22	4.32
Class R5*		06/13/13	4.54	4.50	4.29	4.35
Class Y*		06/13/13	4.57	4.56	4.33	4.37
Class Z*		09/27/10	4.49	4.43	4.30	4.40
Blended Benchmark			3.87	3.30	4.29	4.78
Bloomberg Barclays U.S. Aggregate Bond Index			2.51	-0.51	2.02	4.44
Russell 3000 Index			8.94	16.14	14.79	7.83
Returns for Class A are shown with and without the maximum initial sales charge of 4.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. The Fund no longer accepts investments by new or existing investors in Class B shares. Effective July 17, 2017, Class B shares were automatically converted to Class A shares without a CDSC. On August 4, 2017, the capital owned by Columbia Management Investment Advisers, LLC in Class B shares was redeemed without a CDSC. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting investor.columbiathreadneedleus.com or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.
The Blended Benchmark consists of 66% Bloomberg Barclays U.S. Aggregate Bond Index, 15% Russell 3000 Index, 10% Citi Three-Month U.S. Treasury Bill Index, 5% MSCI EAFE Index (Net) and 4% Bloomberg Barclays U.S. Corporate High-Yield Index. The Citi Three-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury bills. The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The Bloomberg Barclays U.S. Corporate High-Yield Index is a market value-weighted index, which covers the U.S. non-investment-grade fixed-rate debt market.
The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
2	Columbia Capital Allocation Portfolios | Semiannual Report 2017

Fund at a Glance   (continued)
Columbia Capital Allocation Conservative Portfolio (Unaudited)
The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Portfolio breakdown (%) (at July 31, 2017)
Alternative Strategies Funds	7.7
Common Stocks	3.6
Equity Funds	18.7
Fixed-Income Funds	58.9
Money Market Funds	11.1
Preferred Stocks	0.0 (a)
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Columbia Capital Allocation Portfolios | Semiannual Report 2017	3

Fund at a Glance
Columbia Capital Allocation Moderate Conservative Portfolio (Unaudited)
Investment objective
Columbia Capital Allocation Moderate Conservative Portfolio (the Fund) is designed for investors seeking the highest level of total return that is consistent with a moderate conservative level of risk.
Portfolio management
Jeffrey Knight, CFA
Co-manager
Managed Fund since 2013
Anwiti Bahuguna, Ph.D.
Co-manager
Managed Fund since 2009
Joshua Kutin, CFA
Co-manager
Managed Fund since January 2017
Dan Boncarosky, CFA
Co-manager
Managed Fund since January 2017
Average annual total returns (%) (for the period ended July 31, 2017)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	10/15/96	5.87	6.80	5.67	5.28
	Including sales charges		-0.23	0.64	4.42	4.66
Class B	Excluding sales charges	08/07/97	5.52	5.95	4.87	4.48
	Including sales charges		0.52	0.95	4.54	4.48
Class C	Excluding sales charges	10/15/96	5.56	6.00	4.88	4.49
	Including sales charges		4.56	5.00	4.88	4.49
Class K*		02/28/13	5.89	6.86	5.74	5.31
Class R		01/23/06	5.83	6.53	5.41	5.02
Class R4*		11/08/12	5.96	7.03	5.91	5.40
Class R5*		11/08/12	6.08	7.08	5.99	5.44
Class Y*		06/13/13	6.08	7.22	6.02	5.45
Class Z		10/15/96	5.99	6.97	5.92	5.53
Blended Benchmark			5.13	5.81	6.10	5.35
Bloomberg Barclays U.S. Aggregate Bond Index			2.51	-0.51	2.02	4.44
Russell 3000 Index			8.94	16.14	14.79	7.83
Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. The Fund no longer accepts investments by new or existing investors in Class B shares. Effective July 17, 2017, Class B shares were automatically converted to Class A shares without a CDSC. On August 4, 2017, the capital owned by Columbia Management Investment Advisers, LLC in Class B shares was redeemed without a CDSC. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting investor.columbiathreadneedleus.com or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.
The Blended Benchmark consists of 55.5% Bloomberg Barclays U.S. Aggregate Bond Index, 26% Russell 3000 Index, 9% MSCI EAFE Index (Net), 5% Citi Three-Month U.S. Treasury Bill Index and 4.5% Bloomberg Barclays U.S. Corporate High-Yield Index. The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The Citi Three-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury bills. The Bloomberg Barclays U.S. Corporate High-Yield Index is a market value-weighted index, which covers the U.S. non-investment-grade fixed-rate debt market.
The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
4	Columbia Capital Allocation Portfolios | Semiannual Report 2017

Fund at a Glance   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio (Unaudited)
The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Portfolio breakdown (%) (at July 31, 2017)
Alternative Strategies Funds	6.9
Common Stocks	2.4
Equity Funds	32.4
Fixed-Income Funds	48.6
Money Market Funds	9.7
Preferred Stocks	0.0 (a)
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Columbia Capital Allocation Portfolios | Semiannual Report 2017	5

Fund at a Glance
Columbia Capital Allocation Moderate Portfolio (Unaudited)
Investment objective
Columbia Capital Allocation Moderate Portfolio (the Fund) is designed for investors seeking the highest level of total return that is consistent with a moderate level of risk.
Portfolio management
Jeffrey Knight, CFA
Co-manager
Managed Fund since 2013
Anwiti Bahuguna, Ph.D.
Co-manager
Managed Fund since 2010
Joshua Kutin, CFA
Co-manager
Managed Fund since January 2017
Dan Boncarosky, CFA
Co-manager
Managed Fund since January 2017
Average annual total returns (%) (for the period ended July 31, 2017)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	03/04/04	7.68	9.86	7.84	5.55
	Including sales charges		1.49	3.52	6.57	4.92
Class B	Excluding sales charges	03/04/04	7.32	9.10	7.05	4.76
	Including sales charges		2.32	4.10	6.74	4.76
Class C	Excluding sales charges	03/04/04	7.24	9.12	7.03	4.76
	Including sales charges		6.24	8.12	7.03	4.76
Class K		03/04/04	7.71	9.93	7.93	5.70
Class R*		09/27/10	7.56	9.61	7.58	5.28
Class R4*		06/13/13	7.80	10.15	8.07	5.66
Class R5*		06/13/13	7.83	10.31	8.15	5.70
Class Y*		06/13/13	7.85	10.26	8.21	5.72
Class Z*		09/27/10	7.81	10.24	8.12	5.73
Blended Benchmark			6.56	8.80	7.96	5.97
Russell 3000 Index			8.94	16.14	14.79	7.83
Bloomberg Barclays U.S. Aggregate Bond Index			2.51	-0.51	2.02	4.44
Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. The Fund no longer accepts investments by new or existing investors in Class B shares. Effective July 17, 2017, Class B shares were automatically converted to Class A shares without a CDSC. On August 4, 2017, the capital owned by Columbia Management Investment Advisers, LLC in Class B shares was redeemed without a CDSC. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting investor.columbiathreadneedleus.com or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.
The Blended Benchmark consists of 42.5% Bloomberg Barclays U.S. Aggregate Bond Index, 37% Russell 3000 Index, 11% MSCI EAFE Index (Net), 7.5% Bloomberg Barclays U.S. Corporate High-Yield Index and 2% MSCI Emerging Markets Index (Net). The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The Bloomberg Barclays U.S. Corporate High-Yield Index is a market value-weighted index, which covers the U.S. non-investment-grade fixed-rate debt market. The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.
The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
6	Columbia Capital Allocation Portfolios | Semiannual Report 2017

Fund at a Glance   (continued)
Columbia Capital Allocation Moderate Portfolio (Unaudited)
The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net) and the MSCI Emerging Markets Index (Net), which reflect reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Portfolio breakdown (%) (at July 31, 2017)
Alternative Strategies Funds	6.5
Common Stocks	2.1
Equity Funds	43.3
Fixed-Income Funds	41.7
Money Market Funds	6.4
Preferred Stocks	0.0 (a)
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Columbia Capital Allocation Portfolios | Semiannual Report 2017	7

Fund at a Glance
Columbia Capital Allocation Moderate Aggressive Portfolio (Unaudited)
Investment objective
Columbia Capital Allocation Moderate Aggressive Portfolio (the Fund) is designed for investors seeking the highest level of total return that is consistent with a moderate aggressive level of risk.
Portfolio management
Jeffrey Knight, CFA
Co-manager
Managed Fund since 2013
Anwiti Bahuguna, Ph.D.
Co-manager
Managed Fund since 2009
Joshua Kutin, CFA
Co-manager
Managed Fund since January 2017
Dan Boncarosky, CFA
Co-manager
Managed Fund since January 2017
Average annual total returns (%) (for the period ended July 31, 2017)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	10/15/96	9.34	12.67	9.15	6.27
	Including sales charges		3.07	6.18	7.86	5.64
Class B	Excluding sales charges	08/13/97	8.99	11.93	8.34	5.47
	Including sales charges		3.99	6.93	8.05	5.47
Class C	Excluding sales charges	10/15/96	8.83	11.71	8.32	5.46
	Including sales charges		7.83	10.71	8.32	5.46
Class K*		02/28/13	9.43	12.74	9.25	6.32
Class R		01/23/06	9.12	12.32	8.87	5.99
Class R4*		11/08/12	9.39	12.94	9.42	6.40
Class R5*		11/08/12	9.44	12.95	9.51	6.45
Class V*	Excluding sales charges	03/07/11	9.34	12.67	9.12	6.23
	Including sales charges		3.07	6.18	7.84	5.60
Class Y*		06/13/13	9.49	13.01	9.51	6.45
Class Z		10/15/96	9.40	12.89	9.40	6.54
Blended Benchmark			7.75	11.42	9.57	6.24
Russell 3000 Index			8.94	16.14	14.79	7.83
Bloomberg Barclays U.S. Aggregate Bond Index			2.51	-0.51	2.02	4.44
Returns for Class A and Class V are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. The Fund no longer accepts investments by new or existing investors in Class B shares. Effective July 17, 2017, Class B shares were automatically converted to Class A shares without a CDSC. On August 4, 2017, the capital owned by Columbia Management Investment Advisers, LLC in Class B shares was redeemed without a CDSC. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting investor.columbiathreadneedleus.com or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.
The Blended Benchmark consists of 49% Russell 3000 Index, 28.5% Bloomberg Barclays U.S. Aggregate Bond Index, 12% MSCI EAFE Index (Net), 6.5% Bloomberg Barclays U.S. Corporate High-Yield Index and 4% MSCI Emerging Markets Index (Net). The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The Bloomberg Barclays U.S. Corporate High-Yield Index is a market value-weighted index, which covers the U.S. non-investment-grade fixed-rate debt market. The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.
8	Columbia Capital Allocation Portfolios | Semiannual Report 2017

Fund at a Glance   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio (Unaudited)
The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net) and the MSCI Emerging Markets Index (Net), which reflect reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Portfolio breakdown (%) (at July 31, 2017)
Alternative Strategies Funds	6.5
Common Stocks	1.5
Equity Funds	55.7
Fixed-Income Funds	24.0
Money Market Funds	12.3
Preferred Stocks	0.0 (a)
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Columbia Capital Allocation Portfolios | Semiannual Report 2017	9

Fund at a Glance
Columbia Capital Allocation Aggressive Portfolio (Unaudited)
Investment objective
Columbia Capital Allocation Aggressive Portfolio (the Fund) is designed for investors seeking the highest level of total return that is consistent with an aggressive level of risk.
Portfolio management
Jeffrey Knight, CFA
Co-manager
Managed Fund since 2013
Anwiti Bahuguna, Ph.D.
Co-manager
Managed Fund since 2010
Joshua Kutin, CFA
Co-manager
Managed Fund since January 2017
Dan Boncarosky, CFA
Co-manager
Managed Fund since January 2017
Average annual total returns (%) (for the period ended July 31, 2017)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	03/04/04	10.90	15.19	10.88	5.58
	Including sales charges		4.52	8.53	9.56	4.96
Class B	Excluding sales charges	03/04/04	10.51	14.32	10.03	4.79
	Including sales charges		5.51	9.32	9.76	4.79
Class C	Excluding sales charges	03/04/04	10.55	14.34	10.04	4.79
	Including sales charges		9.55	13.34	10.04	4.79
Class K		03/04/04	10.96	15.31	10.97	5.74
Class R*		09/27/10	10.82	14.88	10.61	5.34
Class R4*		06/13/13	11.02	15.46	11.09	5.68
Class R5*		06/13/13	11.11	15.53	11.19	5.72
Class Y*		06/13/13	11.11	15.69	11.23	5.75
Class Z*		09/27/10	11.03	15.50	11.14	5.77
Blended Benchmark			8.99	14.04	11.11	6.37
Russell 3000 Index			8.94	16.14	14.79	7.83
Bloomberg Barclays U.S. Aggregate Bond Index			2.51	-0.51	2.02	4.44
Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. The Fund no longer accepts investments by new or existing investors in Class B shares. Effective July 17, 2017, Class B shares were automatically converted to Class A shares without a CDSC. On August 4, 2017, the capital owned by Columbia Management Investment Advisers, LLC in Class B shares was redeemed without a CDSC. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting investor.columbiathreadneedleus.com or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.
The Blended Benchmark consists of 60% Russell 3000 Index, 15% Bloomberg Barclays U.S. Aggregate Bond Index, 14% MSCI EAFE Index (Net), 6% MSCI Emerging Markets Index (Net) and 5% Bloomberg Barclays U.S. Corporate High-Yield Index. The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The Bloomberg Barclays U.S. Corporate High-Yield Index is a market value-weighted index, which covers the U.S. non-investment-grade fixed-rate debt market.
The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
10	Columbia Capital Allocation Portfolios | Semiannual Report 2017

Fund at a Glance   (continued)
Columbia Capital Allocation Aggressive Portfolio (Unaudited)
The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net) and the MSCI Emerging Markets Index (Net), which reflect reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Portfolio breakdown (%) (at July 31, 2017)
Alternative Strategies Funds	6.7
Common Stocks	2.8
Equity Funds	71.6
Fixed-Income Funds	11.8
Money Market Funds	7.1
Preferred Stocks	0.0 (a)
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Columbia Capital Allocation Portfolios | Semiannual Report 2017	11

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
In addition to the ongoing expenses which the Fund bears directly, the Fund’s shareholders indirectly bear the Fund’s allocable share of the costs and expenses of each underlying fund in which the Fund invests. You can also estimate the effective expenses paid during the period, which includes the indirect fees associated with investing in the underlying funds, by using the amounts listed in the “Effective expenses paid during the period” column.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
February 1, 2017 — July 31, 2017
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)	Effective expenses paid during the period ($)		Fund’s effective annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual	Actual	Hypothetical	Actual
Columbia Capital Allocation Conservative Portfolio
Class A	1,000.00	1,000.00	1,044.70	1,021.97	2.89	2.86	0.57	5.37	5.31	1.06
Class B	1,000.00	1,000.00	1,031.70	1,018.30	6.60	6.56	1.31	9.07	9.01	1.80
Class C	1,000.00	1,000.00	1,041.00	1,018.25	6.68	6.61	1.32	9.16	9.06	1.81
Class K	1,000.00	1,000.00	1,044.30	1,022.17	2.69	2.66	0.53	5.17	5.11	1.02
Class R	1,000.00	1,000.00	1,042.40	1,020.73	4.15	4.11	0.82	6.63	6.56	1.31
Class R4	1,000.00	1,000.00	1,045.20	1,023.21	1.62	1.61	0.32	4.11	4.06	0.81
Class R5	1,000.00	1,000.00	1,045.40	1,023.41	1.42	1.40	0.28	3.91	3.86	0.77
Class Y	1,000.00	1,000.00	1,045.70	1,023.65	1.17	1.15	0.23	3.65	3.61	0.72
Class Z	1,000.00	1,000.00	1,044.90	1,023.21	1.62	1.61	0.32	4.11	4.06	0.81
12	Columbia Capital Allocation Portfolios | Semiannual Report 2017

Understanding Your Fund’s Expenses  (continued)
(Unaudited)
February 1, 2017 — July 31, 2017
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)	Effective expenses paid during the period ($)		Fund’s effective annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual	Actual	Hypothetical	Actual
Columbia Capital Allocation Moderate Conservative Portfolio
Class A	1,000.00	1,000.00	1,058.70	1,022.36	2.50	2.46	0.49	5.31	5.21	1.04
Class B	1,000.00	1,000.00	1,055.20	1,018.65	6.32	6.21	1.24	9.12	8.96	1.79
Class C	1,000.00	1,000.00	1,055.60	1,018.65	6.32	6.21	1.24	9.12	8.96	1.79
Class K	1,000.00	1,000.00	1,058.90	1,022.51	2.35	2.31	0.46	5.16	5.06	1.01
Class R	1,000.00	1,000.00	1,058.30	1,021.12	3.78	3.71	0.74	6.58	6.46	1.29
Class R4	1,000.00	1,000.00	1,059.60	1,023.60	1.23	1.20	0.24	4.03	3.96	0.79
Class R5	1,000.00	1,000.00	1,060.80	1,023.75	1.07	1.05	0.21	3.88	3.81	0.76
Class Y	1,000.00	1,000.00	1,060.80	1,024.00	0.82	0.80	0.16	3.63	3.56	0.71
Class Z	1,000.00	1,000.00	1,059.90	1,023.60	1.23	1.20	0.24	4.03	3.96	0.79
Columbia Capital Allocation Moderate Portfolio
Class A	1,000.00	1,000.00	1,076.80	1,022.56	2.32	2.26	0.45	5.56	5.42	1.08
Class B	1,000.00	1,000.00	1,073.20	1,018.79	6.22	6.06	1.21	9.46	9.21	1.84
Class C	1,000.00	1,000.00	1,072.40	1,018.84	6.17	6.01	1.20	9.40	9.16	1.83
Class K	1,000.00	1,000.00	1,077.10	1,022.71	2.16	2.11	0.42	5.41	5.27	1.05
Class R	1,000.00	1,000.00	1,075.60	1,021.32	3.60	3.51	0.70	6.84	6.67	1.33
Class R4	1,000.00	1,000.00	1,078.00	1,023.80	1.03	1.00	0.20	4.28	4.16	0.83
Class R5	1,000.00	1,000.00	1,078.30	1,023.95	0.88	0.85	0.17	4.12	4.01	0.80
Class Y	1,000.00	1,000.00	1,078.50	1,024.25	0.57	0.55	0.11	3.81	3.71	0.74
Class Z	1,000.00	1,000.00	1,078.10	1,023.80	1.03	1.00	0.20	4.28	4.16	0.83
Columbia Capital Allocation Moderate Aggressive Portfolio
Class A	1,000.00	1,000.00	1,093.40	1,022.27	2.65	2.56	0.51	6.02	5.82	1.16
Class B	1,000.00	1,000.00	1,089.90	1,018.55	6.53	6.31	1.26	9.90	9.56	1.91
Class C	1,000.00	1,000.00	1,088.30	1,018.55	6.52	6.31	1.26	9.89	9.56	1.91
Class K	1,000.00	1,000.00	1,094.30	1,022.61	2.28	2.21	0.44	5.66	5.47	1.09
Class R	1,000.00	1,000.00	1,091.20	1,021.03	3.94	3.81	0.76	7.31	7.07	1.41
Class R4	1,000.00	1,000.00	1,093.90	1,023.51	1.35	1.30	0.26	4.72	4.57	0.91
Class R5	1,000.00	1,000.00	1,094.40	1,023.85	0.99	0.95	0.19	4.36	4.22	0.84
Class V	1,000.00	1,000.00	1,093.40	1,022.27	2.65	2.56	0.51	6.02	5.82	1.16
Class Y	1,000.00	1,000.00	1,094.90	1,024.10	0.73	0.70	0.14	4.10	3.96	0.79
Class Z	1,000.00	1,000.00	1,094.00	1,023.51	1.35	1.30	0.26	4.72	4.57	0.91
Columbia Capital Allocation Aggressive Portfolio
Class A	1,000.00	1,000.00	1,109.00	1,022.27	2.67	2.56	0.51	6.43	6.17	1.23
Class B	1,000.00	1,000.00	1,105.10	1,018.55	6.58	6.31	1.26	10.33	9.91	1.98
Class C	1,000.00	1,000.00	1,105.50	1,018.55	6.58	6.31	1.26	10.34	9.91	1.98
Class K	1,000.00	1,000.00	1,109.60	1,022.56	2.35	2.26	0.45	6.12	5.87	1.17
Class R	1,000.00	1,000.00	1,108.20	1,021.03	3.97	3.81	0.76	7.74	7.42	1.48
Class R4	1,000.00	1,000.00	1,110.20	1,023.51	1.36	1.30	0.26	5.13	4.92	0.98
Class R5	1,000.00	1,000.00	1,111.10	1,023.80	1.05	1.00	0.20	4.82	4.62	0.92
Class Y	1,000.00	1,000.00	1,111.10	1,024.10	0.73	0.70	0.14	4.50	4.32	0.86
Class Z	1,000.00	1,000.00	1,110.30	1,023.51	1.36	1.30	0.26	5.13	4.92	0.98
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Effective expenses paid during the period and the Fund’s effective annualized expense ratio include expenses borne directly to the class plus the Fund’s pro rata portion of the ongoing expenses charged by the underlying funds using the expense ratio of each class of the underlying funds as of the underlying fund’s most recent shareholder report.
Columbia Capital Allocation Portfolios | Semiannual Report 2017	13

Portfolio of Investments
Columbia Capital Allocation Conservative Portfolio, July 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Alternative Strategies Funds 7.7%
	Shares	Value ($)
Columbia Absolute Return Currency and Income Fund, Class Y Shares(a),(b)	51,261	535,168
Columbia Alternative Beta Fund, Class Y Shares(a)	458,096	4,301,525
Columbia Commodity Strategy Fund, Class Y Shares(a),(b)	406,443	2,235,435
Columbia Diversified Absolute Return Fund, Class Y Shares(a),(b)	416,007	3,997,822
Columbia Multi-Asset Income Fund, Class Y Shares(a)	881,056	8,660,776
Total Alternative Strategies Funds (Cost $20,222,100)		19,730,726

Common Stocks 3.6%
Issuer	Shares	Value ($)
Consumer Discretionary 0.4%
Auto Components 0.1%
Bridgestone Corp.	900	37,864
Continental AG	249	56,153
Cooper-Standard Holding, Inc.(b)	55	5,624
Dorman Products, Inc.(b)	75	5,856
LCI Industries	188	20,069
Superior Industries International, Inc.	235	4,594
Total		130,160
Automobiles 0.1%
Peugeot SA	4,791	103,138
Subaru Corp.	2,600	93,800
Suzuki Motor Corp.	2,200	104,283
Total		301,221
Diversified Consumer Services —%
Adtalem Global Education, Inc.	100	3,250
Capella Education Co.	190	13,053
Sotheby’s (b)	275	15,562
Total		31,865
Hotels, Restaurants & Leisure 0.1%
Bloomin’ Brands, Inc.	525	9,151
Brinker International, Inc.	150	5,321
Cheesecake Factory, Inc. (The)	199	9,468
Cracker Barrel Old Country Store, Inc.	100	15,545
InterContinental Hotels Group PLC	1,839	104,116
Papa John’s International, Inc.	204	14,551
Common Stocks (continued)
Issuer	Shares	Value ($)
Ruth’s Hospitality Group, Inc.	777	15,540
TUI AG	4,554	71,562
Total		245,254
Household Durables 0.1%
Electrolux AB, Class B	1,787	61,132
Helen of Troy Ltd.(b)	20	2,015
La-Z-Boy, Inc.	590	19,942
Persimmon PLC	963	31,816
Taylor Morrison Home Corp., Class A(b)	650	14,703
Total		129,608
Internet & Direct Marketing Retail —%
Nutrisystem, Inc.	150	8,362
Media —%
Gannett Co., Inc.	1,620	14,532
New York Times Co. (The), Class A	280	5,320
Scholastic Corp.	180	7,457
Time, Inc.	1,200	16,860
Total		44,169
Multiline Retail —%
Big Lots, Inc.	365	18,130
Harvey Norman Holdings Ltd.	8,183	28,612
Total		46,742
Specialty Retail —%
Aaron’s, Inc.	505	23,371
Big 5 Sporting Goods Corp.	1,330	14,297
Buckle, Inc. (The)	100	1,710
Children’s Place, Inc. (The)	168	17,749
Francesca’s Holdings Corp.(b)	1,630	15,860
Pier 1 Imports, Inc.	793	3,656
Select Comfort Corp.(b)	50	1,691
Tilly’s, Inc.	200	1,996
Total		80,330
Textiles, Apparel & Luxury Goods —%
Movado Group, Inc.	635	15,621
Total Consumer Discretionary		1,033,332

The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Capital Allocation Portfolios | Semiannual Report 2017

Portfolio of Investments   (continued)
Columbia Capital Allocation Conservative Portfolio, July 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 0.3%
Food & Staples Retailing 0.1%
Distribuidora Internacional de Alimentacion SA	16,733	112,968
Jeronimo Martins SGPS SA	2,966	58,373
SpartanNash Co.	153	4,244
SUPERVALU, Inc.(b)	2,256	8,077
Wm Morrison Supermarkets PLC	25,658	81,383
Woolworths Ltd.	949	20,255
Total		285,300
Food Products 0.1%
Dean Foods Co.	867	13,005
Fresh Del Monte Produce, Inc.	268	13,794
John B. Sanfilippo & Son, Inc.	200	12,864
Marine Harvest ASA	2,515	46,859
Nestlé SA, Registered Shares	468	39,542
Sanderson Farms, Inc.	156	20,397
WH Group Ltd.	102,000	95,640
Total		242,101
Household Products —%
Central Garden & Pet Co., Class A(b)	50	1,538
Reckitt Benckiser Group PLC	794	77,198
Total		78,736
Personal Products —%
Medifast, Inc.	50	2,134
Unilever NV-CVA	711	41,495
Usana Health Sciences, Inc.(b)	140	7,994
Total		51,623
Tobacco 0.1%
Imperial Brands PLC	2,617	107,730
Swedish Match AB	2,364	83,155
Total		190,885
Total Consumer Staples		848,645
Energy 0.2%
Energy Equipment & Services 0.1%
Archrock, Inc.	1,340	14,673
Atwood Oceanics, Inc.(b)	365	2,869
Exterran Corp.(b)	450	12,461
McDermott International, Inc.(b)	700	4,739
Common Stocks (continued)
Issuer	Shares	Value ($)
Petrofac Ltd.	10,359	61,094
Rowan Companies PLC, Class A(b)	1,500	17,505
Total		113,341
Oil, Gas & Consumable Fuels 0.1%
Caltex Australia Ltd.	1,710	42,614
International Seaways, Inc.(b)	500	11,405
OMV AG	1,785	101,048
Pacific Ethanol, Inc.(b)	300	1,875
Peabody Energy Corp.(b)	100	2,804
Repsol SA	1,907	31,966
REX American Resources Corp.(b)	172	17,197
Royal Dutch Shell PLC, Class B	930	26,406
Showa Shell Sekiyu KK	3,200	34,857
Ultra Petroleum Corp.(b)	1,600	16,464
Westmoreland Coal Co.(b)	500	2,155
Total		288,791
Total Energy		402,132
Financials 0.8%
Banks 0.4%
Banco Latinoamericano de Comercio Exterior SA, Class E	290	7,630
Bank Hapoalim BM	14,640	101,416
BOC Hong Kong Holdings Ltd.	11,659	57,321
Cathay General Bancorp	430	16,104
Centerstate Banks, Inc.	150	3,749
Central Pacific Financial Corp.	555	17,166
Customers Bancorp, Inc.(b)	514	15,343
Enterprise Financial Services Corp.	275	10,876
FCB Financial Holdings, Inc., Class A(b)	107	5,045
First BanCorp(b)	845	4,952
First Citizens BancShares Inc., Class A	50	18,401
First Merchants Corp.	275	11,121
Fulton Financial Corp.	195	3,559
Hancock Holding Co.	425	19,550
Hilltop Holdings, Inc.	460	11,514
ING Groep NV	1,670	31,265
International Bancshares Corp.	515	18,231
Japan Post Bank Co., Ltd.	7,900	101,469
Lloyds Banking Group PLC	26,991	23,354

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2017	15

Portfolio of Investments   (continued)
Columbia Capital Allocation Conservative Portfolio, July 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Natixis SA	11,796	85,782
Nordea Bank AB	2,369	29,899
Preferred Bank/Los Angeles	200	11,230
S&T Bancorp, Inc.	200	7,576
Sandy Spring Bancorp, Inc.	325	13,013
Societe Generale SA	2,427	142,505
Sterling Bancorp	250	5,775
Swedbank AB, Class A	4,234	110,546
United Community Banks, Inc.	565	15,684
Westpac Banking Corp.	4,560	116,235
Wintrust Financial Corp.	264	19,882
Total		1,036,193
Capital Markets 0.1%
3i Group PLC	9,224	113,913
Arlington Asset Investment Corp., Class A	1,123	14,487
Piper Jaffray Companies	246	15,350
Virtus Investment Partners, Inc.	120	14,136
Total		157,886
Consumer Finance —%
Nelnet, Inc., Class A	361	17,721
Insurance 0.3%
Allianz SE, Registered Shares	732	155,978
American Equity Investment Life Holding Co.	350	9,373
Assicurazioni Generali SpA	5,067	91,954
AXA SA	4,372	129,182
CNO Financial Group, Inc.	500	11,440
CNP Assurances	1,213	29,293
HCI Group, Inc.	50	2,255
Heritage Insurance Holdings, Inc.	900	11,349
Legal & General Group PLC	6,555	23,213
Maiden Holdings Ltd.	525	5,827
MS&AD Insurance Group Holdings, Inc.	1,100	38,582
NN Group NV	920	37,345
Swiss Life Holding AG, Registered Shares	103	37,602
Swiss Re AG	260	25,074
Universal Insurance Holdings, Inc.	668	15,932
Total		624,399
Common Stocks (continued)
Issuer	Shares	Value ($)
Mortgage Real Estate Investment Trusts (REITS) —%
AG Mortgage Investment Trust, Inc.	200	3,682
ARMOUR Residential REIT, Inc.	500	12,630
Invesco Mortgage Capital, Inc.	370	6,153
MTGE Investment Corp.	600	11,160
Redwood Trust, Inc.	340	5,872
Total		39,497
Thrifts & Mortgage Finance —%
Essent Group Ltd.(b)	540	20,747
Federal Agricultural Mortgage Corp.	200	13,712
Flagstar Bancorp, Inc.(b)	444	14,457
MGIC Investment Corp.(b)	1,899	22,161
Walker & Dunlop, Inc.(b)	350	17,587
Washington Federal, Inc.	600	20,070
Total		108,734
Total Financials		1,984,430
Health Care 0.4%
Biotechnology 0.1%
Alder Biopharmaceuticals, Inc.(b)	883	9,492
bluebird bio, Inc.(b)	87	8,200
Clovis Oncology, Inc.(b)	95	8,057
Coherus Biosciences, Inc.(b)	165	2,153
Dynavax Technologies Corp.(b)	455	7,212
Eagle Pharmaceuticals, Inc.(b)	35	1,720
Immunomedics, Inc.(b)	500	4,280
Jounce Therapeutics, Inc.(b)	258	3,331
Keryx Biopharmaceuticals, Inc.(b)	1,150	8,061
Kite Pharma, Inc.(b)	95	10,299
Loxo Oncology, Inc.(b)	95	6,869
NewLink Genetics Corp.(b)	290	2,094
OncoMed Pharmaceuticals, Inc.(b)	650	2,106
Ovid Therapeutics, Inc.(b)	800	6,552
Puma Biotechnology, Inc.(b)	170	16,158
Ra Pharmaceuticals, Inc.(b)	246	3,619
Sage Therapeutics, Inc.(b)	105	8,374
Shire PLC	573	32,214

The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Capital Allocation Portfolios | Semiannual Report 2017

Portfolio of Investments   (continued)
Columbia Capital Allocation Conservative Portfolio, July 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Spark Therapeutics, Inc.(b)	160	11,360
TESARO, Inc.(b)	80	10,213
Total		162,364
Health Care Equipment & Supplies —%
Analogic Corp.	234	16,427
Angiodynamics, Inc.(b)	1,015	16,494
CONMED Corp.	50	2,566
Haemonetics Corp.(b)	275	11,311
Halyard Health, Inc.(b)	320	12,870
Integer Holdings Corp.(b)	325	14,885
Lantheus Holdings, Inc.(b)	921	16,992
Masimo Corp.(b)	222	21,001
Orthofix International NV(b)	192	8,329
Total		120,875
Health Care Providers & Services —%
AMN Healthcare Services, Inc.(b)	450	16,605
Chemed Corp.	15	2,963
Diplomat Pharmacy, Inc.(b)	100	1,587
Kindred Healthcare, Inc.	400	3,580
LHC Group, Inc.(b)	150	8,685
Molina Healthcare, Inc.(b)	288	19,238
Providence Service Corp. (The)(b)	275	14,174
Triple-S Management Corp., Class B(b)	577	8,932
Total		75,764
Life Sciences Tools & Services —%
INC Research Holdings, Inc. Class A(b)	341	18,755
PAREXEL International Corp.(b)	100	8,752
Pra Health Sciences, Inc.(b)	267	19,865
Total		47,372
Pharmaceuticals 0.3%
Aerie Pharmaceuticals, Inc.(b)	195	10,588
Bayer AG, Registered Shares	888	112,638
GlaxoSmithKline PLC	6,884	137,558
Lannett Co., Inc.(b)	250	5,088
Novo Nordisk A/S, Class B	2,042	87,144
Pacira Pharmaceuticals, Inc.(b)	215	8,492
Phibro Animal Health Corp., Class A	400	15,280
Roche Holding AG, Genusschein Shares	713	180,582
Common Stocks (continued)
Issuer	Shares	Value ($)
Sanofi	1,532	146,392
Supernus Pharmaceuticals, Inc.(b)	190	7,686
Total		711,448
Total Health Care		1,117,823
Industrials 0.5%
Aerospace & Defense —%
Curtiss-Wright Corp.	230	22,177
Moog, Inc., Class A(b)	75	5,574
Total		27,751
Air Freight & Logistics —%
Forward Air Corp.	80	4,146
Airlines 0.1%
Deutsche Lufthansa AG, Registered Shares	3,262	70,184
Hawaiian Holdings, Inc.(b)	390	16,146
Japan Airlines Co., Ltd.	1,400	45,233
Qantas Airways Ltd.	19,930	84,704
Total		216,267
Building Products —%
Caesarstone Ltd.(b)	425	14,917
Continental Building Product(b)	690	15,180
Gibraltar Industries, Inc.(b)	320	9,552
Total		39,649
Commercial Services & Supplies —%
ACCO Brands Corp.(b)	1,230	14,330
Brady Corp., Class A	165	5,478
Essendant, Inc.	600	7,488
MSA Safety, Inc.	215	17,234
Quad/Graphics, Inc.	632	14,195
Total		58,725
Construction & Engineering 0.2%
Argan, Inc.	249	16,048
EMCOR Group, Inc.	100	6,750
Leighton Holdings Ltd.	587	19,472
MYR Group, Inc.(b)	50	1,591
Obayashi Corp.	9,600	115,590
Primoris Services Corp.	250	6,230

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2017	17

Portfolio of Investments   (continued)
Columbia Capital Allocation Conservative Portfolio, July 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Shimizu Corp.	9,000	95,094
Taisei Corp.	13,000	124,436
Total		385,211
Electrical Equipment 0.1%
ABB Ltd.	4,830	113,389
Atkore International Group, Inc.(b)	650	13,533
EnerSys	253	18,284
Generac Holdings, Inc.(b)	455	16,366
Total		161,572
Machinery —%
Alamo Group, Inc.	160	14,882
Astec Industries, Inc.	240	12,065
Chart Industries, Inc.(b)	150	5,100
Global Brass & Copper Holdings, Inc.	500	16,025
Harsco Corp.(b)	200	3,090
Hillenbrand, Inc.	100	3,600
Kadant, Inc.	50	3,903
Mueller Industries, Inc.	195	6,142
Wabash National Corp.	780	14,882
Total		79,689
Professional Services —%
Adecco Group AG, Registered Shares	88	6,716
RPX Corp.(b)	1,210	16,541
TrueBlue, Inc.(b)	600	15,330
Total		38,587
Road & Rail —%
ArcBest Corp.	827	22,991
Saia, Inc.(b)	150	8,152
Total		31,143
Trading Companies & Distributors 0.1%
Applied Industrial Technologies, Inc.	319	18,023
DXP Enterprises, Inc.(b)	100	2,859
ITOCHU Corp.	7,000	109,771
Marubeni Corp.	2,000	13,253
Mitsubishi Corp.	800	17,370
Rush Enterprises, Inc., Class A(b)	75	3,235
Common Stocks (continued)
Issuer	Shares	Value ($)
Sumitomo Corp.	4,800	64,881
Toyota Tsusho Corp.	2,800	90,014
Total		319,406
Total Industrials		1,362,146
Information Technology 0.3%
Communications Equipment —%
ADTRAN, Inc.	150	3,518
InterDigital, Inc.	70	5,099
Netscout Systems, Inc.(b)	350	12,075
Total		20,692
Electronic Equipment, Instruments & Components 0.1%
Anixter International, Inc.(b)	225	17,719
Benchmark Electronics, Inc.(b)	540	18,171
ePlus, Inc.(b)	50	4,045
Hitachi High-Technologies Corp.	1,600	58,894
Hitachi Ltd.	19,000	130,716
KEMET Corp.(b)	300	5,055
Methode Electronics, Inc.	405	16,099
Rogers Corp.(b)	55	6,488
Sanmina Corp.(b)	495	17,746
Scansource, Inc.(b)	405	16,038
Tech Data Corp.(b)	200	20,480
TTM Technologies, Inc.(b)	70	1,217
Vishay Intertechnology, Inc.	1,060	18,921
Total		331,589
Internet Software & Services —%
j2 Global, Inc.	248	20,988
Shutterstock, Inc.(b)	88	3,709
WebMD Health Corp.(b)	100	6,625
Total		31,322
IT Services 0.1%
Convergys Corp.	450	10,787
Everi Holdings, Inc.(b)	200	1,492
EVERTEC, Inc.	990	17,672
Fujitsu Ltd.	6,000	44,680
MAXIMUS, Inc.	200	12,072
Perficient, Inc.(b)	250	4,700
Science Applications International Corp.	237	16,687

The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Capital Allocation Portfolios | Semiannual Report 2017

Portfolio of Investments   (continued)
Columbia Capital Allocation Conservative Portfolio, July 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
TeleTech Holdings, Inc.	325	13,585
Travelport Worldwide Ltd.	1,130	16,159
Unisys Corp.(b)	1,240	15,872
Total		153,706
Semiconductors & Semiconductor Equipment —%
Amkor Technology, Inc.(b)	1,519	15,752
Diodes, Inc.(b)	634	16,820
Entegris, Inc.(b)	845	22,054
IXYS Corp.(b)	200	3,480
Rudolph Technologies, Inc.(b)	450	11,138
Semtech Corp.(b)	310	12,276
Xcerra Corp.(b)	1,418	13,769
Total		95,289
Software —%
Aspen Technology, Inc.(b)	359	20,416
Barracuda Networks, Inc.(b)	735	16,515
Check Point Software Technologies Ltd.(b)	63	6,664
CommVault Systems, Inc.(b)	325	19,354
Progress Software Corp.	525	16,805
VASCO Data Security International, Inc.(b)	355	4,793
Total		84,547
Technology Hardware, Storage & Peripherals 0.1%
Canon, Inc.	3,300	114,810
FUJIFILM Holdings Corp.	300	11,027
Total		125,837
Total Information Technology		842,982
Materials 0.3%
Chemicals 0.1%
BASF SE	291	27,762
Covestro AG	602	46,764
Evonik Industries AG	1,020	34,775
Ferro Corp.(b)	110	2,117
Innospec, Inc.	270	16,848
KMG Chemicals, Inc.	150	7,593
Koppers Holdings, Inc.(b)	150	5,445
Mitsubishi Chemical Holdings Corp.	11,900	99,630
Quaker Chemical Corp.	30	4,256
Common Stocks (continued)
Issuer	Shares	Value ($)
Rayonier Advanced Materials, Inc.	1,010	15,059
Trinseo SA	270	18,981
Total		279,230
Containers & Packaging —%
Greif, Inc., Class A	294	16,490
Metals & Mining 0.1%
Fortescue Metals Group Ltd.	18,990	87,282
Materion Corp.	413	15,880
Rio Tinto PLC	1,599	74,262
Schnitzer Steel Industries, Inc., Class A	650	16,770
Total		194,194
Paper & Forest Products 0.1%
UPM-Kymmene OYJ	4,358	118,709
Total Materials		608,623
Real Estate 0.2%
Equity Real Estate Investment Trusts (REITS) 0.1%
Ashford Hospitality Prime, Inc.	970	10,049
Ashford Hospitality Trust, Inc.	200	1,258
CorEnergy Infrastructure Trust, Inc.	437	15,561
DiamondRock Hospitality Co.	800	9,344
Lexington Realty Trust	1,850	18,833
NorthStar Realty Europe Corp.	200	2,582
PS Business Parks, Inc.	156	20,976
Ryman Hospitality Properties, Inc.	299	18,714
Sabra Health Care REIT, Inc.	710	16,472
Select Income REIT	695	16,312
Summit Hotel Properties, Inc.	990	17,751
Sunstone Hotel Investors, Inc.	1,200	19,536
Tier REIT, Inc.	100	1,848
Washington Prime Group, Inc.	1,950	17,589
Xenia Hotels & Resorts, Inc.	815	16,561
Total		203,386
Real Estate Management & Development 0.1%
Cheung Kong Property Holding Ltd.	2,055	16,618
Sun Hung Kai Properties Ltd.	6,873	106,341
Wheelock & Co., Ltd.	10,889	82,054
Total		205,013
Total Real Estate		408,399

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2017	19

Portfolio of Investments   (continued)
Columbia Capital Allocation Conservative Portfolio, July 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Telecommunication Services 0.1%
Diversified Telecommunication Services 0.1%
ATN International, Inc.	50	2,900
BT Group PLC	5,152	21,310
Consolidated Communications Holdings, Inc.	350	6,300
Nippon Telegraph & Telephone Corp.	2,300	112,558
Telefonica SA	7,122	80,601
Telenor ASA	3,798	75,981
Telstra Corp., Ltd.	6,801	22,311
Total		321,961
Wireless Telecommunication Services —%
Boingo Wireless, Inc.(b)	100	1,483
Total Telecommunication Services		323,444
Utilities 0.1%
Electric Utilities 0.1%
Allete, Inc.	125	9,159
Endesa SA	4,232	100,247
Enel SpA	23,622	134,897
IDACORP, Inc.	30	2,591
Portland General Electric Co.	414	18,502
Scottish & Southern Energy PLC	578	10,516
Total		275,912
Gas Utilities —%
Chesapeake Utilities Corp.	222	17,149
Northwest Natural Gas Co.	35	2,209
Southwest Gas Corp.	258	20,666
WGL Holdings, Inc.	20	1,714
Total		41,738
Independent Power and Renewable Electricity Producers —%
Ormat Technologies, Inc.	225	13,342
Water Utilities —%
SJW Corp.	319	16,866
Total Utilities		347,858
Total Common Stocks (Cost $8,097,932)		9,279,814

Equity Funds 18.7%
	Shares	Value ($)
International 3.8%
Columbia Emerging Markets Fund, Class Y Shares(a),(b)	286,849	3,591,348
Columbia European Equity Fund, Class Y Shares(a)	207,516	1,438,088
Columbia Overseas Value Fund, Class Y Shares(a)	488,056	4,821,989
Total		9,851,425
U.S. Large Cap 14.8%
Columbia Contrarian Core Fund, Class Y Shares(a)	158,227	4,099,666
Columbia Disciplined Core Fund, Class Y Shares(a)	933,606	10,745,806
Columbia Disciplined Growth Fund, Class Y Shares(a)	792,324	7,661,776
Columbia Disciplined Value Fund, Class Y Shares(a)	761,003	7,922,038
Columbia Select Large Cap Equity Fund, Class Y Shares(a)	556,193	7,625,410
Total		38,054,696
U.S. Small Cap 0.1%
Columbia Disciplined Small Core Fund, Class Y Shares(a)	15,471	152,698
Total Equity Funds (Cost $40,607,028)		48,058,819

Fixed-Income Funds 58.8%

Emerging Markets 1.5%
Columbia Emerging Markets Bond Fund, Class Y Shares(a),(b)	315,615	3,765,289
High Yield 2.1%
Columbia Income Opportunities Fund, Class Y Shares(a)	534,709	5,384,519
Inflation Protected Securities 1.9%
Columbia Inflation Protected Securities Fund, Class Y Shares(a),(b)	506,559	4,842,702
Investment Grade 53.3%
Columbia Corporate Income Fund, Class Y Shares(a)	3,616,655	37,070,711
Columbia Limited Duration Credit Fund, Class Y Shares(a)	1,235,716	12,221,236
Columbia Mortgage Opportunities Fund, Class Y Shares(a)	369,939	3,695,695
Columbia Total Return Bond Fund, Class Y Shares(a)	1,755,463	15,992,266
Columbia U.S. Government Mortgage Fund, Class Y Shares(a)	6,986,425	37,936,289
Columbia U.S. Treasury Index Fund, Class Y Shares(a)	2,715,628	30,306,404
Total		137,222,601
Total Fixed-Income Funds (Cost $152,145,730)		151,215,111

The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Capital Allocation Portfolios | Semiannual Report 2017

Portfolio of Investments   (continued)
Columbia Capital Allocation Conservative Portfolio, July 31, 2017 (Unaudited)
Preferred Stocks —%
Issuer	Coupon Rate	Shares	Value ($)
Consumer Discretionary —%
Auto Components —%
Schaeffler AG	—	5,660	78,997
Total Consumer Discretionary			78,997
Total Preferred Stocks (Cost $81,322)			78,997

Money Market Funds 11.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.137%(a),(c)	28,413,964	28,413,964
Total Money Market Funds (Cost $28,413,866)		28,413,964
Total Investments (Cost: $249,567,978)		256,777,431
Other Assets & Liabilities, Net		587,796
Net Assets		257,365,227
At July 31, 2017, securities and/or cash totaling $832,539 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts open at July 31, 2017
Counterparty	Exchange date	Currency to be delivered	Currency to be received	Unrealized appreciation ($)	Unrealized depreciation ($)
Deutsche Bank	8/29/2017	204,000 ILS	58,205 USD	855	—
Deutsche Bank	8/29/2017	13,128,000 JPY	116,154 USD	—	(3,080)
Deutsche Bank	8/29/2017	484,000 NOK	58,500 USD	—	(3,097)
Deutsche Bank	8/29/2017	712,000 SEK	84,152 USD	—	(4,183)
Deutsche Bank	8/29/2017	59,404 USD	76,000 AUD	1,373	—
Deutsche Bank	8/29/2017	122,891 USD	118,000 CHF	—	(631)
Deutsche Bank	8/29/2017	32,302 USD	211,000 DKK	1,341	—
Deutsche Bank	8/29/2017	174,894 USD	135,000 GBP	3,403	—
Deutsche Bank	8/29/2017	13,115 USD	18,000 NZD	396	—
Deutsche Bank	8/29/2017	84,071 USD	116,000 SGD	1,563	—
Total				8,931	(10,991)
Futures contracts outstanding at July 31, 2017
Long futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
Mini MSCI EAFE Index	41	USD	3,974,745	09/2017	113,749	—
TOPIX Index	14	JPY	2,056,601	09/2017	36,239	—
U.S. Long Bond	70	USD	10,707,813	09/2017	66,035	—
U.S. Ultra Bond	4	USD	658,000	09/2017	8,077	—
Total			17,397,159		224,100	—

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2017	21

Portfolio of Investments   (continued)
Columbia Capital Allocation Conservative Portfolio, July 31, 2017 (Unaudited)
Short futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
Russell 2000 Mini	(37)	USD	(2,635,140)	09/2017	—	(47,971)
S&P 500 E-mini	(72)	USD	(8,884,800)	09/2017	—	(142,739)
Total			(11,519,940)		—	(190,710)
Cleared credit default swap contracts outstanding at July 31, 2017
Buy protection
Counterparty	Reference entity	Expiration date	Pay fixed rate (%)	Notional currency	Notional amount	Unrealized appreciation ($)	Unrealized depreciation ($)
Morgan Stanley	Markit CDX North America High Yield Index, Series 28	6/20/2022	5.000	USD	1,500,000	—	(29,020)
Morgan Stanley	Markit CDX North America Investment Grade Index, Series 28	6/20/2022	1.000	USD	6,000,000	—	(37,926)
Total						—	(66,946)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions ($)	Realized gain (loss) ($)	Dividends — affiliated issuers ($)	Value ($)
Columbia Absolute Return Currency and Income Fund, Class I Shares	58,152	85	(58,237)*	—	—	4,490	—	—
Columbia Absolute Return Currency and Income Fund, Class Y Shares	—	56,571*	(5,310)	51,261	—	4,750	—	535,168
Columbia Alternative Beta Fund, Class I Shares	458,101	—	(458,101)*	—	—	—	—	—
Columbia Alternative Beta Fund, Class Y Shares	—	458,096*	—	458,096	—	—	—	4,301,525
Columbia Commodity Strategy Fund, Class I Shares	436,338	1,104	(437,442)*	—	—	(1,177)	—	—
Columbia Commodity Strategy Fund, Class Y Shares	—	449,513*	(43,070)	406,443	—	(16,977)	—	2,235,435
Columbia Contrarian Core Fund, Class I Shares	181,515	90	(181,605)*	—	—	71,868	—	—
Columbia Contrarian Core Fund, Class Y Shares	—	165,932*	(7,705)	158,227	—	46,540	—	4,099,666
Columbia Corporate Income Fund, Class I Shares	3,326,072	534,501	(3,860,573)*	—	—	(62,371)	143,653	—
Columbia Corporate Income Fund, Class Y Shares	—	3,793,227*	(176,572)	3,616,655	—	(14,390)	381,961	37,070,711
Columbia Disciplined Core Fund, Class I Shares	1,061,097	218	(1,061,315)*	—	—	289,734	—	—
Columbia Disciplined Core Fund, Class Y Shares	—	1,002,687*	(69,081)	933,606	—	352,866	—	10,745,806
Columbia Disciplined Growth Fund, Class I Shares	888,892	554	(889,446)*	—	—	29,451	—	—
Columbia Disciplined Growth Fund, Class Y Shares	—	840,545*	(48,221)	792,324	—	37,451	—	7,661,776
Columbia Disciplined Small Core Fund, Class I Shares	21,571	238	(21,809)*	—	—	(11,501)	—	—
Columbia Disciplined Small Core Fund, Class Y Shares	—	15,471*	—	15,471	—	—	—	152,698
Columbia Disciplined Value Fund, Class I Shares	810,791	297	(811,088)*	—	—	41,341	—	—
The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia Capital Allocation Portfolios | Semiannual Report 2017

Portfolio of Investments   (continued)
Columbia Capital Allocation Conservative Portfolio, July 31, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions ($)	Realized gain (loss) ($)	Dividends — affiliated issuers ($)	Value ($)
Columbia Disciplined Value Fund, Class Y Shares	—	788,276*	(27,273)	761,003	—	35,872	—	7,922,038
Columbia Diversified Absolute Return Fund, Class I Shares	482,091	299	(482,390)*	—	—	(16,491)	—	—
Columbia Diversified Absolute Return Fund, Class Y Shares	—	457,072*	(41,065)	416,007	—	(15,932)	—	3,997,822
Columbia Emerging Markets Bond Fund, Class I Shares	336,531	2,300	(338,831)*	—	—	(1,111)	23,904	—
Columbia Emerging Markets Bond Fund, Class Y Shares	—	338,709*	(23,094)	315,615	—	(10,946)	54,780	3,765,289
Columbia Emerging Markets Fund, Class I Shares	355,075	—	(355,075)*	—	—	—	—	—
Columbia Emerging Markets Fund, Class Y Shares	—	354,819*	(67,970)	286,849	—	123,908	—	3,591,348
Columbia European Equity Fund, Class I Shares	236,309	—	(236,309)*	—	—	—	—	—
Columbia European Equity Fund, Class Y Shares	—	247,875*	(40,359)	207,516	—	(16,421)	—	1,438,088
Columbia Income Opportunities Fund, Class I Shares	566,540	2,444	(568,984)*	—	—	(4,129)	40,159	—
Columbia Income Opportunities Fund, Class Y Shares	—	563,679*	(28,970)	534,709	—	1,011	92,820	5,384,519
Columbia Inflation Protected Securities Fund, Class I Shares	1,097,800	836	(1,098,636)*	—	—	(837,899)	—	—
Columbia Inflation Protected Securities Fund, Class Y Shares	—	525,221*	(18,662)	506,559	—	(35,742)	—	4,842,702
Columbia Limited Duration Credit Fund, Class I Shares	1,325,664	2,384	(1,328,048)*	—	—	(4,176)	32,234	—
Columbia Limited Duration Credit Fund, Class Y Shares	—	1,279,400*	(43,684)	1,235,716	—	(119)	77,892	12,221,236
Columbia Mortgage Opportunities Fund, Class I Shares	378,711	2,824	(381,535)*	—	—	(1,447)	22,726	—
Columbia Mortgage Opportunities Fund, Class Y Shares	—	383,213*	(13,274)	369,939	—	(41)	46,774	3,695,695
Columbia Multi-Asset Income Fund, Class I Shares	857,137	7,406	(864,543)*	—	—	—	71,870	—
Columbia Multi-Asset Income Fund, Class Y Shares	—	881,056*	—	881,056	—	—	145,875	8,660,776
Columbia Overseas Value Fund, Class I Shares	584,161	844	(585,005)*	—	—	(5,084)	—	—
Columbia Overseas Value Fund, Class Y Shares	—	565,858*	(77,802)	488,056	—	60,671	—	4,821,989
Columbia Select Large Cap Equity Fund, Class I Shares	599,736	—	(599,736)*	—	—	—	—	—
Columbia Select Large Cap Equity Fund, Class Y Shares	—	614,954*	(58,761)	556,193	65,224	26,532	9,630	7,625,410
Columbia Short-Term Cash Fund, 1.137%	28,203,510	4,522,521	(4,312,067)	28,413,964	—	(76)	123,554	28,413,964
Columbia Total Return Bond Fund, Class I Shares	1,865,478	3,809	(1,869,287)*	—	—	—	63,999	—
Columbia Total Return Bond Fund, Class Y Shares	—	1,899,825*	(144,362)	1,755,463	—	(18,609)	162,411	15,992,266
Columbia U.S. Government Mortgage Fund, Class I Shares	7,437,116	14,914	(7,452,030)*	—	—	(27,810)	144,003	—
Columbia U.S. Government Mortgage Fund, Class Y Shares	—	7,347,468*	(361,043)	6,986,425	—	(22,783)	374,307	37,936,289
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2017	23

Portfolio of Investments   (continued)
Columbia Capital Allocation Conservative Portfolio, July 31, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions ($)	Realized gain (loss) ($)	Dividends — affiliated issuers ($)	Value ($)
Columbia U.S. Treasury Index Fund, Class I Shares	2,950,514	3,506	(2,954,020)*	—	—	(63,965)	67,506	—
Columbia U.S. Treasury Index Fund, Class Y Shares	—	2,900,160*	(184,532)	2,715,628	—	(126,881)	164,759	30,306,404
Total	54,518,902	31,030,801	(32,686,922)	52,862,781	65,224	(189,593)	2,244,817	247,418,620

*	Includes the effect of underlying share class exchange.

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at July 31, 2017.
Currency Legend
AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
GBP	British Pound
ILS	New Israeli Sheqel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principle investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
The accompanying Notes to Financial Statements are an integral part of this statement.
24	Columbia Capital Allocation Portfolios | Semiannual Report 2017

Portfolio of Investments   (continued)
Columbia Capital Allocation Conservative Portfolio, July 31, 2017 (Unaudited)
Fair value measurements  (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Alternative Strategies Funds	19,730,726	—	—	—	19,730,726
Common Stocks
Consumer Discretionary	340,856	692,476	—	—	1,033,332
Consumer Staples	84,047	764,598	—	—	848,645
Energy	104,147	297,985	—	—	402,132
Financials	502,502	1,481,928	—	—	1,984,430
Health Care	421,295	696,528	—	—	1,117,823
Industrials	392,039	970,107	—	—	1,362,146
Information Technology	482,855	360,127	—	—	842,982
Materials	119,439	489,184	—	—	608,623
Real Estate	203,386	205,013	—	—	408,399
Telecommunication Services	10,683	312,761	—	—	323,444
Utilities	102,198	245,660	—	—	347,858
Total Common Stocks	2,763,447	6,516,367	—	—	9,279,814
Equity Funds	48,058,819	—	—	—	48,058,819
Fixed-Income Funds	151,215,111	—	—	—	151,215,111
Preferred Stocks
Consumer Discretionary	—	78,997	—	—	78,997
Money Market Funds	—	—	—	28,413,964	28,413,964
Total Investments	221,768,103	6,595,364	—	28,413,964	256,777,431
Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	8,931	—	—	8,931
Futures Contracts	224,100	—	—	—	224,100
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2017	25

Portfolio of Investments   (continued)
Columbia Capital Allocation Conservative Portfolio, July 31, 2017 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Liability
Forward Foreign Currency Exchange Contracts	—	(10,991)	—	—	(10,991)
Futures Contracts	(190,710)	—	—	—	(190,710)
Swap Contracts	—	(66,946)	—	—	(66,946)
Total	221,801,493	6,526,358	—	28,413,964	256,741,815
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
26	Columbia Capital Allocation Portfolios | Semiannual Report 2017

Portfolio of Investments
Columbia Capital Allocation Moderate Conservative Portfolio, July 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Alternative Strategies Funds 6.9%
	Shares	Value ($)
Columbia Absolute Return Currency and Income Fund, Class Y Shares(a),(b)	171,506	1,790,521
Columbia Alternative Beta Fund, Class Y Shares(a)	458,096	4,301,525
Columbia Commodity Strategy Fund, Class Y Shares(a),(b)	1,244,883	6,846,855
Columbia Diversified Absolute Return Fund, Class Y Shares(a),(b)	963,225	9,256,590
Columbia Multi-Asset Income Fund, Class Y Shares(a)	1,951,926	19,187,433
Total Alternative Strategies Funds (Cost $42,327,897)		41,382,924

Common Stocks 2.4%
Issuer	Shares	Value ($)
Consumer Discretionary 0.3%
Auto Components —%
Bridgestone Corp.	1,400	58,900
Continental AG	381	85,921
Cooper-Standard Holding, Inc.(b)	84	8,590
Dorman Products, Inc.(b)	100	7,808
LCI Industries	300	32,025
Superior Industries International, Inc.	410	8,015
Total		201,259
Automobiles 0.1%
Peugeot SA	7,325	157,688
Subaru Corp.	4,000	144,308
Suzuki Motor Corp.	3,400	161,165
Total		463,161
Diversified Consumer Services —%
Adtalem Global Education, Inc.	150	4,875
Capella Education Co.	322	22,121
Sotheby’s (b)	450	25,466
Total		52,462
Hotels, Restaurants & Leisure 0.1%
Bloomin’ Brands, Inc.	880	15,338
Brinker International, Inc.	250	8,868
Cheesecake Factory, Inc. (The)	325	15,464
Cracker Barrel Old Country Store, Inc.	165	25,649
InterContinental Hotels Group PLC	2,811	159,146
Papa John’s International, Inc.	331	23,610
Common Stocks (continued)
Issuer	Shares	Value ($)
Ruth’s Hospitality Group, Inc.	1,322	26,440
TUI AG	6,972	109,558
Total		384,073
Household Durables 0.1%
Electrolux AB, Class B	2,732	93,460
Helen of Troy Ltd.(b)	25	2,519
La-Z-Boy, Inc.	945	31,941
Persimmon PLC	1,472	48,631
Taylor Morrison Home Corp., Class A(b)	1,100	24,882
Total		201,433
Internet & Direct Marketing Retail —%
Nutrisystem, Inc.	250	13,938
Media —%
Gannett Co., Inc.	2,685	24,085
New York Times Co. (The), Class A	495	9,405
Scholastic Corp.	310	12,843
Time, Inc.	2,100	29,505
Total		75,838
Multiline Retail —%
Big Lots, Inc.	600	29,802
Harvey Norman Holdings Ltd.	12,509	43,738
Total		73,540
Specialty Retail —%
Aaron’s, Inc.	830	38,413
Big 5 Sporting Goods Corp.	2,220	23,865
Buckle, Inc. (The)	200	3,420
Children’s Place, Inc. (The)	279	29,476
Francesca’s Holdings Corp.(b)	2,720	26,466
Pier 1 Imports, Inc.	1,230	5,670
Select Comfort Corp.(b)	100	3,381
Tilly’s, Inc.	300	2,994
Total		133,685
Textiles, Apparel & Luxury Goods —%
Movado Group, Inc.	1,055	25,953
Total Consumer Discretionary		1,625,342

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2017	27

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, July 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 0.2%
Food & Staples Retailing 0.1%
Distribuidora Internacional de Alimentacion SA	25,578	172,682
Jeronimo Martins SGPS SA	4,534	89,232
SpartanNash Co.	315	8,738
SUPERVALU, Inc.(b)	3,784	13,547
Wm Morrison Supermarkets PLC	39,221	124,403
Woolworths Ltd.	1,453	31,012
Total		439,614
Food Products 0.1%
Dean Foods Co.	1,377	20,655
Fresh Del Monte Produce, Inc.	460	23,676
John B. Sanfilippo & Son, Inc.	325	20,904
Marine Harvest ASA	3,845	71,640
Nestlé SA, Registered Shares	715	60,412
Sanderson Farms, Inc.	259	33,865
WH Group Ltd.	156,000	146,272
Total		377,424
Household Products —%
Central Garden & Pet Co., Class A(b)	100	3,076
Reckitt Benckiser Group PLC	1,214	118,033
Total		121,109
Personal Products —%
Medifast, Inc.	50	2,135
Unilever NV-CVA	1,087	63,439
Usana Health Sciences, Inc.(b)	240	13,704
Total		79,278
Tobacco —%
Imperial Brands PLC	4,000	164,661
Swedish Match AB	3,613	127,089
Total		291,750
Total Consumer Staples		1,309,175
Energy 0.1%
Energy Equipment & Services —%
Archrock, Inc.	2,245	24,583
Atwood Oceanics, Inc.(b)	558	4,386
Exterran Corp.(b)	700	19,383
McDermott International, Inc.(b)	1,200	8,124
Common Stocks (continued)
Issuer	Shares	Value ($)
Petrofac Ltd.	15,838	93,408
Rowan Companies PLC, Class A(b)	2,500	29,175
Total		179,059
Oil, Gas & Consumable Fuels 0.1%
Caltex Australia Ltd.	2,614	65,143
International Seaways, Inc.(b)	800	18,248
OMV AG	2,729	154,487
Pacific Ethanol, Inc.(b)	500	3,125
Peabody Energy Corp.(b)	200	5,608
Repsol SA	2,915	48,863
REX American Resources Corp.(b)	280	27,994
Royal Dutch Shell PLC, Class B	1,422	40,376
Showa Shell Sekiyu KK	4,900	53,374
Ultra Petroleum Corp.(b)	2,700	27,783
Westmoreland Coal Co.(b)	800	3,448
Total		448,449
Total Energy		627,508
Financials 0.5%
Banks 0.3%
Banco Latinoamericano de Comercio Exterior SA, Class E	500	13,155
Bank Hapoalim BM	22,387	155,082
BOC Hong Kong Holdings Ltd.	17,725	87,145
Cathay General Bancorp	725	27,151
Centerstate Banks, Inc.	200	4,998
Central Pacific Financial Corp.	910	28,146
Customers Bancorp, Inc.(b)	841	25,104
Enterprise Financial Services Corp.	450	17,797
FCB Financial Holdings, Inc., Class A(b)	170	8,016
First BanCorp(b)	1,375	8,058
First Citizens BancShares Inc., Class A	85	31,282
First Merchants Corp.	450	18,198
Fulton Financial Corp.	320	5,840
Hancock Holding Co.	700	32,200
Hilltop Holdings, Inc.	830	20,775
ING Groep NV	2,557	47,872
International Bancshares Corp.	885	31,329
Japan Post Bank Co., Ltd.	12,100	155,415
Lloyds Banking Group PLC	41,268	35,708

The accompanying Notes to Financial Statements are an integral part of this statement.
28	Columbia Capital Allocation Portfolios | Semiannual Report 2017

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, July 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Natixis SA	18,035	131,152
Nordea Bank AB	3,621	45,701
Preferred Bank/Los Angeles	350	19,652
S&T Bancorp, Inc.	300	11,364
Sandy Spring Bancorp, Inc.	550	22,022
Societe Generale SA	3,710	217,838
Sterling Bancorp	400	9,240
Swedbank AB, Class A	6,482	169,239
United Community Banks, Inc.	940	26,094
Westpac Banking Corp.	6,970	177,666
Wintrust Financial Corp.	445	33,513
Total		1,616,752
Capital Markets —%
3i Group PLC	14,100	174,129
Arlington Asset Investment Corp., Class A	1,938	25,000
Piper Jaffray Companies	400	24,960
Virtus Investment Partners, Inc.	200	23,560
Total		247,649
Consumer Finance —%
Nelnet, Inc., Class A	635	31,172
Insurance 0.2%
Allianz SE, Registered Shares	1,119	238,441
American Equity Investment Life Holding Co.	600	16,068
Assicurazioni Generali SpA	7,746	140,572
AXA SA	6,683	197,467
CNO Financial Group, Inc.	800	18,304
CNP Assurances	1,855	44,797
HCI Group, Inc.	100	4,509
Heritage Insurance Holdings, Inc.	1,530	19,293
Legal & General Group PLC	10,019	35,480
Maiden Holdings Ltd.	835	9,269
MS&AD Insurance Group Holdings, Inc.	1,700	59,627
NN Group NV	1,406	57,073
Swiss Life Holding AG, Registered Shares	157	57,315
Swiss Re AG	398	38,382
Universal Insurance Holdings, Inc.	1,156	27,571
Total		964,168
Common Stocks (continued)
Issuer	Shares	Value ($)
Mortgage Real Estate Investment Trusts (REITS) —%
AG Mortgage Investment Trust, Inc.	300	5,523
ARMOUR Residential REIT, Inc.	800	20,208
Invesco Mortgage Capital, Inc.	610	10,145
MTGE Investment Corp.	1,000	18,600
Redwood Trust, Inc.	460	7,944
Total		62,420
Thrifts & Mortgage Finance —%
Essent Group Ltd.(b)	890	34,194
Federal Agricultural Mortgage Corp.	300	20,568
Flagstar Bancorp, Inc.(b)	760	24,746
MGIC Investment Corp.(b)	3,255	37,986
Walker & Dunlop, Inc.(b)	570	28,642
Washington Federal, Inc.	995	33,283
Total		179,419
Total Financials		3,101,580
Health Care 0.3%
Biotechnology 0.1%
Alder Biopharmaceuticals, Inc.(b)	1,444	15,523
bluebird bio, Inc.(b)	145	13,666
Clovis Oncology, Inc.(b)	155	13,146
Coherus Biosciences, Inc.(b)	275	3,589
Dynavax Technologies Corp.(b)	725	11,491
Eagle Pharmaceuticals, Inc.(b)	55	2,703
Immunomedics, Inc.(b)	850	7,276
Jounce Therapeutics, Inc.(b)	438	5,655
Keryx Biopharmaceuticals, Inc.(b)	1,905	13,354
Kite Pharma, Inc.(b)	160	17,346
Loxo Oncology, Inc.(b)	160	11,570
NewLink Genetics Corp.(b)	475	3,429
OncoMed Pharmaceuticals, Inc.(b)	1,100	3,564
Ovid Therapeutics, Inc.(b)	1,354	11,089
Puma Biotechnology, Inc.(b)	280	26,614
Ra Pharmaceuticals, Inc.(b)	414	6,090
Sage Therapeutics, Inc.(b)	180	14,355
Shire PLC	876	49,248

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2017	29

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, July 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Spark Therapeutics, Inc.(b)	265	18,815
TESARO, Inc.(b)	135	17,234
Total		265,757
Health Care Equipment & Supplies —%
Analogic Corp.	366	25,693
Angiodynamics, Inc.(b)	1,610	26,162
CONMED Corp.	100	5,132
Haemonetics Corp.(b)	500	20,565
Halyard Health, Inc.(b)	525	21,116
Integer Holdings Corp.(b)	550	25,190
Lantheus Holdings, Inc.(b)	1,512	27,896
Masimo Corp.(b)	365	34,529
Orthofix International NV(b)	315	13,665
Total		199,948
Health Care Providers & Services —%
AMN Healthcare Services, Inc.(b)	750	27,675
Chemed Corp.	20	3,950
Diplomat Pharmacy, Inc.(b)	200	3,174
Kindred Healthcare, Inc.	700	6,265
LHC Group, Inc.(b)	225	13,028
Molina Healthcare, Inc.(b)	481	32,131
Providence Service Corp. (The)(b)	450	23,193
Triple-S Management Corp., Class B(b)	930	14,396
Total		123,812
Life Sciences Tools & Services —%
INC Research Holdings, Inc. Class A(b)	591	32,505
PAREXEL International Corp.(b)	150	13,128
Pra Health Sciences, Inc.(b)	436	32,438
Total		78,071
Pharmaceuticals 0.2%
Aerie Pharmaceuticals, Inc.(b)	335	18,191
Bayer AG, Registered Shares	1,358	172,254
GlaxoSmithKline PLC	10,525	210,314
Lannett Co., Inc.(b)	400	8,140
Novo Nordisk A/S, Class B	3,121	133,191
Pacira Pharmaceuticals, Inc.(b)	360	14,220
Phibro Animal Health Corp., Class A	650	24,830
Roche Holding AG, Genusschein Shares	1,090	276,065
Common Stocks (continued)
Issuer	Shares	Value ($)
Sanofi	2,343	223,889
Supernus Pharmaceuticals, Inc.(b)	325	13,146
Total		1,094,240
Total Health Care		1,761,828
Industrials 0.3%
Aerospace & Defense —%
Curtiss-Wright Corp.	391	37,700
Moog, Inc., Class A(b)	125	9,290
Total		46,990
Air Freight & Logistics —%
Forward Air Corp.	150	7,775
Airlines 0.1%
Deutsche Lufthansa AG, Registered Shares	4,988	107,320
Hawaiian Holdings, Inc.(b)	640	26,496
Japan Airlines Co., Ltd.	2,100	67,850
Qantas Airways Ltd.	30,472	129,508
Total		331,174
Building Products —%
Caesarstone Ltd.(b)	700	24,570
Continental Building Product(b)	1,115	24,530
Gibraltar Industries, Inc.(b)	570	17,014
Total		66,114
Commercial Services & Supplies —%
ACCO Brands Corp.(b)	2,040	23,766
Brady Corp., Class A	225	7,470
Essendant, Inc.	1,000	12,480
MSA Safety, Inc.	375	30,060
Quad/Graphics, Inc.	1,013	22,752
Total		96,528
Construction & Engineering 0.1%
Argan, Inc.	430	27,713
EMCOR Group, Inc.	175	11,813
Leighton Holdings Ltd.	897	29,755
MYR Group, Inc.(b)	100	3,181
Obayashi Corp.	14,700	176,998
Primoris Services Corp.	400	9,968

The accompanying Notes to Financial Statements are an integral part of this statement.
30	Columbia Capital Allocation Portfolios | Semiannual Report 2017

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, July 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Shimizu Corp.	14,000	147,924
Taisei Corp.	20,000	191,441
Total		598,793
Electrical Equipment —%
ABB Ltd.	7,385	173,370
Atkore International Group, Inc.(b)	1,100	22,902
EnerSys	407	29,414
Generac Holdings, Inc.(b)	755	27,157
Total		252,843
Machinery —%
Alamo Group, Inc.	275	25,577
Astec Industries, Inc.	425	21,365
Chart Industries, Inc.(b)	250	8,500
Global Brass & Copper Holdings, Inc.	860	27,563
Harsco Corp.(b)	300	4,635
Hillenbrand, Inc.	150	5,400
Kadant, Inc.	75	5,854
Mueller Industries, Inc.	320	10,080
Wabash National Corp.	1,314	25,071
Total		134,045
Professional Services —%
Adecco Group AG, Registered Shares	135	10,303
RPX Corp.(b)	2,040	27,887
TrueBlue, Inc.(b)	1,000	25,550
Total		63,740
Road & Rail —%
ArcBest Corp.	1,340	37,252
Saia, Inc.(b)	250	13,587
Total		50,839
Trading Companies & Distributors 0.1%
Applied Industrial Technologies, Inc.	505	28,532
DXP Enterprises, Inc.(b)	150	4,289
ITOCHU Corp.	10,700	167,792
Marubeni Corp.	3,100	20,542
Mitsubishi Corp.	1,200	26,055
Rush Enterprises, Inc., Class A(b)	150	6,469
Common Stocks (continued)
Issuer	Shares	Value ($)
Sumitomo Corp.	7,300	98,673
Toyota Tsusho Corp.	4,300	138,237
Total		490,589
Total Industrials		2,139,430
Information Technology 0.2%
Communications Equipment —%
ADTRAN, Inc.	200	4,690
InterDigital, Inc.	125	9,106
Netscout Systems, Inc.(b)	550	18,975
Total		32,771
Electronic Equipment, Instruments & Components 0.1%
Anixter International, Inc.(b)	375	29,531
Benchmark Electronics, Inc.(b)	910	30,622
ePlus, Inc.(b)	75	6,068
Hitachi High-Technologies Corp.	2,400	88,341
Hitachi Ltd.	29,000	199,515
KEMET Corp.(b)	500	8,425
Methode Electronics, Inc.	695	27,626
Rogers Corp.(b)	100	11,797
Sanmina Corp.(b)	855	30,652
Scansource, Inc.(b)	690	27,324
Tech Data Corp.(b)	325	33,280
TTM Technologies, Inc.(b)	80	1,390
Vishay Intertechnology, Inc.	1,790	31,951
Total		526,522
Internet Software & Services —%
j2 Global, Inc.	404	34,191
Shutterstock, Inc.(b)	145	6,110
WebMD Health Corp.(b)	150	9,937
Total		50,238
IT Services 0.1%
Convergys Corp.	800	19,176
Everi Holdings, Inc.(b)	400	2,984
EVERTEC, Inc.	1,712	30,559
Fujitsu Ltd.	9,000	67,021
MAXIMUS, Inc.	300	18,108
Perficient, Inc.(b)	500	9,400
Science Applications International Corp.	378	26,615

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2017	31

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, July 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
TeleTech Holdings, Inc.	500	20,900
Travelport Worldwide Ltd.	1,920	27,456
Unisys Corp.(b)	2,140	27,392
Total		249,611
Semiconductors & Semiconductor Equipment —%
Amkor Technology, Inc.(b)	2,430	25,199
Diodes, Inc.(b)	1,009	26,769
Entegris, Inc.(b)	1,405	36,671
IXYS Corp.(b)	400	6,960
Rudolph Technologies, Inc.(b)	700	17,325
Semtech Corp.(b)	545	21,582
Xcerra Corp.(b)	2,358	22,896
Total		157,402
Software —%
Aspen Technology, Inc.(b)	630	35,828
Barracuda Networks, Inc.(b)	1,170	26,290
Check Point Software Technologies Ltd.(b)	96	10,155
CommVault Systems, Inc.(b)	525	31,264
Progress Software Corp.	860	27,529
VASCO Data Security International, Inc.(b)	595	8,032
Total		139,098
Technology Hardware, Storage & Peripherals —%
Canon, Inc.	5,000	173,954
FUJIFILM Holdings Corp.	500	18,379
Total		192,333
Total Information Technology		1,347,975
Materials 0.2%
Chemicals 0.1%
BASF SE	445	42,454
Covestro AG	920	71,466
Evonik Industries AG	1,562	53,254
Ferro Corp.(b)	100	1,924
Innospec, Inc.	445	27,768
KMG Chemicals, Inc.	250	12,655
Koppers Holdings, Inc.(b)	250	9,075
Mitsubishi Chemical Holdings Corp.	18,200	152,375
Quaker Chemical Corp.	50	7,094
Common Stocks (continued)
Issuer	Shares	Value ($)
Rayonier Advanced Materials, Inc.	1,710	25,496
Trinseo SA	460	32,338
Total		435,899
Containers & Packaging —%
Greif, Inc., Class A	520	29,167
Metals & Mining 0.1%
Fortescue Metals Group Ltd.	29,034	133,446
Materion Corp.	710	27,300
Rio Tinto PLC	2,445	113,553
Schnitzer Steel Industries, Inc., Class A	1,040	26,832
Total		301,131
Paper & Forest Products —%
UPM-Kymmene OYJ	6,663	181,495
Total Materials		947,692
Real Estate 0.1%
Equity Real Estate Investment Trusts (REITS) 0.1%
Ashford Hospitality Prime, Inc.	1,550	16,058
Ashford Hospitality Trust, Inc.	400	2,516
CorEnergy Infrastructure Trust, Inc.	708	25,212
DiamondRock Hospitality Co.	1,300	15,184
Lexington Realty Trust	3,000	30,540
NorthStar Realty Europe Corp.	300	3,873
PS Business Parks, Inc.	260	34,959
Ryman Hospitality Properties, Inc.	515	32,234
Sabra Health Care REIT, Inc.	1,180	27,376
Select Income REIT	1,140	26,756
Summit Hotel Properties, Inc.	1,670	29,943
Sunstone Hotel Investors, Inc.	2,000	32,560
Tier REIT, Inc.	200	3,696
Washington Prime Group, Inc.	3,295	29,721
Xenia Hotels & Resorts, Inc.	1,380	28,042
Total		338,670
Real Estate Management & Development —%
Cheung Kong Property Holding Ltd.	3,047	24,641
Sun Hung Kai Properties Ltd.	10,863	168,075
Wheelock & Co., Ltd.	16,174	121,879
Total		314,595
Total Real Estate		653,265

The accompanying Notes to Financial Statements are an integral part of this statement.
32	Columbia Capital Allocation Portfolios | Semiannual Report 2017

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, July 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Telecommunication Services 0.1%
Diversified Telecommunication Services 0.1%
ATN International, Inc.	100	5,800
BT Group PLC	7,878	32,586
Consolidated Communications Holdings, Inc.	600	10,800
Nippon Telegraph & Telephone Corp.	3,500	171,284
Telefonica SA	10,889	123,232
Telenor ASA	5,806	116,152
Telstra Corp., Ltd.	10,398	34,111
Total		493,965
Wireless Telecommunication Services —%
Boingo Wireless, Inc.(b)	200	2,966
Total Telecommunication Services		496,931
Utilities 0.1%
Electric Utilities 0.1%
Allete, Inc.	200	14,654
Endesa SA	6,469	153,237
Enel SpA	36,108	206,200
IDACORP, Inc.	50	4,318
Portland General Electric Co.	721	32,221
Scottish & Southern Energy PLC	884	16,084
Total		426,714
Gas Utilities —%
Chesapeake Utilities Corp.	390	30,127
Northwest Natural Gas Co.	75	4,733
Southwest Gas Corp.	436	34,924
WGL Holdings, Inc.	25	2,143
Total		71,927
Independent Power and Renewable Electricity Producers —%
Ormat Technologies, Inc.	400	23,720
Water Utilities —%
SJW Corp.	505	26,699
Total Utilities		549,060
Total Common Stocks (Cost $12,789,922)		14,559,786

Equity Funds 32.3%
	Shares	Value ($)
International 7.9%
Columbia Emerging Markets Fund, Class Y Shares(a),(b)	710,827	8,899,546
Columbia European Equity Fund, Class Y Shares(a)	2,121,071	14,699,024
Columbia Overseas Value Fund, Class Y Shares(a)	2,190,143	21,638,609
Columbia Pacific/Asia Fund, Class Y Shares(a),(b)	159,662	1,746,705
Total		46,983,884
U.S. Large Cap 23.5%
Columbia Contrarian Core Fund, Class Y Shares(a)	738,731	19,140,529
Columbia Disciplined Core Fund, Class Y Shares(a)	2,816,251	32,415,056
Columbia Disciplined Growth Fund, Class Y Shares(a)	1,975,399	19,102,107
Columbia Disciplined Value Fund, Class Y Shares(a)	3,183,294	33,138,089
Columbia Large Cap Growth Fund, Class Y Shares(a)	298,528	12,344,121
Columbia Select Large Cap Equity Fund, Class Y Shares(a)	1,789,342	24,531,877
Total		140,671,779
U.S. Small Cap 0.9%
Columbia Disciplined Small Core Fund, Class Y Shares(a)	572,255	5,648,160
Total Equity Funds (Cost $164,024,947)		193,303,823

Fixed-Income Funds 48.4%

Emerging Markets 2.1%
Columbia Emerging Markets Bond Fund, Class Y Shares(a),(b)	1,073,651	12,808,658
High Yield 3.6%
Columbia Income Opportunities Fund, Class Y Shares(a)	2,106,483	21,212,288
Inflation Protected Securities 0.9%
Columbia Inflation Protected Securities Fund, Class Y Shares(a),(b)	566,720	5,417,841
Investment Grade 41.8%
Columbia Corporate Income Fund, Class Y Shares(a)	5,833,722	59,795,646
Columbia Limited Duration Credit Fund, Class Y Shares(a)	1,384,833	13,696,004
Columbia Mortgage Opportunities Fund, Class Y Shares(a)	869,422	8,685,521
Columbia Total Return Bond Fund, Class Y Shares(a)	3,436,913	31,310,274
Columbia U.S. Government Mortgage Fund, Class Y Shares(a)	15,148,492	82,256,314

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2017	33

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, July 31, 2017 (Unaudited)
Fixed-Income Funds (continued)
	Shares	Value ($)
Columbia U.S. Treasury Index Fund, Class Y Shares(a)	4,897,274	54,653,584
Total		250,397,343
Total Fixed-Income Funds (Cost $290,307,832)		289,836,130

Preferred Stocks —%
Issuer	Coupon Rate	Shares	Value ($)
Consumer Discretionary —%
Auto Components —%
Schaeffler AG	—	8,654	120,784
Total Consumer Discretionary			120,784
Total Preferred Stocks (Cost $124,342)			120,784
Money Market Funds 9.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.137%(a),(c)	57,887,498	57,887,498
Total Money Market Funds (Cost $57,887,266)		57,887,498
Total Investments (Cost: $567,462,206)		597,090,945
Other Assets & Liabilities, Net		1,502,869
Net Assets		598,593,814

At July 31, 2017, securities and/or cash totaling $2,063,407 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts open at July 31, 2017
Counterparty	Exchange date	Currency to be delivered	Currency to be received	Unrealized appreciation ($)	Unrealized depreciation ($)
JPMorgan	8/29/2017	312,000 ILS	88,978 USD	1,266	—
JPMorgan	8/29/2017	20,625,000 JPY	182,515 USD	—	(4,810)
JPMorgan	8/29/2017	740,000 NOK	89,496 USD	—	(4,680)
JPMorgan	8/29/2017	1,088,000 SEK	128,638 USD	—	(6,347)
JPMorgan	8/29/2017	90,671 USD	116,000 AUD	2,095	—
JPMorgan	8/29/2017	188,489 USD	181,000 CHF	—	(955)
JPMorgan	8/29/2017	49,451 USD	323,000 DKK	2,050	—
JPMorgan	8/29/2017	272,065 USD	210,000 GBP	5,287	—
JPMorgan	8/29/2017	19,670 USD	27,000 NZD	596	—
JPMorgan	8/29/2017	128,337 USD	177,000 SGD	2,328	—
Total				13,622	(16,792)
Futures contracts outstanding at July 31, 2017
Long futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
Mini MSCI EAFE Index	153	USD	14,832,585	09/2017	424,478	—
TOPIX Index	57	JPY	8,373,305	09/2017	147,543	—
U.S. Long Bond	154	USD	23,557,187	09/2017	145,278	—
U.S. Ultra Bond	10	USD	1,645,000	09/2017	20,192	—
Total			48,408,077		737,491	—

The accompanying Notes to Financial Statements are an integral part of this statement.
34	Columbia Capital Allocation Portfolios | Semiannual Report 2017

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, July 31, 2017 (Unaudited)
Short futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
Russell 2000 Mini	(57)	USD	(4,059,540)	09/2017	—	(73,902)
S&P 500 E-mini	(138)	USD	(17,029,200)	09/2017	—	(273,582)
Total			(21,088,740)		—	(347,484)
Cleared credit default swap contracts outstanding at July 31, 2017
Buy protection
Counterparty	Reference entity	Expiration date	Pay fixed rate (%)	Notional currency	Notional amount	Unrealized appreciation ($)	Unrealized depreciation ($)
Morgan Stanley	Markit CDX North America High Yield Index, Series 28	6/20/2022	5.000	USD	3,000,000	—	(58,042)
Morgan Stanley	Markit CDX North America Investment Grade Index, Series 28	6/20/2022	1.000	USD	12,050,000	—	(76,168)
Total						—	(134,210)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions ($)	Realized gain (loss) ($)	Dividends — affiliated issuers ($)	Value ($)
Columbia Absolute Return Currency and Income Fund, Class I Shares	187,205	16	(187,221)*	—	—	9,070	—	—
Columbia Absolute Return Currency and Income Fund, Class Y Shares	—	179,607*	(8,101)	171,506	—	6,621	—	1,790,521
Columbia Alternative Beta Fund, Class I Shares	458,101	—	(458,101)*	—	—	—	—	—
Columbia Alternative Beta Fund, Class Y Shares	—	458,096*	—	458,096	—	—	—	4,301,525
Columbia Commodity Strategy Fund, Class I Shares	1,327,610	17	(1,327,627)*	—	—	(1,881)	—	—
Columbia Commodity Strategy Fund, Class Y Shares	—	1,306,488*	(61,605)	1,244,883	—	(24,129)	—	6,846,855
Columbia Contrarian Core Fund, Class I Shares	880,130	5	(880,135)*	—	—	537,634	—	—
Columbia Contrarian Core Fund, Class Y Shares	—	807,264*	(68,533)	738,731	—	693,968	—	19,140,529
Columbia Corporate Income Fund, Class I Shares	5,559,903	627,784	(6,187,687)*	—	—	(36,571)	237,778	—
Columbia Corporate Income Fund, Class Y Shares	—	6,118,350*	(284,628)	5,833,722	—	(23,580)	617,185	59,795,646
Columbia Disciplined Core Fund, Class I Shares	3,202,201	19	(3,202,220)*	—	—	867,467	—	—
Columbia Disciplined Core Fund, Class Y Shares	—	3,015,831*	(199,580)	2,816,251	—	1,018,452	—	32,415,056
Columbia Disciplined Growth Fund, Class I Shares	2,258,281	27	(2,258,308)*	—	—	33,163	—	—
Columbia Disciplined Growth Fund, Class Y Shares	—	2,184,147*	(208,748)	1,975,399	—	218,577	—	19,102,107
Columbia Disciplined Small Core Fund, Class I Shares	618,263	9	(618,272)*	—	—	(129,646)	—	—
Columbia Disciplined Small Core Fund, Class Y Shares	—	592,976*	(20,721)	572,255	—	(206,161)	—	5,648,160
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2017	35

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, July 31, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions ($)	Realized gain (loss) ($)	Dividends — affiliated issuers ($)	Value ($)
Columbia Disciplined Value Fund, Class I Shares	3,515,184	17	(3,515,201)*	—	—	200,384	—	—
Columbia Disciplined Value Fund, Class Y Shares	—	3,366,703*	(183,409)	3,183,294	—	270,793	—	33,138,089
Columbia Diversified Absolute Return Fund, Class I Shares	1,053,957	9	(1,053,966)*	—	—	(17,036)	—	—
Columbia Diversified Absolute Return Fund, Class Y Shares	—	1,017,694*	(54,469)	963,225	—	(20,972)	—	9,256,590
Columbia Emerging Markets Bond Fund, Class I Shares	1,169,445	7,182	(1,176,627)*	—	—	18,149	82,628	—
Columbia Emerging Markets Bond Fund, Class Y Shares	—	1,139,097*	(65,446)	1,073,651	—	40,989	187,289	12,808,658
Columbia Emerging Markets Fund, Class I Shares	883,010	—	(883,010)*	—	—	—	—	—
Columbia Emerging Markets Fund, Class Y Shares	—	879,294*	(168,467)	710,827	—	332,783	—	8,899,546
Columbia European Equity Fund, Class I Shares	2,509,671	—	(2,509,671)*	—	—	—	—	—
Columbia European Equity Fund, Class Y Shares	—	2,576,296*	(455,225)	2,121,071	—	23,761	—	14,699,024
Columbia Income Opportunities Fund, Class I Shares	2,252,027	9,065	(2,261,092)*	—	—	11,496	161,147	—
Columbia Income Opportunities Fund, Class Y Shares	—	2,272,414*	(165,931)	2,106,483	—	57,642	369,238	21,212,288
Columbia Inflation Protected Securities Fund, Class I Shares	1,253,786	25	(1,253,811)*	—	—	(603,252)	—	—
Columbia Inflation Protected Securities Fund, Class Y Shares	—	578,912*	(12,192)	566,720	—	(415)	—	5,417,841
Columbia Large Cap Growth Fund, Class I Shares	384,154	2	(384,156)*	—	—	472,247	—	—
Columbia Large Cap Growth Fund, Class Y Shares	—	349,076*	(50,548)	298,528	—	739,675	—	12,344,121
Columbia Limited Duration Credit Fund, Class I Shares	1,466,606	2,075	(1,468,681)*	—	—	(7,090)	36,061	—
Columbia Limited Duration Credit Fund, Class Y Shares	—	1,427,210*	(42,377)	1,384,833	—	(1,959)	87,282	13,696,004
Columbia Mortgage Opportunities Fund, Class I Shares	960,409	5,766	(966,175)*	—	—	(9,568)	56,954	—
Columbia Mortgage Opportunities Fund, Class Y Shares	—	924,808*	(55,386)	869,422	—	1,389	111,062	8,685,521
Columbia Multi-Asset Income Fund, Class I Shares	1,898,935	16,407	(1,915,342)*	—	—	—	159,224	—
Columbia Multi-Asset Income Fund, Class Y Shares	—	1,951,926*	—	1,951,926	—	—	323,177	19,187,433
Columbia Overseas Value Fund, Class I Shares	2,641,904	38	(2,641,942)*	—	—	(6,261)	—	—
Columbia Overseas Value Fund, Class Y Shares	—	2,511,556*	(321,413)	2,190,143	—	224,017	—	21,638,609
Columbia Pacific/Asia Fund, Class I Shares	191,401	16	(191,417)*	—	—	4,792	—	—
Columbia Pacific/Asia Fund, Class Y Shares	—	190,004*	(30,342)	159,662	28,071	51,088	—	1,746,705
Columbia Select Large Cap Equity Fund, Class I Shares	1,964,141	—	(1,964,141)*	—	—	—	—	—
Columbia Select Large Cap Equity Fund, Class Y Shares	—	2,008,976*	(219,634)	1,789,342	210,947	90,554	31,146	24,531,877
The accompanying Notes to Financial Statements are an integral part of this statement.
36	Columbia Capital Allocation Portfolios | Semiannual Report 2017

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, July 31, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions ($)	Realized gain (loss) ($)	Dividends — affiliated issuers ($)	Value ($)
Columbia Short-Term Cash Fund, 1.137%	55,877,563	12,543,190	(10,533,255)	57,887,498	—	(191)	248,521	57,887,498
Columbia Total Return Bond Fund, Class I Shares	3,592,336	7,334	(3,599,670)*	—	—	—	123,242	—
Columbia Total Return Bond Fund, Class Y Shares	—	3,643,132*	(206,219)	3,436,913	—	(25,610)	317,589	31,310,274
Columbia U.S. Government Mortgage Fund, Class I Shares	15,922,919	31,627	(15,954,546)*	—	—	(46,697)	310,652	—
Columbia U.S. Government Mortgage Fund, Class Y Shares	—	15,779,337*	(630,845)	15,148,492	—	(38,798)	810,814	82,256,314
Columbia U.S. Treasury Index Fund, Class I Shares	5,241,913	5,930	(5,247,843)*	—	—	(118,985)	120,685	—
Columbia U.S. Treasury Index Fund, Class Y Shares	—	5,090,236*	(192,962)	4,897,274	—	(59,962)	297,096	54,653,584
Total	117,271,055	73,625,990	(76,346,898)	114,550,147	239,018	4,545,947	4,688,770	582,410,375

*	Includes the effect of underlying share class exchange.

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at July 31, 2017.
Currency Legend
AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
GBP	British Pound
ILS	New Israeli Sheqel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2017	37

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, July 31, 2017 (Unaudited)
Fair value measurements  (continued)
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Alternative Strategies Funds	41,382,924	—	—	—	41,382,924
Common Stocks
Consumer Discretionary	562,827	1,062,515	—	—	1,625,342
Consumer Staples	140,300	1,168,875	—	—	1,309,175
Energy	171,857	455,651	—	—	627,508
Financials	835,479	2,266,101	—	—	3,101,580
Health Care	696,867	1,064,961	—	—	1,761,828
Industrials	653,662	1,485,768	—	—	2,139,430
Information Technology	800,765	547,210	—	—	1,347,975
Materials	199,649	748,043	—	—	947,692
Real Estate	338,670	314,595	—	—	653,265
Telecommunication Services	19,566	477,365	—	—	496,931
Utilities	173,539	375,521	—	—	549,060
Total Common Stocks	4,593,181	9,966,605	—	—	14,559,786
Equity Funds	193,303,823	—	—	—	193,303,823
Fixed-Income Funds	289,836,130	—	—	—	289,836,130
Preferred Stocks
Consumer Discretionary	—	120,784	—	—	120,784
Money Market Funds	—	—	—	57,887,498	57,887,498
Total Investments	529,116,058	10,087,389	—	57,887,498	597,090,945
Derivatives
The accompanying Notes to Financial Statements are an integral part of this statement.
38	Columbia Capital Allocation Portfolios | Semiannual Report 2017

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, July 31, 2017 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Asset
Forward Foreign Currency Exchange Contracts	—	13,622	—	—	13,622
Futures Contracts	737,491	—	—	—	737,491
Liability
Forward Foreign Currency Exchange Contracts	—	(16,792)	—	—	(16,792)
Futures Contracts	(347,484)	—	—	—	(347,484)
Swap Contracts	—	(134,210)	—	—	(134,210)
Total	529,506,065	9,950,009	—	57,887,498	597,343,572
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2017	39

Portfolio of Investments
Columbia Capital Allocation Moderate Portfolio, July 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Alternative Strategies Funds 6.5%
	Shares	Value ($)
Columbia Absolute Return Currency and Income Fund, Class Y Shares(a),(b)	819,412	8,554,657
Columbia Alternative Beta Fund, Class Y Shares(a)	458,096	4,301,525
Columbia Commodity Strategy Fund, Class Y Shares(a),(b)	5,568,111	30,624,610
Columbia Diversified Absolute Return Fund, Class Y Shares(a),(b)	2,144,400	20,607,682
Columbia Multi-Asset Income Fund, Class Y Shares(a)	3,723,110	36,598,171
Total Alternative Strategies Funds (Cost $102,786,382)		100,686,645

Common Stocks 2.1%
Issuer	Shares	Value ($)
Consumer Discretionary 0.3%
Auto Components —%
Cooper-Standard Holding, Inc.(b)	430	43,972
Dorman Products, Inc.(b)	500	39,040
LCI Industries	1,530	163,328
Magna International, Inc.	3,672	175,125
Superior Industries International, Inc.	1,975	38,611
Total		460,076
Automobiles 0.1%
Peugeot SA	8,767	188,731
Subaru Corp.	4,400	158,739
Suzuki Motor Corp.	4,000	189,605
Total		537,075
Diversified Consumer Services —%
Adtalem Global Education, Inc.	900	29,250
Capella Education Co.	1,587	109,027
Sotheby’s (b)	2,300	130,157
Total		268,434
Hotels, Restaurants & Leisure 0.1%
Bloomin’ Brands, Inc.	4,300	74,949
Brinker International, Inc.	1,200	42,564
Cheesecake Factory, Inc. (The)	1,575	74,939
Compass Group PLC	2,906	61,999
Cracker Barrel Old Country Store, Inc.	825	128,246
InterContinental Hotels Group PLC	2,857	161,750
Common Stocks (continued)
Issuer	Shares	Value ($)
Papa John’s International, Inc.	1,620	115,555
Ruth’s Hospitality Group, Inc.	6,270	125,400
Total		785,402
Household Durables —%
Electrolux AB, Class B	5,625	192,428
Helen of Troy Ltd.(b)	200	20,150
La-Z-Boy, Inc.	4,800	162,240
Persimmon PLC	819	27,058
Taylor Morrison Home Corp., Class A(b)	5,500	124,410
Total		526,286
Internet & Direct Marketing Retail —%
Nutrisystem, Inc.	1,300	72,475
Media —%
Gannett Co., Inc.	13,250	118,852
New York Times Co. (The), Class A	2,505	47,595
Scholastic Corp.	1,425	59,038
Time, Inc.	10,200	143,310
Total		368,795
Multiline Retail —%
Big Lots, Inc.	2,900	144,043
Harvey Norman Holdings Ltd.	24,234	84,735
Total		228,778
Specialty Retail 0.1%
Aaron’s, Inc.	4,025	186,277
Big 5 Sporting Goods Corp.	10,700	115,025
Buckle, Inc. (The)	900	15,390
Children’s Place, Inc. (The)	1,370	144,740
Francesca’s Holdings Corp.(b)	13,350	129,896
Pier 1 Imports, Inc.	6,200	28,582
Select Comfort Corp.(b)	500	16,905
Tilly’s, Inc.	1,500	14,970
Total		651,785
Textiles, Apparel & Luxury Goods —%
Movado Group, Inc.	5,405	132,963
Total Consumer Discretionary		4,032,069
Consumer Staples 0.1%
Beverages —%
Coca-Cola Amatil Ltd.	819	5,393

The accompanying Notes to Financial Statements are an integral part of this statement.
40	Columbia Capital Allocation Portfolios | Semiannual Report 2017

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, July 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Food & Staples Retailing —%
Distribuidora Internacional de Alimentacion SA	25,626	173,007
Jeronimo Martins SGPS SA	2,189	43,081
Koninklijke Ahold Delhaize NV	4,179	85,560
SpartanNash Co.	1,460	40,500
SUPERVALU, Inc.(b)	18,635	66,713
Wm Morrison Supermarkets PLC	50,032	158,694
Total		567,555
Food Products 0.1%
Dean Foods Co.	6,780	101,700
Fresh Del Monte Produce, Inc.	2,250	115,807
John B. Sanfilippo & Son, Inc.	1,700	109,344
Marine Harvest ASA	2,548	47,474
Sanderson Farms, Inc.	1,315	171,936
WH Group Ltd.	190,500	178,621
Total		724,882
Household Products —%
Central Garden & Pet Co., Class A(b)	500	15,380
Personal Products —%
Medifast, Inc.	400	17,076
Usana Health Sciences, Inc.(b)	1,040	59,384
Total		76,460
Tobacco —%
British American Tobacco PLC	178	11,070
Imperial Brands PLC	3,855	158,692
Swedish Match AB	4,620	162,511
Total		332,273
Total Consumer Staples		1,721,943
Energy 0.1%
Energy Equipment & Services —%
Archrock, Inc.	11,000	120,450
Atwood Oceanics, Inc.(b)	2,700	21,222
Exterran Corp.(b)	3,600	99,684
McDermott International, Inc.(b)	6,000	40,620
Petrofac Ltd.	3,641	21,474
Rowan Companies PLC, Class A(b)	12,200	142,374
Total		445,824
Common Stocks (continued)
Issuer	Shares	Value ($)
Oil, Gas & Consumable Fuels 0.1%
China Petroleum & Chemical Corp., Class H	196,000	148,581
International Seaways, Inc.(b)	4,000	91,240
Lukoil PJSC	1,903	89,039
MOL Hungarian Oil and Gas NyRt	143	12,377
Pacific Ethanol, Inc.(b)	2,600	16,250
Peabody Energy Corp.(b)	800	22,432
Polski Koncern Naftowy Orlen SA	1,264	37,385
PTT PCL, Foreign Registered Shares	12,300	143,454
Repsol SA	2,534	42,476
REX American Resources Corp.(b)	1,400	139,972
SK Innovation Co., Ltd.	1,013	159,878
Ultra Petroleum Corp.(b)	13,100	134,799
Westmoreland Coal Co.(b)	4,100	17,671
Total		1,055,554
Total Energy		1,501,378
Financials 0.4%
Banks 0.2%
ABSA Group Ltd.	4,321	47,411
Agricultural Bank of China Ltd., Class H	159,000	74,164
Banco Latinoamericano de Comercio Exterior SA, Class E	2,340	61,565
Bank Hapoalim BM	1,501	10,398
Bank of China Ltd., Class H	326,000	160,331
Bank of Nova Scotia (The)	2,939	183,094
BNP Paribas SA	172	13,351
BOC Hong Kong Holdings Ltd.	4,500	22,124
Canadian Imperial Bank of Commerce	1,900	164,923
Cathay General Bancorp	3,500	131,075
Centerstate Banks, Inc.	1,100	27,489
Central Pacific Financial Corp.	4,610	142,587
China Construction Bank Corp., Class H	39,000	32,382
Chongqing Rural Commercial Bank Co., Ltd., Class H	52,000	38,314
Customers Bancorp, Inc.(b)	4,250	126,863
Dubai Islamic Bank PJSC	26,046	43,085
Enterprise Financial Services Corp.	2,200	87,010
FCB Financial Holdings, Inc., Class A(b)	850	40,078
First BanCorp(b)	7,275	42,632
First Citizens BancShares Inc., Class A	425	156,408

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2017	41

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, July 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
First Merchants Corp.	2,200	88,968
Fulton Financial Corp.	1,600	29,200
Hana Financial Group, Inc.	2,070	94,448
Hancock Holding Co.	3,400	156,400
Hilltop Holdings, Inc.	4,000	100,120
International Bancshares Corp.	4,265	150,981
Japan Post Bank Co., Ltd.	3,000	38,533
Preferred Bank/Los Angeles	1,700	95,455
S&T Bancorp, Inc.	1,600	60,608
Sandy Spring Bancorp, Inc.	2,600	104,104
Societe Generale SA	3,638	213,611
Standard Bank Group Ltd.	14,515	180,331
Sterling Bancorp	2,000	46,200
Toronto-Dominion Bank (The)	400	20,620
Turkiye Is Bankasi	63,899	137,445
United Community Banks, Inc.	4,700	130,472
Wintrust Financial Corp.	2,150	161,916
Total		3,414,696
Capital Markets —%
Arlington Asset Investment Corp., Class A	9,570	123,453
Piper Jaffray Companies	2,030	126,672
Virtus Investment Partners, Inc.	1,000	117,800
Total		367,925
Consumer Finance —%
Nelnet, Inc., Class A	2,975	146,043
Insurance 0.1%
Allianz SE, Registered Shares	1,110	236,523
American Equity Investment Life Holding Co.	2,700	72,306
Assicurazioni Generali SpA	8,939	162,222
AXA SA	6,612	195,369
CNO Financial Group, Inc.	4,100	93,808
CNP Assurances	1,181	28,521
HCI Group, Inc.	400	18,036
Heritage Insurance Holdings, Inc.	7,360	92,810
Legal & General Group PLC	15,125	53,562
Maiden Holdings Ltd.	4,080	45,288
Mapfre SA	27,799	103,695
Common Stocks (continued)
Issuer	Shares	Value ($)
Swiss Re AG	863	83,225
Universal Insurance Holdings, Inc.	5,717	136,350
Total		1,321,715
Mortgage Real Estate Investment Trusts (REITS) —%
AG Mortgage Investment Trust, Inc.	1,400	25,774
ARMOUR Residential REIT, Inc.	4,100	103,566
Invesco Mortgage Capital, Inc.	3,000	49,890
MTGE Investment Corp.	4,700	87,420
Redwood Trust, Inc.	2,350	40,584
Total		307,234
Thrifts & Mortgage Finance 0.1%
Essent Group Ltd.(b)	4,350	167,127
Federal Agricultural Mortgage Corp.	1,500	102,840
Flagstar Bancorp, Inc.(b)	3,800	123,728
MGIC Investment Corp.(b)	15,900	185,553
Walker & Dunlop, Inc.(b)	2,900	145,725
Washington Federal, Inc.	4,975	166,414
Total		891,387
Total Financials		6,449,000
Health Care 0.3%
Biotechnology 0.1%
Alder Biopharmaceuticals, Inc.(b)	7,215	77,561
bluebird bio, Inc.(b)	705	66,446
Clovis Oncology, Inc.(b)	750	63,608
Coherus Biosciences, Inc.(b)	1,345	17,552
Dynavax Technologies Corp.(b)	3,695	58,566
Eagle Pharmaceuticals, Inc.(b)	275	13,516
Immunomedics, Inc.(b)	4,200	35,952
Jounce Therapeutics, Inc.(b)	2,206	28,480
Keryx Biopharmaceuticals, Inc.(b)	9,465	66,350
Kite Pharma, Inc.(b)	780	84,560
Loxo Oncology, Inc.(b)	775	56,040
NewLink Genetics Corp.(b)	2,400	17,328
OncoMed Pharmaceuticals, Inc.(b)	5,300	17,172
Ovid Therapeutics, Inc.(b)	6,667	54,603
Puma Biotechnology, Inc.(b)	1,400	133,070
Ra Pharmaceuticals, Inc.(b)	2,033	29,905
Sage Therapeutics, Inc.(b)	895	71,376

The accompanying Notes to Financial Statements are an integral part of this statement.
42	Columbia Capital Allocation Portfolios | Semiannual Report 2017

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, July 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Shire PLC	651	36,599
Spark Therapeutics, Inc.(b)	1,310	93,010
TESARO, Inc.(b)	670	85,532
Total		1,107,226
Health Care Equipment & Supplies 0.1%
Analogic Corp.	1,790	125,658
Angiodynamics, Inc.(b)	7,900	128,375
CONMED Corp.	400	20,528
Haemonetics Corp.(b)	2,400	98,712
Halyard Health, Inc.(b)	2,550	102,561
Integer Holdings Corp.(b)	2,700	123,660
Lantheus Holdings, Inc.(b)	7,231	133,412
Masimo Corp.(b)	1,870	176,902
Orthofix International NV(b)	1,650	71,577
Total		981,385
Health Care Providers & Services —%
AMN Healthcare Services, Inc.(b)	3,600	132,840
Chemed Corp.	100	19,750
Diplomat Pharmacy, Inc.(b)	1,000	15,870
Kindred Healthcare, Inc.	3,700	33,115
LHC Group, Inc.(b)	1,200	69,480
Molina Healthcare, Inc.(b)	2,380	158,984
Providence Service Corp. (The)(b)	2,300	118,542
Triple-S Management Corp., Class B(b)	4,685	72,524
Total		621,105
Life Sciences Tools & Services —%
INC Research Holdings, Inc. Class A(b)	2,806	154,330
PAREXEL International Corp.(b)	800	70,016
Pra Health Sciences, Inc.(b)	2,110	156,984
Total		381,330
Pharmaceuticals 0.1%
Aerie Pharmaceuticals, Inc.(b)	1,615	87,694
Bayer AG, Registered Shares	337	42,746
GlaxoSmithKline PLC	10,088	201,582
Lannett Co., Inc.(b)	2,100	42,735
Novo Nordisk A/S, Class B	3,928	167,631
Pacira Pharmaceuticals, Inc.(b)	1,750	69,125
Phibro Animal Health Corp., Class A	3,200	122,240
Common Stocks (continued)
Issuer	Shares	Value ($)
Roche Holding AG, Genusschein Shares	826	209,201
Sanofi	2,018	192,833
Supernus Pharmaceuticals, Inc.(b)	1,575	63,709
Total		1,199,496
Total Health Care		4,290,542
Industrials 0.3%
Aerospace & Defense —%
Curtiss-Wright Corp.	1,950	188,019
Moog, Inc., Class A(b)	600	44,592
Total		232,611
Air Freight & Logistics —%
Forward Air Corp.	650	33,689
Airlines —%
Deutsche Lufthansa AG, Registered Shares	5,602	120,530
Hawaiian Holdings, Inc.(b)	3,115	128,961
Japan Airlines Co., Ltd.	600	19,386
Qantas Airways Ltd.	25,271	107,403
Total		376,280
Building Products —%
Caesarstone Ltd.(b)	3,500	122,850
Continental Building Product(b)	5,765	126,830
Gibraltar Industries, Inc.(b)	2,600	77,610
Total		327,290
Commercial Services & Supplies 0.1%
ACCO Brands Corp.(b)	10,300	119,995
Brady Corp., Class A	1,225	40,670
Essendant, Inc.	4,800	59,904
MSA Safety, Inc.	1,800	144,288
Quad/Graphics, Inc.	5,215	117,129
Total		481,986
Construction & Engineering 0.1%
Argan, Inc.	2,060	132,767
EMCOR Group, Inc.	900	60,750
MYR Group, Inc.(b)	400	12,724
Obayashi Corp.	15,200	183,018
Primoris Services Corp.	2,100	52,332

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2017	43

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, July 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Shimizu Corp.	11,000	116,226
Taisei Corp.	20,000	191,441
Total		749,258
Electrical Equipment —%
ABB Ltd.	3,033	71,202
Atkore International Group, Inc.(b)	5,400	112,428
EnerSys	2,050	148,154
Generac Holdings, Inc.(b)	3,775	135,787
Total		467,571
Industrial Conglomerates —%
CITIC Ltd.	96,000	145,861
Siemens AG, Registered Shares	571	77,565
Total		223,426
Machinery 0.1%
Alamo Group, Inc.	1,400	130,214
Astec Industries, Inc.	2,040	102,551
Chart Industries, Inc.(b)	1,300	44,200
Global Brass & Copper Holdings, Inc.	4,200	134,610
Harsco Corp.(b)	1,400	21,630
Hillenbrand, Inc.	800	28,800
Kadant, Inc.	400	31,220
Mueller Industries, Inc.	1,625	51,188
Wabash National Corp.	6,630	126,500
Total		670,913
Professional Services —%
RPX Corp.(b)	10,360	141,621
TrueBlue, Inc.(b)	4,800	122,640
Total		264,261
Road & Rail —%
ArcBest Corp.	6,445	179,171
Saia, Inc.(b)	1,300	70,655
Total		249,826
Trading Companies & Distributors —%
Applied Industrial Technologies, Inc.	2,520	142,380
DXP Enterprises, Inc.(b)	800	22,872
ITOCHU Corp.	6,500	101,930
Marubeni Corp.	12,900	85,481
Common Stocks (continued)
Issuer	Shares	Value ($)
Mitsubishi Corp.	3,000	65,137
Rush Enterprises, Inc., Class A(b)	600	25,878
Total		443,678
Total Industrials		4,520,789
Information Technology 0.3%
Communications Equipment —%
ADTRAN, Inc.	1,100	25,795
InterDigital, Inc.	600	43,710
Netscout Systems, Inc.(b)	2,800	96,600
Total		166,105
Electronic Equipment, Instruments & Components 0.1%
Anixter International, Inc.(b)	1,800	141,750
Benchmark Electronics, Inc.(b)	4,550	153,107
ePlus, Inc.(b)	400	32,360
Hitachi Ltd.	29,000	199,515
Hon Hai Precision Industry Co., Ltd.	59,000	229,455
KEMET Corp.(b)	2,300	38,755
Methode Electronics, Inc.	3,300	131,175
Rogers Corp.(b)	500	58,985
Sanmina Corp.(b)	4,090	146,627
Scansource, Inc.(b)	3,400	134,640
Tech Data Corp.(b)	1,700	174,080
TTM Technologies, Inc.(b)	500	8,690
Vishay Intertechnology, Inc.	8,900	158,865
Total		1,608,004
Internet Software & Services —%
j2 Global, Inc.	2,005	169,683
Mixi, Inc.	2,000	109,919
Shutterstock, Inc.(b)	725	30,552
WebMD Health Corp.(b)	700	46,375
Total		356,529
IT Services 0.1%
Convergys Corp.	3,900	93,483
Everi Holdings, Inc.(b)	1,800	13,428
EVERTEC, Inc.	8,635	154,135
Fujitsu Ltd.	1,000	7,447
MAXIMUS, Inc.	1,600	96,576
Perficient, Inc.(b)	2,400	45,120

The accompanying Notes to Financial Statements are an integral part of this statement.
44	Columbia Capital Allocation Portfolios | Semiannual Report 2017

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, July 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Science Applications International Corp.	1,910	134,483
TeleTech Holdings, Inc.	2,600	108,680
Travelport Worldwide Ltd.	9,400	134,420
Unisys Corp.(b)	10,550	135,040
Total		922,812
Semiconductors & Semiconductor Equipment 0.1%
Amkor Technology, Inc.(b)	12,170	126,203
Diodes, Inc.(b)	5,140	136,364
Entegris, Inc.(b)	6,885	179,698
IXYS Corp.(b)	1,900	33,060
Phison Electronics Corp.	7,000	97,244
Rudolph Technologies, Inc.(b)	3,600	89,100
Semtech Corp.(b)	2,600	102,960
Xcerra Corp.(b)	11,605	112,685
Total		877,314
Software —%
Aspen Technology, Inc.(b)	3,070	174,591
Barracuda Networks, Inc.(b)	5,850	131,449
CommVault Systems, Inc.(b)	2,675	159,296
Progress Software Corp.	4,375	140,044
VASCO Data Security International, Inc.(b)	3,000	40,500
Total		645,880
Technology Hardware, Storage & Peripherals —%
Asustek Computer, Inc.	7,000	65,103
Pegatron Corp.	56,000	182,644
Samsung Electronics Co., Ltd.	100	215,048
Total		462,795
Total Information Technology		5,039,439
Materials 0.1%
Chemicals 0.1%
Covestro AG	1,175	91,275
Ferro Corp.(b)	700	13,468
Hyosung Corp.	187	27,994
Innospec, Inc.	2,235	139,464
KMG Chemicals, Inc.	1,200	60,744
Koppers Holdings, Inc.(b)	1,200	43,560
Mitsubishi Chemical Holdings Corp.	10,900	91,258
Quaker Chemical Corp.	300	42,561
Common Stocks (continued)
Issuer	Shares	Value ($)
Rayonier Advanced Materials, Inc.	8,250	123,007
Sinopec Shanghai Petrochemical Co., Ltd.	258,000	146,613
Trinseo SA	2,225	156,417
Total		936,361
Containers & Packaging —%
Greif, Inc., Class A	2,525	141,627
Metals & Mining —%
Fortescue Metals Group Ltd.	29,014	133,355
Materion Corp.	3,425	131,691
Rio Tinto PLC	3,229	149,964
Schnitzer Steel Industries, Inc., Class A	5,350	138,030
Total		553,040
Paper & Forest Products —%
UPM-Kymmene OYJ	6,423	174,958
Total Materials		1,805,986
Real Estate 0.1%
Equity Real Estate Investment Trusts (REITS) 0.1%
Ashford Hospitality Prime, Inc.	7,700	79,772
Ashford Hospitality Trust, Inc.	2,000	12,580
CorEnergy Infrastructure Trust, Inc.	3,641	129,656
DiamondRock Hospitality Co.	6,500	75,920
Growthpoint Properties Ltd.	10,207	19,192
Lexington Realty Trust	14,900	151,682
NorthStar Realty Europe Corp.	1,200	15,492
PS Business Parks, Inc.	1,228	165,117
Ryman Hospitality Properties, Inc.	2,560	160,231
Sabra Health Care REIT, Inc.	5,800	134,560
Select Income REIT	5,700	133,779
Summit Hotel Properties, Inc.	8,100	145,233
Sunstone Hotel Investors, Inc.	9,700	157,916
Tier REIT, Inc.	1,000	18,480
Washington Prime Group, Inc.	16,200	146,124
Xenia Hotels & Resorts, Inc.	6,850	139,192
Total		1,684,926

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2017	45

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, July 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate Management & Development —%
Guangzhou R&F Properties Co., Ltd., Class H	71,600	127,835
Shimao Property Holdings Ltd.	33,000	65,737
Wheelock & Co., Ltd.	13,402	100,991
Total		294,563
Total Real Estate		1,979,489
Telecommunication Services —%
Diversified Telecommunication Services —%
ATN International, Inc.	500	29,000
BT Group PLC	3,244	13,418
Consolidated Communications Holdings, Inc.	3,000	54,000
Nippon Telegraph & Telephone Corp.	3,400	166,390
Telefonica SA	4,474	50,633
Telenor ASA	6,787	135,777
Total		449,218
Wireless Telecommunication Services —%
America Movil SAB de CV	58,830	51,981
Boingo Wireless, Inc.(b)	1,000	14,830
SK Telecom Co., Ltd.	187	46,236
Total		113,047
Total Telecommunication Services		562,265
Utilities 0.1%
Electric Utilities 0.1%
Allete, Inc.	900	65,943
Endesa SA	1,533	36,313
Enel SpA	26,282	150,087
IDACORP, Inc.	200	17,272
Korea Electric Power Corp.	1,949	77,703
Portland General Electric Co.	3,510	156,862
Transmissora Alianca de Energia Eletrica SA	3,443	25,395
Total		529,575
Gas Utilities —%
Chesapeake Utilities Corp.	1,950	150,638
Northwest Natural Gas Co.	420	26,502
Southwest Gas Corp.	2,125	170,212
WGL Holdings, Inc.	100	8,572
Total		355,924
Common Stocks (continued)
Issuer	Shares	Value ($)
Independent Power and Renewable Electricity Producers —%
Ormat Technologies, Inc.	1,975	117,117
Water Utilities —%
SJW Corp.	2,525	133,497
Total Utilities		1,136,113
Total Common Stocks (Cost $29,596,708)		33,039,013

Equity Funds 43.2%
	Shares	Value ($)
International 12.2%
Columbia Emerging Markets Fund, Class Y Shares(a),(b)	3,551,318	44,462,500
Columbia European Equity Fund, Class Y Shares(a)	7,202,284	49,911,829
Columbia Overseas Value Fund, Class Y Shares(a)	5,525,435	54,591,293
Columbia Pacific/Asia Fund, Class Y Shares(a),(b)	3,849,690	42,115,611
Total		191,081,233
U.S. Large Cap 29.7%
Columbia Contrarian Core Fund, Class Y Shares(a)	3,004,483	77,846,166
Columbia Disciplined Core Fund, Class Y Shares(a)	5,612,328	64,597,892
Columbia Disciplined Growth Fund, Class Y Shares(a)	6,821,900	65,967,773
Columbia Disciplined Value Fund, Class Y Shares(a)	9,337,365	97,201,972
Columbia Large Cap Growth Fund, Class Y Shares(a)	559,581	23,138,664
Columbia Select Large Cap Equity Fund, Class Y Shares(a)	4,528,640	62,087,656
Columbia Select Large Cap Growth Fund, Class Y Shares(a),(b)	2,261,322	38,691,226
Columbia Select Large-Cap Value Fund, Class Y Shares(a)	1,289,756	33,224,110
Total		462,755,459
U.S. Small Cap 1.3%
Columbia Disciplined Small Core Fund, Class Y Shares(a)	2,089,495	20,623,317
Total Equity Funds (Cost $551,830,311)		674,460,009

Fixed-Income Funds 41.6%

Emerging Markets 1.7%
Columbia Emerging Markets Bond Fund, Class Y Shares(a),(b)	2,277,772	27,173,815

The accompanying Notes to Financial Statements are an integral part of this statement.
46	Columbia Capital Allocation Portfolios | Semiannual Report 2017

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, July 31, 2017 (Unaudited)
Fixed-Income Funds (continued)
	Shares	Value ($)
High Yield 7.0%
Columbia High Yield Bond Fund, Class Y Shares(a)	2,605,261	7,815,781
Columbia Income Opportunities Fund, Class Y Shares(a)	10,045,486	101,158,044
Total		108,973,825
Inflation Protected Securities 1.0%
Columbia Inflation Protected Securities Fund, Class Y Shares(a),(b)	1,603,093	15,325,573
Investment Grade 31.9%
Columbia Corporate Income Fund, Class Y Shares(a)	12,511,294	128,240,768
Columbia Limited Duration Credit Fund, Class Y Shares(a)	3,506,147	34,675,796
Columbia Mortgage Opportunities Fund, Class Y Shares(a)	2,539,105	25,365,660
Columbia Total Return Bond Fund, Class Y Shares(a)	21,519,682	196,044,304
Columbia U.S. Government Mortgage Fund, Class Y Shares(a)	12,359,619	67,112,729
Columbia U.S. Treasury Index Fund, Class Y Shares(a)	4,139,277	46,194,329
Total		497,633,586
Total Fixed-Income Funds (Cost $650,128,857)		649,106,799

Preferred Stocks —%
Issuer	Coupon Rate	Shares	Value ($)
Energy —%
Oil, Gas & Consumable Fuels —%
Petroleo Brasileiro SA(b)	—	5,607	23,914
Total Energy			23,914
Preferred Stocks —%
Issuer	Coupon Rate	Shares	Value ($)
Financials —%
Banks —%
Banco Bradesco SA	—	19,287	186,169
Itau Unibanco Holding SA	—	6,701	80,261
Total			266,430
Total Financials			266,430
Materials —%
Metals & Mining —%
Vale SA	—	3,337	31,376
Total Materials			31,376
Total Preferred Stocks (Cost $274,914)			321,720

Money Market Funds 6.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.137%(a),(c)	98,983,804	98,983,804
Total Money Market Funds (Cost $98,983,156)		98,983,804
Total Investments (Cost: $1,433,600,328)		1,556,597,990
Other Assets & Liabilities, Net		3,980,846
Net Assets		1,560,578,836

At July 31, 2017, securities and/or cash totaling $4,610,852 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts open at July 31, 2017
Counterparty	Exchange date	Currency to be delivered	Currency to be received	Unrealized appreciation ($)	Unrealized depreciation ($)
Citi	8/29/2017	315,000 BRL	94,674 USD	—	(5,751)
Citi	8/29/2017	1,032,000 CNY	151,096 USD	—	(2,147)
Citi	8/29/2017	228,602,000 KRW	198,094 USD	—	(6,057)
Citi	8/29/2017	874,000 NOK	104,214 USD	—	(7,016)
Citi	8/29/2017	1,061,000 SEK	125,353 USD	—	(6,282)
Citi	8/29/2017	2,839,000 THB	83,426 USD	—	(1,905)
Citi	8/29/2017	191,000 TRY	52,118 USD	—	(1,654)
Citi	8/29/2017	7,631,000 TWD	249,709 USD	—	(3,203)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2017	47

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, July 31, 2017 (Unaudited)
Investments in derivatives  (continued)
Forward foreign currency exchange contracts open at July 31, 2017 (continued)
Counterparty	Exchange date	Currency to be delivered	Currency to be received	Unrealized appreciation ($)	Unrealized depreciation ($)
Citi	8/29/2017	188,720 USD	247,000 AUD	8,805	—
Citi	8/29/2017	136,578 USD	176,000 CAD	4,649	—
Citi	8/29/2017	230,006 USD	221,000 CHF	—	(1,028)
Citi	8/29/2017	233,247 USD	180,000 GBP	4,483	—
Citi	8/29/2017	63,027 USD	843,587,000 IDR	146	—
Citi	8/29/2017	219,441 USD	14,278,000 INR	2,524	—
Citi	8/29/2017	10,760 USD	1,200,000 JPY	139	—
Citi	8/29/2017	41,879 USD	773,000 MXN	1,329	—
Citi	8/29/2017	52,113 USD	225,000 MYR	385	—
Citi	8/29/2017	31,383 USD	1,591,000 PHP	96	—
Citi	8/29/2017	52,191 USD	72,000 SGD	962	—
Citi	8/29/2017	284,000 ZAR	21,008 USD	—	(434)
Total				23,518	(35,477)
Futures contracts outstanding at July 31, 2017
Long futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
Mini MSCI EAFE Index	666	USD	64,565,370	09/2017	1,847,729	—
Russell 2000 Mini	1	USD	71,220	09/2017	496	—
Russell 2000 Mini	2	USD	142,440	09/2017	—	(119)
S&P 500 E-mini	118	USD	14,561,200	09/2017	233,347	—
TOPIX Index	109	JPY	16,012,110	09/2017	282,144	—
U.S. Long Bond	251	USD	38,395,156	09/2017	236,784	—
U.S. Treasury 5-Year Note	221	USD	26,110,805	09/2017	47,924	—
Total			159,858,301		2,648,424	(119)

Short futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
Russell 2000 Mini	(244)	USD	(17,377,680)	09/2017	—	(316,351)
Cleared credit default swap contracts outstanding at July 31, 2017
Buy protection
Counterparty	Reference entity	Expiration date	Pay fixed rate (%)	Notional currency	Notional amount	Unrealized appreciation ($)	Unrealized depreciation ($)
Morgan Stanley	Markit CDX North America High Yield Index, Series 28	6/20/2022	5.000	USD	7,500,000	—	(145,103)
Morgan Stanley	Markit CDX North America Investment Grade Index, Series 28	6/20/2022	1.000	USD	9,250,000	—	(58,469)
Total						—	(203,572)
The accompanying Notes to Financial Statements are an integral part of this statement.
48	Columbia Capital Allocation Portfolios | Semiannual Report 2017

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, July 31, 2017 (Unaudited)
Credit default swap contracts outstanding at July 31, 2017
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions ($)	Realized gain (loss) ($)	Dividends — affiliated issuers ($)	Value ($)
Columbia Absolute Return Currency and Income Fund, Class I Shares	828,427	2,077	(830,504)*	—	—	28,473	—	—
Columbia Absolute Return Currency and Income Fund, Class Y Shares	—	826,065*	(6,653)	819,412	—	6,761	—	8,554,657
Columbia Alternative Beta Fund, Class I Shares	458,101	—	(458,101)*	—	—	—	—	—
Columbia Alternative Beta Fund, Class Y Shares	—	458,096*	—	458,096	—	—	—	4,301,525
Columbia Commodity Strategy Fund, Class I Shares	3,978,653	1,620,200	(5,598,853)*	—	—	—	—	—
Columbia Commodity Strategy Fund, Class Y Shares	—	5,686,438*	(118,327)	5,568,111	—	(32,916)	—	30,624,610
Columbia Contrarian Core Fund, Class I Shares	3,326,676	—	(3,326,676)*	—	—	1,411,008	—	—
Columbia Contrarian Core Fund, Class Y Shares	—	3,120,007*	(115,524)	3,004,483	—	1,174,430	—	77,846,166
Columbia Corporate Income Fund, Class I Shares	12,719,884	138,114	(12,857,998)*	—	—	37,948	528,132	—
Columbia Corporate Income Fund, Class Y Shares	—	12,856,888*	(345,594)	12,511,294	—	117,027	1,308,684	128,240,768
Columbia Disciplined Core Fund, Class I Shares	6,078,758	6,235	(6,084,993)*	—	—	1,544,791	—	—
Columbia Disciplined Core Fund, Class Y Shares	—	5,812,378*	(200,050)	5,612,328	—	1,086,655	—	64,597,892
Columbia Disciplined Growth Fund, Class I Shares	7,476,584	—	(7,476,584)*	—	—	(70,157)	—	—
Columbia Disciplined Growth Fund, Class Y Shares	—	7,148,969*	(327,069)	6,821,900	—	561,766	—	65,967,773
Columbia Disciplined Small Core Fund, Class I Shares	2,144,006	21,449	(2,165,455)*	—	—	(128,670)	—	—
Columbia Disciplined Small Core Fund, Class Y Shares	—	2,120,365*	(30,870)	2,089,495	—	(217,238)	—	20,623,316
Columbia Disciplined Value Fund, Class I Shares	9,648,447	10,689	(9,659,136)*	—	—	493,658	—	—
Columbia Disciplined Value Fund, Class Y Shares	—	9,389,028*	(51,663)	9,337,365	—	69,481	—	97,201,972
Columbia Diversified Absolute Return Fund, Class I Shares	2,169,972	13,110	(2,183,082)*	—	—	(13,934)	—	—
Columbia Diversified Absolute Return Fund, Class Y Shares	—	2,171,022*	(26,622)	2,144,400	—	(10,396)	—	20,607,682
Columbia Emerging Markets Bond Fund, Class I Shares	2,406,864	24,106	(2,430,970)*	—	—	65,128	170,957	—
Columbia Emerging Markets Bond Fund, Class Y Shares	—	2,375,715*	(97,943)	2,277,772	—	92,481	394,582	27,173,816
Columbia Emerging Markets Fund, Class I Shares	4,286,289	—	(4,286,289)*	—	—	—	—	—
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2017	49

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, July 31, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions ($)	Realized gain (loss) ($)	Dividends — affiliated issuers ($)	Value ($)
Columbia Emerging Markets Fund, Class Y Shares	—	4,270,756*	(719,438)	3,551,318	—	1,339,990	—	44,462,500
Columbia European Equity Fund, Class I Shares	8,065,814	—	(8,065,814)*	—	—	—	—	—
Columbia European Equity Fund, Class Y Shares	—	8,290,149*	(1,087,865)	7,202,284	—	1,504,669	—	49,911,829
Columbia High Yield Bond Fund, Class I Shares	2,607,520	19,234	(2,626,754)*	—	—	(575)	56,056	—
Columbia High Yield Bond Fund, Class Y Shares	—	2,644,409*	(39,148)	2,605,261	—	170	134,348	7,815,781
Columbia Income Opportunities Fund, Class I Shares	10,084,407	76,268	(10,160,675)*	—	—	78,483	720,722	—
Columbia Income Opportunities Fund, Class Y Shares	—	10,204,314*	(158,828)	10,045,486	—	81,509	1,726,058	101,158,044
Columbia Inflation Protected Securities Fund, Class I Shares	1,614,603	13,698	(1,628,301)*	—	—	(6,336)	—	—
Columbia Inflation Protected Securities Fund, Class Y Shares	—	1,623,235*	(20,142)	1,603,093	—	(13,620)	—	15,325,573
Columbia Large Cap Growth Fund, Class I Shares	597,790	762	(598,552)*	—	—	423,636	—	—
Columbia Large Cap Growth Fund, Class Y Shares	—	576,781*	(17,200)	559,581	—	362,962	—	23,138,664
Columbia Limited Duration Credit Fund, Class I Shares	3,496,211	31,386	(3,527,597)*	—	—	(3,049)	87,222	—
Columbia Limited Duration Credit Fund, Class Y Shares	—	3,540,623*	(34,476)	3,506,147	—	(2,641)	218,257	34,675,796
Columbia Mortgage Opportunities Fund, Class I Shares	2,631,105	32,559	(2,663,664)*	—	—	(15,447)	159,063	—
Columbia Mortgage Opportunities Fund, Class Y Shares	—	2,618,061*	(78,956)	2,539,105	—	(3,403)	319,669	25,365,660
Columbia Multi-Asset Income Fund, Class I Shares	3,622,034	31,296	(3,653,330)*	—	—	—	303,704	—
Columbia Multi-Asset Income Fund, Class Y Shares	—	3,723,110*	—	3,723,110	—	—	616,429	36,598,171
Columbia Overseas Value Fund, Class I Shares	6,296,658	2,293	(6,298,951)*	—	—	(38,149)	—	—
Columbia Overseas Value Fund, Class Y Shares	—	6,152,389*	(626,954)	5,525,435	—	319,676	—	54,591,293
Columbia Pacific/Asia Fund, Class I Shares	4,369,094	36,266	(4,405,360)*	—	—	300,171	—	—
Columbia Pacific/Asia Fund, Class Y Shares	—	4,367,803*	(518,113)	3,849,690	701,928	1,481,656	—	42,115,611
Columbia Select Large Cap Equity Fund, Class I Shares	4,848,903	—	(4,848,903)*	—	—	91,567	—	—
Columbia Select Large Cap Equity Fund, Class Y Shares	—	4,734,954*	(206,314)	4,528,640	524,484	202,152	77,440	62,087,656
Columbia Select Large Cap Growth Fund, Class I Shares	2,560,754	3,672	(2,564,426)*	—	—	516,242	—	—
Columbia Select Large Cap Growth Fund, Class Y Shares	—	2,516,630*	(255,308)	2,261,322	2,458,096	1,250,244	—	38,691,226
The accompanying Notes to Financial Statements are an integral part of this statement.
50	Columbia Capital Allocation Portfolios | Semiannual Report 2017

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, July 31, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions ($)	Realized gain (loss) ($)	Dividends — affiliated issuers ($)	Value ($)
Columbia Select Large-Cap Value Fund, Class I Shares	1,372,678	—	(1,372,678)*	—	—	543,853	—	—
Columbia Select Large-Cap Value Fund, Class Y Shares	—	1,298,506*	(8,750)	1,289,756	—	102,111	—	33,224,110
Columbia Short-Term Cash Fund, 1.137%	93,238,902	43,467,074	(37,722,172)	98,983,804	—	(756)	408,556	98,983,804
Columbia Total Return Bond Fund, Class I Shares	21,679,684	371,659	(22,051,343)*	—	—	(17,203)	745,774	—
Columbia Total Return Bond Fund, Class Y Shares	—	22,013,217*	(493,535)	21,519,682	—	(27,116)	1,964,594	196,044,304
Columbia U.S. Government Mortgage Fund, Class I Shares	12,503,810	232,003	(12,735,813)*	—	—	(56,605)	246,705	—
Columbia U.S. Government Mortgage Fund, Class Y Shares	—	12,660,244*	(300,625)	12,359,619	—	(34,087)	654,239	67,112,729
Columbia U.S. Treasury Index Fund, Class I Shares	4,273,125	4,818	(4,277,943)*	—	—	—	99,384	—
Columbia U.S. Treasury Index Fund, Class Y Shares	—	4,291,658*	(152,381)	4,139,277	—	(7,199)	248,590	46,194,329
Total	239,385,753	193,650,778	(192,599,265)	240,437,266	3,684,508	14,589,201	11,189,165	1,523,237,257

*	Includes the effect of underlying share class exchange.

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at July 31, 2017.
Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canada Dollar
CHF	Swiss Franc
CNY	China Yuan Renminbi
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PHP	Philippine Peso
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	US Dollar
ZAR	South African Rand
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2017	51

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, July 31, 2017 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Alternative Strategies Funds	100,686,645	—	—	—	100,686,645
Common Stocks
Consumer Discretionary	2,967,024	1,065,045	—	—	4,032,069
Consumer Staples	697,840	1,024,103	—	—	1,721,943
Energy	846,714	654,664	—	—	1,501,378
Financials	4,479,955	1,969,045	—	—	6,449,000
The accompanying Notes to Financial Statements are an integral part of this statement.
52	Columbia Capital Allocation Portfolios | Semiannual Report 2017

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, July 31, 2017 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Health Care	3,439,950	850,592	—	—	4,290,542
Industrials	3,235,609	1,285,180	—	—	4,520,789
Information Technology	3,933,064	1,106,375	—	—	5,039,439
Materials	990,569	815,417	—	—	1,805,986
Real Estate	1,665,734	313,755	—	—	1,979,489
Telecommunication Services	149,811	412,454	—	—	562,265
Utilities	872,010	264,103	—	—	1,136,113
Total Common Stocks	23,278,280	9,760,733	—	—	33,039,013
Equity Funds	674,460,009	—	—	—	674,460,009
Fixed-Income Funds	649,106,799	—	—	—	649,106,799
Preferred Stocks
Energy	23,914	—	—	—	23,914
Financials	266,430	—	—	—	266,430
Materials	31,376	—	—	—	31,376
Total Preferred Stocks	321,720	—	—	—	321,720
Money Market Funds	—	—	—	98,983,804	98,983,804
Total Investments	1,447,853,453	9,760,733	—	98,983,804	1,556,597,990
Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	23,518	—	—	23,518
Futures Contracts	2,648,424	—	—	—	2,648,424
Liability
Forward Foreign Currency Exchange Contracts	—	(35,477)	—	—	(35,477)
Futures Contracts	(316,470)	—	—	—	(316,470)
Swap Contracts	—	(203,572)	—	—	(203,572)
Total	1,450,185,407	9,545,202	—	98,983,804	1,558,714,413
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2017	53

Portfolio of Investments
Columbia Capital Allocation Moderate Aggressive Portfolio, July 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Alternative Strategies Funds 6.5%
	Shares	Value ($)
Columbia Absolute Return Currency and Income Fund, Class Y Shares(a),(b)	1,097,410	11,456,964
Columbia Alternative Beta Fund, Class Y Shares(a)	458,096	4,301,525
Columbia Commodity Strategy Fund, Class Y Shares(a),(b)	9,389,267	51,640,966
Columbia Diversified Absolute Return Fund, Class Y Shares(a),(b)	2,611,629	25,097,751
Columbia Multi-Asset Income Fund, Class Y Shares(a)	5,047,566	49,617,576
Total Alternative Strategies Funds (Cost $145,216,151)		142,114,782

Common Stocks 1.5%
Issuer	Shares	Value ($)
Consumer Discretionary 0.2%
Auto Components —%
Cooper-Standard Holding, Inc.(b)	540	55,220
Dorman Products, Inc.(b)	600	46,848
LCI Industries	1,720	183,610
Magna International, Inc.	2,578	122,950
Superior Industries International, Inc.	2,200	43,010
Total		451,638
Automobiles —%
Peugeot SA	6,107	131,468
Subaru Corp.	3,100	111,839
Suzuki Motor Corp.	2,800	132,723
Total		376,030
Diversified Consumer Services —%
Adtalem Global Education, Inc.	1,000	32,500
Capella Education Co.	1,721	118,233
Sotheby’s (b)	2,500	141,475
Total		292,208
Hotels, Restaurants & Leisure 0.1%
Bloomin’ Brands, Inc.	4,800	83,664
Brinker International, Inc.	1,400	49,658
Cheesecake Factory, Inc. (The)	1,700	80,886
Compass Group PLC	2,025	43,203
Cracker Barrel Old Country Store, Inc.	885	137,573
InterContinental Hotels Group PLC	1,993	112,835
Common Stocks (continued)
Issuer	Shares	Value ($)
Papa John’s International, Inc.	1,830	130,534
Ruth’s Hospitality Group, Inc.	7,005	140,100
Total		778,453
Household Durables —%
Electrolux AB, Class B	3,921	134,135
Helen of Troy Ltd.(b)	200	20,150
La-Z-Boy, Inc.	5,325	179,985
Persimmon PLC	571	18,865
Taylor Morrison Home Corp., Class A(b)	6,100	137,982
Total		491,117
Internet & Direct Marketing Retail —%
Nutrisystem, Inc.	1,400	78,050
Media —%
Gannett Co., Inc.	14,700	131,859
New York Times Co. (The), Class A	2,820	53,580
Scholastic Corp.	1,600	66,288
Time, Inc.	11,300	158,765
Total		410,492
Multiline Retail —%
Big Lots, Inc.	3,275	162,669
Harvey Norman Holdings Ltd.	16,892	59,064
Total		221,733
Specialty Retail 0.1%
Aaron’s, Inc.	4,550	210,574
Big 5 Sporting Goods Corp.	11,950	128,462
Buckle, Inc. (The)	1,000	17,100
Children’s Place, Inc. (The)	1,480	156,362
Francesca’s Holdings Corp.(b)	14,800	144,004
Pier 1 Imports, Inc.	6,900	31,809
Select Comfort Corp.(b)	600	20,286
Tilly’s, Inc.	1,700	16,966
Total		725,563
Textiles, Apparel & Luxury Goods —%
Movado Group, Inc.	6,025	148,215
Total Consumer Discretionary		3,973,499
Consumer Staples 0.1%
Beverages —%
Coca-Cola Amatil Ltd.	571	3,760

The accompanying Notes to Financial Statements are an integral part of this statement.
54	Columbia Capital Allocation Portfolios | Semiannual Report 2017

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, July 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Food & Staples Retailing —%
Distribuidora Internacional de Alimentacion SA	17,871	120,651
Jeronimo Martins SGPS SA	1,526	30,033
Koninklijke Ahold Delhaize NV	2,912	59,620
SpartanNash Co.	1,635	45,355
SUPERVALU, Inc.(b)	20,680	74,034
Wm Morrison Supermarkets PLC	34,874	110,614
Total		440,307
Food Products 0.1%
China Milk Products Group Ltd.(b),(c),(d)	322,000	0
Dean Foods Co.	7,580	113,700
Fresh Del Monte Produce, Inc.	2,425	124,815
John B. Sanfilippo & Son, Inc.	1,800	115,776
Marine Harvest ASA	1,776	33,090
Sanderson Farms, Inc.	1,435	187,626
WH Group Ltd.	133,000	124,707
Total		699,714
Household Products —%
Central Garden & Pet Co., Class A(b)	600	18,456
Personal Products —%
Medifast, Inc.	400	17,076
Usana Health Sciences, Inc.(b)	1,145	65,380
Total		82,456
Tobacco —%
British American Tobacco PLC	124	7,712
Imperial Brands PLC	2,687	110,611
Swedish Match AB	3,220	113,265
Total		231,588
Total Consumer Staples		1,476,281
Energy 0.1%
Energy Equipment & Services —%
Archrock, Inc.	12,200	133,590
Atwood Oceanics, Inc.(b)	3,040	23,894
Exterran Corp.(b)	4,000	110,760
McDermott International, Inc.(b)	6,600	44,682
Petrofac Ltd.	2,538	14,969
Rowan Companies PLC, Class A(b)	13,600	158,712
Total		486,607
Common Stocks (continued)
Issuer	Shares	Value ($)
Oil, Gas & Consumable Fuels 0.1%
China Petroleum & Chemical Corp., Class H	136,000	103,097
International Seaways, Inc.(b)	4,400	100,364
Lukoil PJSC	1,327	62,089
MOL Hungarian Oil and Gas NyRt	100	8,655
Pacific Ethanol, Inc.(b)	2,900	18,125
Peabody Energy Corp.(b)	900	25,236
Polski Koncern Naftowy Orlen SA	881	26,057
PTT PCL, Foreign Registered Shares	8,600	100,301
Repsol SA	1,765	29,586
REX American Resources Corp.(b)	1,607	160,668
SK Innovation Co., Ltd.	706	111,425
Ultra Petroleum Corp.(b)	14,500	149,205
Westmoreland Coal Co.(b)	4,600	19,826
Total		914,634
Total Energy		1,401,241
Financials 0.3%
Banks 0.1%
ABSA Group Ltd.	3,013	33,059
Agricultural Bank of China Ltd., Class H	111,000	51,775
Banco Latinoamericano de Comercio Exterior SA, Class E	2,600	68,406
Bank Hapoalim BM	1,046	7,246
Bank of China Ltd., Class H	227,000	111,642
Bank of Nova Scotia (The)	2,049	127,649
BNP Paribas SA	120	9,315
BOC Hong Kong Holdings Ltd.	3,000	14,749
Canadian Imperial Bank of Commerce	1,300	112,842
Cathay General Bancorp	3,800	142,310
Centerstate Banks, Inc.	1,300	32,487
Central Pacific Financial Corp.	5,040	155,887
China Construction Bank Corp., Class H	27,000	22,418
Chongqing Rural Commercial Bank Co., Ltd., Class H	36,000	26,525
Customers Bancorp, Inc.(b)	4,740	141,489
Dubai Islamic Bank PJSC	18,155	30,032
Enterprise Financial Services Corp.	2,500	98,875
FCB Financial Holdings, Inc., Class A(b)	950	44,793
First BanCorp(b)	8,250	48,345
First Citizens BancShares Inc., Class A	450	165,609

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2017	55

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, July 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
First Merchants Corp.	2,400	97,056
Fulton Financial Corp.	1,800	32,850
Hana Financial Group, Inc.	1,442	65,794
Hancock Holding Co.	3,800	174,800
Hilltop Holdings, Inc.	4,400	110,132
International Bancshares Corp.	4,790	169,566
Japan Post Bank Co., Ltd.	2,100	26,973
Preferred Bank/Los Angeles	1,900	106,685
S&T Bancorp, Inc.	1,800	68,184
Sandy Spring Bancorp, Inc.	2,900	116,116
Societe Generale SA	2,537	148,964
Standard Bank Group Ltd.	10,115	125,667
Sterling Bancorp	2,200	50,820
Toronto-Dominion Bank (The)	300	15,465
Turkiye Is Bankasi	44,522	95,765
United Community Banks, Inc.	5,200	144,352
Wintrust Financial Corp.	2,385	179,614
Total		3,174,256
Capital Markets —%
Arlington Asset Investment Corp., Class A	10,690	137,901
Piper Jaffray Companies	2,275	141,960
Virtus Investment Partners, Inc.	1,100	129,580
Total		409,441
Consumer Finance —%
Nelnet, Inc., Class A	3,350	164,451
Insurance 0.1%
Allianz SE, Registered Shares	774	164,927
American Equity Investment Life Holding Co.	3,100	83,018
Assicurazioni Generali SpA	6,234	113,133
AXA SA	4,606	136,097
CNO Financial Group, Inc.	4,600	105,248
CNP Assurances	823	19,875
HCI Group, Inc.	400	18,036
Heritage Insurance Holdings, Inc.	8,220	103,654
Legal & General Group PLC	10,533	37,300
Maiden Holdings Ltd.	4,510	50,061
Mapfre SA	19,377	72,279
Common Stocks (continued)
Issuer	Shares	Value ($)
Swiss Re AG	602	58,055
Universal Insurance Holdings, Inc.	6,348	151,400
Total		1,113,083
Mortgage Real Estate Investment Trusts (REITS) —%
AG Mortgage Investment Trust, Inc.	1,600	29,456
ARMOUR Residential REIT, Inc.	4,600	116,196
Invesco Mortgage Capital, Inc.	3,300	54,879
MTGE Investment Corp.	5,300	98,580
Redwood Trust, Inc.	2,600	44,902
Total		344,013
Thrifts & Mortgage Finance 0.1%
Essent Group Ltd.(b)	4,900	188,258
Federal Agricultural Mortgage Corp.	1,700	116,552
Flagstar Bancorp, Inc.(b)	4,250	138,380
MGIC Investment Corp.(b)	17,590	205,275
Walker & Dunlop, Inc.(b)	3,140	157,785
Washington Federal, Inc.	5,550	185,648
Total		991,898
Total Financials		6,197,142
Health Care 0.2%
Biotechnology 0.1%
Alder Biopharmaceuticals, Inc.(b)	8,007	86,075
bluebird bio, Inc.(b)	785	73,986
Clovis Oncology, Inc.(b)	850	72,089
Coherus Biosciences, Inc.(b)	1,495	19,510
Dynavax Technologies Corp.(b)	4,095	64,906
Eagle Pharmaceuticals, Inc.(b)	300	14,745
Immunomedics, Inc.(b)	4,700	40,232
Jounce Therapeutics, Inc.(b)	2,395	30,919
Keryx Biopharmaceuticals, Inc.(b)	10,475	73,430
Kite Pharma, Inc.(b)	875	94,859
Loxo Oncology, Inc.(b)	875	63,271
NewLink Genetics Corp.(b)	2,600	18,772
OncoMed Pharmaceuticals, Inc.(b)	5,900	19,116
Ovid Therapeutics, Inc.(b)	7,327	60,008
Puma Biotechnology, Inc.(b)	1,540	146,377
Ra Pharmaceuticals, Inc.(b)	2,258	33,215
Sage Therapeutics, Inc.(b)	985	78,554

The accompanying Notes to Financial Statements are an integral part of this statement.
56	Columbia Capital Allocation Portfolios | Semiannual Report 2017

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, July 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Shire PLC	454	25,524
Spark Therapeutics, Inc.(b)	1,420	100,820
TESARO, Inc.(b)	735	93,830
Total		1,210,238
Health Care Equipment & Supplies 0.1%
Analogic Corp.	2,070	145,314
Angiodynamics, Inc.(b)	8,800	143,000
CONMED Corp.	400	20,528
Haemonetics Corp.(b)	2,600	106,938
Halyard Health, Inc.(b)	2,850	114,627
Integer Holdings Corp.(b)	3,000	137,400
Lantheus Holdings, Inc.(b)	8,112	149,666
Masimo Corp.(b)	2,075	196,295
Orthofix International NV(b)	1,825	79,169
Total		1,092,937
Health Care Providers & Services —%
AMN Healthcare Services, Inc.(b)	4,000	147,600
Chemed Corp.	150	29,625
Diplomat Pharmacy, Inc.(b)	1,100	17,457
Kindred Healthcare, Inc.	4,100	36,695
LHC Group, Inc.(b)	1,300	75,270
Molina Healthcare, Inc.(b)	2,681	179,091
Providence Service Corp. (The)(b)	2,600	134,004
Triple-S Management Corp., Class B(b)	5,170	80,031
Total		699,773
Life Sciences Tools & Services —%
INC Research Holdings, Inc. Class A(b)	3,081	169,455
PAREXEL International Corp.(b)	900	78,768
Pra Health Sciences, Inc.(b)	2,341	174,170
Total		422,393
Pharmaceuticals —%
Aerie Pharmaceuticals, Inc.(b)	1,765	95,840
Bayer AG, Registered Shares	235	29,808
GlaxoSmithKline PLC	7,032	140,516
Lannett Co., Inc.(b)	2,400	48,840
Novo Nordisk A/S, Class B	2,738	116,846
Pacira Pharmaceuticals, Inc.(b)	1,950	77,025
Phibro Animal Health Corp., Class A	3,600	137,520
Common Stocks (continued)
Issuer	Shares	Value ($)
Roche Holding AG, Genusschein Shares	576	145,884
Sanofi	1,406	134,352
Supernus Pharmaceuticals, Inc.(b)	1,720	69,574
Total		996,205
Total Health Care		4,421,546
Industrials 0.2%
Aerospace & Defense —%
Curtiss-Wright Corp.	2,080	200,554
Moog, Inc., Class A(b)	700	52,024
Total		252,578
Air Freight & Logistics —%
Forward Air Corp.	775	40,168
Airlines —%
Deutsche Lufthansa AG, Registered Shares	3,903	83,975
Hawaiian Holdings, Inc.(b)	3,400	140,760
Japan Airlines Co., Ltd.	400	12,924
Qantas Airways Ltd.	17,611	74,848
Total		312,507
Building Products —%
Caesarstone Ltd.(b)	3,900	136,890
Continental Building Product(b)	6,415	141,130
Gibraltar Industries, Inc.(b)	2,900	86,565
Total		364,585
Commercial Services & Supplies —%
ACCO Brands Corp.(b)	11,400	132,810
Brady Corp., Class A	1,325	43,990
Essendant, Inc.	5,400	67,392
MSA Safety, Inc.	2,000	160,320
Quad/Graphics, Inc.	5,850	131,391
Total		535,903
Construction & Engineering 0.1%
Argan, Inc.	2,300	148,235
EMCOR Group, Inc.	1,000	67,500
MYR Group, Inc.(b)	500	15,905
Obayashi Corp.	10,600	127,631
Primoris Services Corp.	2,400	59,808

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2017	57

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, July 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Shimizu Corp.	8,000	84,528
Taisei Corp.	14,000	134,008
Total		637,615
Electrical Equipment —%
ABB Ltd.	2,114	49,628
Atkore International Group, Inc.(b)	6,000	124,920
EnerSys	2,337	168,895
Generac Holdings, Inc.(b)	4,150	149,275
Total		492,718
Industrial Conglomerates —%
CITIC Ltd.	67,000	101,798
Siemens AG, Registered Shares	398	54,065
Total		155,863
Machinery 0.1%
Alamo Group, Inc.	1,500	139,515
Astec Industries, Inc.	2,325	116,878
Chart Industries, Inc.(b)	1,500	51,000
Global Brass & Copper Holdings, Inc.	4,600	147,430
Harsco Corp.(b)	1,500	23,175
Hillenbrand, Inc.	900	32,400
Kadant, Inc.	400	31,220
Mueller Industries, Inc.	1,825	57,488
Wabash National Corp.	7,330	139,856
Total		738,962
Professional Services —%
RPX Corp.(b)	11,470	156,795
TrueBlue, Inc.(b)	5,300	135,415
Total		292,210
Road & Rail —%
ArcBest Corp.	7,190	199,882
Saia, Inc.(b)	1,400	76,090
Total		275,972
Trading Companies & Distributors —%
Applied Industrial Technologies, Inc.	2,780	157,070
DXP Enterprises, Inc.(b)	900	25,731
ITOCHU Corp.	4,500	70,567
Marubeni Corp.	9,000	59,638
Common Stocks (continued)
Issuer	Shares	Value ($)
Mitsubishi Corp.	2,100	45,596
Rush Enterprises, Inc., Class A(b)	700	30,191
Total		388,793
Total Industrials		4,487,874
Information Technology 0.2%
Communications Equipment —%
ADTRAN, Inc.	1,200	28,140
InterDigital, Inc.	600	43,710
Netscout Systems, Inc.(b)	3,100	106,950
Total		178,800
Electronic Equipment, Instruments & Components 0.1%
Anixter International, Inc.(b)	2,000	157,500
Benchmark Electronics, Inc.(b)	5,100	171,615
ePlus, Inc.(b)	500	40,450
Hitachi Ltd.	20,000	137,596
Hon Hai Precision Industry Co., Ltd.	41,200	160,230
KEMET Corp.(b)	2,500	42,125
Methode Electronics, Inc.	3,700	147,075
Rogers Corp.(b)	530	62,524
Sanmina Corp.(b)	4,510	161,684
Scansource, Inc.(b)	3,725	147,510
Tech Data Corp.(b)	1,800	184,320
TTM Technologies, Inc.(b)	600	10,428
Vishay Intertechnology, Inc.	9,900	176,715
Total		1,599,772
Internet Software & Services —%
j2 Global, Inc.	2,200	186,186
Mixi, Inc.	1,400	76,944
Shutterstock, Inc.(b)	800	33,712
WebMD Health Corp.(b)	800	53,000
Total		349,842
IT Services 0.1%
Convergys Corp.	4,350	104,269
Everi Holdings, Inc.(b)	2,000	14,920
EVERTEC, Inc.	9,523	169,985
Fujitsu Ltd.	1,000	7,447
MAXIMUS, Inc.	1,800	108,648
Perficient, Inc.(b)	2,600	48,880

The accompanying Notes to Financial Statements are an integral part of this statement.
58	Columbia Capital Allocation Portfolios | Semiannual Report 2017

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, July 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Science Applications International Corp.	2,160	152,086
TeleTech Holdings, Inc.	2,800	117,040
Travelport Worldwide Ltd.	10,400	148,720
Unisys Corp.(b)	11,700	149,760
Total		1,021,755
Semiconductors & Semiconductor Equipment —%
Amkor Technology, Inc.(b)	13,445	139,425
Diodes, Inc.(b)	5,685	150,823
Entegris, Inc.(b)	7,640	199,404
IXYS Corp.(b)	2,100	36,540
Phison Electronics Corp.	5,000	69,460
Rudolph Technologies, Inc.(b)	4,000	99,000
Semtech Corp.(b)	2,900	114,840
Xcerra Corp.(b)	12,871	124,977
Total		934,469
Software —%
Aspen Technology, Inc.(b)	3,430	195,064
Barracuda Networks, Inc.(b)	6,500	146,055
CommVault Systems, Inc.(b)	3,025	180,139
Progress Software Corp.	4,900	156,849
VASCO Data Security International, Inc.(b)	3,350	45,225
Total		723,332
Technology Hardware, Storage & Peripherals —%
Asustek Computer, Inc.	5,000	46,501
Pegatron Corp.	39,000	127,199
Samsung Electronics Co., Ltd.	70	150,534
Total		324,234
Total Information Technology		5,132,204
Materials 0.1%
Chemicals 0.1%
Covestro AG	819	63,621
Ferro Corp.(b)	700	13,468
Hyosung Corp.	130	19,461
Innospec, Inc.	2,505	156,312
KMG Chemicals, Inc.	1,400	70,868
Koppers Holdings, Inc.(b)	1,300	47,190
Mitsubishi Chemical Holdings Corp.	7,600	63,629
Quaker Chemical Corp.	300	42,561
Common Stocks (continued)
Issuer	Shares	Value ($)
Rayonier Advanced Materials, Inc.	9,150	136,427
Sinopec Shanghai Petrochemical Co., Ltd.	180,000	102,288
Trinseo SA	2,570	180,671
Total		896,496
Containers & Packaging —%
Greif, Inc., Class A	2,825	158,454
Metals & Mining —%
Fortescue Metals Group Ltd.	20,212	92,899
Materion Corp.	3,805	146,302
Rio Tinto PLC	2,251	104,543
Schnitzer Steel Industries, Inc., Class A	6,000	154,800
Total		498,544
Paper & Forest Products —%
UPM-Kymmene OYJ	4,477	121,950
Total Materials		1,675,444
Real Estate 0.1%
Equity Real Estate Investment Trusts (REITS) 0.1%
Ashford Hospitality Prime, Inc.	8,550	88,579
Ashford Hospitality Trust, Inc.	2,200	13,838
CorEnergy Infrastructure Trust, Inc.	4,043	143,971
DiamondRock Hospitality Co.	7,200	84,096
Growthpoint Properties Ltd.	7,114	13,377
Lexington Realty Trust	16,600	168,988
NorthStar Realty Europe Corp.	1,400	18,074
PS Business Parks, Inc.	1,396	187,706
Ryman Hospitality Properties, Inc.	2,800	175,252
Sabra Health Care REIT, Inc.	6,400	148,480
Select Income REIT	6,300	147,861
Summit Hotel Properties, Inc.	9,400	168,542
Sunstone Hotel Investors, Inc.	10,800	175,824
Tier REIT, Inc.	1,100	20,328
Washington Prime Group, Inc.	18,000	162,360
Xenia Hotels & Resorts, Inc.	7,700	156,464
Total		1,873,740

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2017	59

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, July 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate Management & Development —%
Guangzhou R&F Properties Co., Ltd., Class H	50,000	89,271
Shimao Property Holdings Ltd.	23,000	45,817
Wheelock & Co., Ltd.	9,336	70,351
Total		205,439
Total Real Estate		2,079,179
Telecommunication Services —%
Diversified Telecommunication Services —%
ATN International, Inc.	500	29,000
BT Group PLC	2,260	9,348
Consolidated Communications Holdings, Inc.	3,300	59,400
Nippon Telegraph & Telephone Corp.	2,400	117,451
Telefonica SA	3,118	35,287
Telenor ASA	4,729	94,606
Total		345,092
Wireless Telecommunication Services —%
America Movil SAB de CV	40,990	36,218
Boingo Wireless, Inc.(b)	1,100	16,313
SK Telecom Co., Ltd.	130	32,143
Total		84,674
Total Telecommunication Services		429,766
Utilities —%
Electric Utilities —%
Allete, Inc.	1,000	73,270
Endesa SA	1,069	25,322
Enel SpA	18,312	104,573
IDACORP, Inc.	300	25,908
Korea Electric Power Corp.	1,358	54,141
Portland General Electric Co.	3,820	170,716
Transmissora Alianca de Energia Eletrica SA	2,400	17,702
Total		471,632
Gas Utilities —%
Chesapeake Utilities Corp.	2,075	160,294
Northwest Natural Gas Co.	415	26,186
Southwest Gas Corp.	2,400	192,240
WGL Holdings, Inc.	200	17,144
Total		395,864
Common Stocks (continued)
Issuer	Shares	Value ($)
Independent Power and Renewable Electricity Producers —%
Ormat Technologies, Inc.	2,150	127,495
Water Utilities —%
SJW Corp.	2,885	152,530
Total Utilities		1,147,521
Total Common Stocks (Cost $29,450,368)		32,421,697

Equity Funds 55.5%
	Shares	Value ($)
International 16.5%
Columbia Emerging Markets Fund, Class Y Shares(a),(b)	9,044,043	113,231,416
Columbia European Equity Fund, Class Y Shares(a)	9,947,591	68,936,807
Columbia Overseas Value Fund, Class Y Shares(a)	10,382,305	102,577,174
Columbia Pacific/Asia Fund, Class Y Shares(a),(b)	6,951,308	76,047,314
Total		360,792,711
U.S. Large Cap 37.8%
Columbia Contrarian Core Fund, Class Y Shares(a)	5,141,091	133,205,653
Columbia Disciplined Core Fund, Class Y Shares(a)	11,368,808	130,854,977
Columbia Disciplined Growth Fund, Class Y Shares(a)	9,325,973	90,182,157
Columbia Disciplined Value Fund, Class Y Shares(a)	16,402,562	170,750,672
Columbia Large Cap Growth Fund, Class Y Shares(a)	1,572,810	65,035,701
Columbia Select Large Cap Equity Fund, Class Y Shares(a)	7,100,266	97,344,647
Columbia Select Large Cap Growth Fund, Class Y Shares(a),(b)	4,441,816	75,999,473
Columbia Select Large-Cap Value Fund, Class Y Shares(a)	2,500,195	64,405,032
Total		827,778,312
U.S. Small Cap 1.2%
Columbia Disciplined Small Core Fund, Class Y Shares(a)	1,059,021	10,452,538
Columbia Select Smaller-Cap Value Fund, Class Y Shares(a),(b)	279,181	6,298,317
Columbia Small Cap Growth Fund I, Class Y Shares(a),(b)	520,026	10,780,139
Total		27,530,994
Total Equity Funds (Cost $987,796,766)		1,216,102,017

The accompanying Notes to Financial Statements are an integral part of this statement.
60	Columbia Capital Allocation Portfolios | Semiannual Report 2017

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, July 31, 2017 (Unaudited)
Fixed-Income Funds 24.0%
	Shares	Value ($)
Emerging Markets 1.2%
Columbia Emerging Markets Bond Fund, Class Y Shares(a),(b)	2,246,522	26,801,014
High Yield 7.4%
Columbia High Yield Bond Fund, Class Y Shares(a)	20,573,517	61,720,551
Columbia Income Opportunities Fund, Class Y Shares(a)	9,967,211	100,369,815
Total		162,090,366
Inflation Protected Securities 0.5%
Columbia Inflation Protected Securities Fund, Class Y Shares(a),(b)	1,098,028	10,497,146
Investment Grade 14.9%
Columbia Corporate Income Fund, Class Y Shares(a)	16,356,900	167,658,225
Columbia Mortgage Opportunities Fund, Class Y Shares(a)	1,901,357	18,994,555
Columbia U.S. Government Mortgage Fund, Class Y Shares(a)	22,553,926	122,467,818
Columbia U.S. Treasury Index Fund, Class Y Shares(a)	1,464,209	16,340,571
Total		325,461,169
Total Fixed-Income Funds (Cost $519,902,210)		524,849,695

Preferred Stocks —%
Issuer	Coupon Rate	Shares	Value ($)
Energy —%
Oil, Gas & Consumable Fuels —%
Petroleo Brasileiro SA(b)	—	3,907	16,664
Total Energy			16,664
Preferred Stocks —%
Issuer	Coupon Rate	Shares	Value ($)
Financials —%
Banks —%
Banco Bradesco SA	—	13,445	129,778
Itau Unibanco Holding SA	—	4,669	55,923
Total			185,701
Total Financials			185,701
Materials —%
Metals & Mining —%
Vale SA	—	2,325	21,860
Total Materials			21,860
Total Preferred Stocks (Cost $191,600)			224,225

Money Market Funds 12.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.137%(a),(e)	267,429,017	267,429,017
Total Money Market Funds (Cost $267,426,704)		267,429,017
Total Investments (Cost: $1,949,983,799)		2,183,141,433
Other Assets & Liabilities, Net		7,063,188
Net Assets		2,190,204,621

At July 31, 2017, securities and/or cash totaling $8,281,688 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts open at July 31, 2017
Counterparty	Exchange date	Currency to be delivered	Currency to be received	Unrealized appreciation ($)	Unrealized depreciation ($)
Citi	8/29/2017	220,000 BRL	66,122 USD	—	(4,018)
Citi	8/29/2017	695,000 CNY	101,755 USD	—	(1,446)
Citi	8/29/2017	159,441,000 KRW	138,163 USD	—	(4,225)
Citi	8/29/2017	610,000 NOK	72,735 USD	—	(4,896)
Citi	8/29/2017	740,000 SEK	87,428 USD	—	(4,381)
Citi	8/29/2017	1,980,000 THB	58,184 USD	—	(1,329)
Citi	8/29/2017	133,000 TRY	36,291 USD	—	(1,152)
Citi	8/29/2017	5,322,000 TWD	174,152 USD	—	(2,234)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2017	61

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, July 31, 2017 (Unaudited)
Investments in derivatives  (continued)
Forward foreign currency exchange contracts open at July 31, 2017 (continued)
Counterparty	Exchange date	Currency to be delivered	Currency to be received	Unrealized appreciation ($)	Unrealized depreciation ($)
Citi	8/29/2017	132,184 USD	173,000 AUD	6,165	—
Citi	8/29/2017	95,453 USD	123,000 CAD	3,246	—
Citi	8/29/2017	160,276 USD	154,000 CHF	—	(716)
Citi	8/29/2017	165,864 USD	128,000 GBP	3,188	—
Citi	8/29/2017	43,959 USD	588,369,000 IDR	102	—
Citi	8/29/2017	153,046 USD	9,958,000 INR	1,760	—
Citi	8/29/2017	29,201 USD	539,000 MXN	927	—
Citi	8/29/2017	36,364 USD	157,000 MYR	269	—
Citi	8/29/2017	21,895 USD	1,110,000 PHP	67	—
Citi	8/29/2017	36,243 USD	50,000 SGD	668	—
Citi	8/29/2017	198,000 ZAR	14,646 USD	—	(303)
Total				16,392	(24,700)
Futures contracts outstanding at July 31, 2017
Long futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
Mini MSCI EAFE Index	933	USD	90,449,685	09/2017	2,588,484	—
Russell 2000 Mini	58	USD	4,130,760	09/2017	16,776	—
Russell 2000 Mini	3	USD	213,660	09/2017	—	(179)
S&P 500 E-mini	504	USD	62,193,600	09/2017	996,670	—
TOPIX Index	176	JPY	25,854,415	09/2017	455,572	—
U.S. Long Bond	359	USD	54,915,781	09/2017	338,667	—
U.S. Treasury 10-Year Note	12	USD	1,510,688	09/2017	3,917	—
U.S. Treasury 5-Year Note	554	USD	65,454,235	09/2017	120,135	—
Total			304,722,824		4,520,221	(179)
Cleared credit default swap contracts outstanding at July 31, 2017
Buy protection
Counterparty	Reference entity	Expiration date	Pay fixed rate (%)	Notional currency	Notional amount	Unrealized appreciation ($)	Unrealized depreciation ($)
Morgan Stanley	Markit CDX North America High Yield Index, Series 28	6/20/2022	5.000	USD	10,500,000	—	(203,144)
Morgan Stanley	Markit CDX North America Investment Grade Index, Series 28	6/20/2022	1.000	USD	12,500,000	—	(79,017)
Total						—	(282,161)
The accompanying Notes to Financial Statements are an integral part of this statement.
62	Columbia Capital Allocation Portfolios | Semiannual Report 2017

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, July 31, 2017 (Unaudited)
Credit default swap contracts outstanding at July 31, 2017
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions ($)	Realized gain (loss) ($)	Dividends — affiliated issuers ($)	Value ($)
Columbia Absolute Return Currency and Income Fund, Class I Shares	1,144,206	22,453	(1,166,659)*	—	—	58,453	—	—
Columbia Absolute Return Currency and Income Fund, Class Y Shares	—	1,115,816*	(18,406)	1,097,410	—	15,559	—	11,456,964
Columbia Alternative Beta Fund, Class I Shares	458,101	—	(458,101)*	—	—	—	—	—
Columbia Alternative Beta Fund, Class Y Shares	—	458,096*	—	458,096	—	—	—	4,301,525
Columbia Commodity Strategy Fund, Class I Shares	6,297,489	3,655,781	(9,953,270)*	—	—	(211)	—	—
Columbia Commodity Strategy Fund, Class Y Shares	—	9,929,396*	(540,129)	9,389,267	—	(158,502)	—	51,640,966
Columbia Contrarian Core Fund, Class I Shares	5,538,551	23,077	(5,561,628)*	—	—	1,668,309	—	—
Columbia Contrarian Core Fund, Class Y Shares	—	5,295,443*	(154,352)	5,141,091	—	1,571,214	—	133,205,653
Columbia Corporate Income Fund, Class I Shares	16,421,977	400,095	(16,822,072)*	—	—	34,293	687,244	—
Columbia Corporate Income Fund, Class Y Shares	—	16,885,581*	(528,681)	16,356,900	—	183,241	1,716,443	167,658,225
Columbia Disciplined Core Fund, Class I Shares	12,173,141	43,997	(12,217,138)*	—	—	3,090,684	—	—
Columbia Disciplined Core Fund, Class Y Shares	—	11,591,381*	(222,573)	11,368,808	—	1,136,772	—	130,854,977
Columbia Disciplined Growth Fund, Class I Shares	10,209,743	31,675	(10,241,418)*	—	—	314,029	—	—
Columbia Disciplined Growth Fund, Class Y Shares	—	9,740,847*	(414,874)	9,325,973	—	484,724	—	90,182,157
Columbia Disciplined Small Core Fund, Class I Shares	1,093,755	14,513	(1,108,268)*	—	—	(25,206)	—	—
Columbia Disciplined Small Core Fund, Class Y Shares	—	1,081,881*	(22,860)	1,059,021	—	(162,214)	—	10,452,538
Columbia Disciplined Value Fund, Class I Shares	17,188,273	60,161	(17,248,434)*	—	—	634,667	—	—
Columbia Disciplined Value Fund, Class Y Shares	—	16,571,035*	(168,473)	16,402,562	—	244,128	—	170,750,672
Columbia Diversified Absolute Return Fund, Class I Shares	2,730,823	44,508	(2,775,331)*	—	—	(44,356)	—	—
Columbia Diversified Absolute Return Fund, Class Y Shares	—	2,685,530*	(73,901)	2,611,629	—	(29,320)	—	25,097,751
Columbia Emerging Markets Bond Fund, Class I Shares	2,339,511	47,896	(2,387,407)*	—	—	15,605	166,054	—
Columbia Emerging Markets Bond Fund, Class Y Shares	—	2,295,318*	(48,796)	2,246,522	—	18,865	389,400	26,801,014
Columbia Emerging Markets Fund, Class I Shares	10,936,948	—	(10,936,948)*	—	—	279,400	—	—
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2017	63

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, July 31, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions ($)	Realized gain (loss) ($)	Dividends — affiliated issuers ($)	Value ($)
Columbia Emerging Markets Fund, Class Y Shares	—	10,073,037*	(1,028,994)	9,044,043	—	1,867,573	—	113,231,416
Columbia European Equity Fund, Class I Shares	11,039,188	—	(11,039,188)*	—	—	—	—	—
Columbia European Equity Fund, Class Y Shares	—	11,333,073*	(1,385,482)	9,947,591	—	1,136,817	—	68,936,807
Columbia High Yield Bond Fund, Class I Shares	20,742,021	225,198	(20,967,219)*	—	—	72,785	448,270	—
Columbia High Yield Bond Fund, Class Y Shares	—	21,061,801*	(488,284)	20,573,517	—	36,412	1,063,472	61,720,551
Columbia Income Opportunities Fund, Class I Shares	10,242,330	151,682	(10,394,012)*	—	—	164,132	728,867	—
Columbia Income Opportunities Fund, Class Y Shares	—	10,309,438*	(342,227)	9,967,211	—	120,607	1,714,526	100,369,815
Columbia Inflation Protected Securities Fund, Class I Shares	1,097,533	22,742	(1,120,275)*	—	—	117	—	—
Columbia Inflation Protected Securities Fund, Class Y Shares	—	1,113,524*	(15,496)	1,098,028	—	2,248	—	10,497,146
Columbia Large Cap Growth Fund, Class I Shares	1,775,975	13,798	(1,789,773)*	—	—	1,189,591	—	—
Columbia Large Cap Growth Fund, Class Y Shares	—	1,707,490*	(134,680)	1,572,810	—	2,331,879	—	65,035,701
Columbia Mortgage Opportunities Fund, Class I Shares	1,906,382	41,624	(1,948,006)*	—	—	(993)	117,447	—
Columbia Mortgage Opportunities Fund, Class Y Shares	—	1,963,829*	(62,472)	1,901,357	—	(1,473)	240,135	18,994,555
Columbia Multi-Asset Income Fund, Class I Shares	4,910,534	42,429	(4,952,963)*	—	—	—	411,744	—
Columbia Multi-Asset Income Fund, Class Y Shares	—	5,047,566*	—	5,047,566	—	—	835,716	49,617,576
Columbia Overseas Value Fund, Class I Shares	11,780,932	77,649	(11,858,581)*	—	—	(134,590)	—	—
Columbia Overseas Value Fund, Class Y Shares	—	11,467,213*	(1,084,908)	10,382,305	—	524,171	—	102,577,174
Columbia Pacific/Asia Fund, Class I Shares	7,855,521	99,589	(7,955,110)*	—	—	899,900	—	—
Columbia Pacific/Asia Fund, Class Y Shares	—	7,760,707*	(809,399)	6,951,308	1,269,554	2,390,946	—	76,047,314
Columbia Select Large Cap Equity Fund, Class I Shares	7,525,844	22,942	(7,548,786)*	—	—	180,324	—	—
Columbia Select Large Cap Equity Fund, Class Y Shares	—	7,342,940*	(242,674)	7,100,266	819,628	264,895	121,018	97,344,647
Columbia Select Large Cap Growth Fund, Class I Shares	4,948,254	19,591	(4,967,845)*	—	—	449,835	—	—
Columbia Select Large Cap Growth Fund, Class Y Shares	—	4,898,731*	(456,915)	4,441,816	4,810,025	1,474,476	—	75,999,473
Columbia Select Large-Cap Value Fund, Class I Shares	2,665,211	20,745	(2,685,956)*	—	—	1,269,767	—	—
Columbia Select Large-Cap Value Fund, Class Y Shares	—	2,527,505*	(27,310)	2,500,195	—	296,707	—	64,405,032
The accompanying Notes to Financial Statements are an integral part of this statement.
64	Columbia Capital Allocation Portfolios | Semiannual Report 2017

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, July 31, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions ($)	Realized gain (loss) ($)	Dividends — affiliated issuers ($)	Value ($)
Columbia Select Smaller-Cap Value Fund, Class I Shares	302,708	3,815	(306,523)*	—	—	13,020	—	—
Columbia Select Smaller-Cap Value Fund, Class Y Shares	—	297,462*	(18,281)	279,181	—	114,252	—	6,298,317
Columbia Short-Term Cash Fund, 1.137%	250,600,424	91,372,126	(74,543,533)	267,429,017	—	(1,455)	1,113,917	267,429,017
Columbia Small Cap Growth Fund I, Class I Shares	570,788	25,428	(596,216)*	—	—	(799,727)	—	—
Columbia Small Cap Growth Fund I, Class Y Shares	—	536,536*	(16,510)	520,026	—	(194,426)	—	10,780,139
Columbia U.S. Government Mortgage Fund, Class I Shares	22,484,505	752,493	(23,236,998)*	—	—	(18,267)	448,111	—
Columbia U.S. Government Mortgage Fund, Class Y Shares	—	23,430,168*	(876,242)	22,553,926	—	(55,895)	1,201,561	122,467,818
Columbia U.S. Treasury Index Fund, Class I Shares	1,573,968	61,583	(1,635,551)*	—	—	(71,000)	36,663	—
Columbia U.S. Treasury Index Fund, Class Y Shares	—	1,549,730*	(85,521)	1,464,209	—	(58,551)	88,655	16,340,571
Total	448,554,636	297,368,664	(287,691,649)	458,231,651	6,899,207	22,794,211	11,529,243	2,150,495,511

*	Includes the effect of underlying share class exchange.

(b)	Non-income producing investment.
(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At July 31, 2017, the value of these securities amounted to $0, which represents less than 0.01% of net assets.
(d)	Negligible market value.
(e)	The rate shown is the seven-day current annualized yield at July 31, 2017.
Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canada Dollar
CHF	Swiss Franc
CNY	China Yuan Renminbi
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PHP	Philippine Peso
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	US Dollar
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2017	65

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, July 31, 2017 (Unaudited)
Currency Legend  (continued)
ZAR	South African Rand
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2017:
The accompanying Notes to Financial Statements are an integral part of this statement.
66	Columbia Capital Allocation Portfolios | Semiannual Report 2017

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, July 31, 2017 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Alternative Strategies Funds	142,114,782	—	—	—	142,114,782
Common Stocks
Consumer Discretionary	3,229,367	744,132	—	—	3,973,499
Consumer Staples	762,218	714,063	0*	—	1,476,281
Energy	945,062	456,179	—	—	1,401,241
Financials	4,825,552	1,371,590	—	—	6,197,142
Health Care	3,828,616	592,930	—	—	4,421,546
Industrials	3,588,668	899,206	—	—	4,487,874
Information Technology	4,356,293	775,911	—	—	5,132,204
Materials	1,107,053	568,391	—	—	1,675,444
Real Estate	1,860,363	218,816	—	—	2,079,179
Telecommunication Services	140,931	288,835	—	—	429,766
Utilities	963,485	184,036	—	—	1,147,521
Total Common Stocks	25,607,608	6,814,089	0*	—	32,421,697
Equity Funds	1,216,102,017	—	—	—	1,216,102,017
Fixed-Income Funds	524,849,695	—	—	—	524,849,695
Preferred Stocks
Energy	16,664	—	—	—	16,664
Financials	185,701	—	—	—	185,701
Materials	21,860	—	—	—	21,860
Total Preferred Stocks	224,225	—	—	—	224,225
Money Market Funds	—	—	—	267,429,017	267,429,017
Total Investments	1,908,898,327	6,814,089	0*	267,429,017	2,183,141,433
Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	16,392	—	—	16,392
Futures Contracts	4,520,221	—	—	—	4,520,221
Liability
Forward Foreign Currency Exchange Contracts	—	(24,700)	—	—	(24,700)
Futures Contracts	(179)	—	—	—	(179)
Swap Contracts	—	(282,161)	—	—	(282,161)
Total	1,913,418,369	6,523,620	0*	267,429,017	2,187,371,006

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stock classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the halt price of the security, the movement in observed market prices for other securities from the issuer, the movement in certain foreign or domestic market indices, and the position of the security within the respective company’s capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2017	67

Portfolio of Investments
Columbia Capital Allocation Aggressive Portfolio, July 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Alternative Strategies Funds 6.7%
	Shares	Value ($)
Columbia Absolute Return Currency and Income Fund, Class Y Shares(a),(b)	187,787	1,960,495
Columbia Alternative Beta Fund, Class Y Shares(a)	458,096	4,301,525
Columbia Commodity Strategy Fund, Class Y Shares(a),(b)	3,816,168	20,988,925
Columbia Diversified Absolute Return Fund, Class Y Shares(a),(b)	725,662	6,973,608
Columbia Multi-Asset Income Fund, Class Y Shares(a)	1,455,310	14,305,702
Total Alternative Strategies Funds (Cost $49,738,769)		48,530,255

Common Stocks 2.7%
Issuer	Shares	Value ($)
Consumer Discretionary 0.3%
Auto Components —%
Cooper-Standard Holding, Inc.(b)	205	20,964
Dorman Products, Inc.(b)	250	19,520
LCI Industries	740	78,995
Magna International, Inc.	3,103	147,988
Superior Industries International, Inc.	955	18,670
Total		286,137
Automobiles 0.1%
Peugeot SA	7,235	155,751
Subaru Corp.	3,700	133,485
Suzuki Motor Corp.	3,300	156,424
Total		445,660
Diversified Consumer Services —%
Adtalem Global Education, Inc.	400	13,000
Capella Education Co.	781	53,655
Sotheby’s (b)	1,100	62,249
Total		128,904
Hotels, Restaurants & Leisure 0.1%
Bloomin’ Brands, Inc.	2,125	37,039
Brinker International, Inc.	600	21,282
Cheesecake Factory, Inc. (The)	710	33,782
Compass Group PLC	2,400	51,203
Cracker Barrel Old Country Store, Inc.	385	59,848
InterContinental Hotels Group PLC	2,359	133,556
Common Stocks (continued)
Issuer	Shares	Value ($)
Papa John’s International, Inc.	805	57,421
Ruth’s Hospitality Group, Inc.	3,096	61,920
Total		456,051
Household Durables 0.1%
Electrolux AB, Class B	4,643	158,834
Helen of Troy Ltd.(b)	100	10,075
La-Z-Boy, Inc.	2,375	80,275
Persimmon PLC	677	22,367
Taylor Morrison Home Corp., Class A(b)	2,700	61,074
Total		332,625
Internet & Direct Marketing Retail —%
Nutrisystem, Inc.	600	33,450
Media —%
Gannett Co., Inc.	6,550	58,753
New York Times Co. (The), Class A	1,295	24,605
Scholastic Corp.	725	30,037
Time, Inc.	5,000	70,250
Total		183,645
Multiline Retail —%
Big Lots, Inc.	1,480	73,512
Harvey Norman Holdings Ltd.	20,015	69,983
Total		143,495
Specialty Retail —%
Aaron’s, Inc.(b)	1,950	90,246
Big 5 Sporting Goods Corp.	5,275	56,706
Buckle, Inc. (The)	400	6,840
Children’s Place, Inc. (The)	675	71,314
Francesca’s Holdings Corp.(b)	6,575	63,975
Pier 1 Imports, Inc.	3,030	13,968
Select Comfort Corp.(b)	200	6,762
Tilly’s, Inc.	800	7,984
Total		317,795
Textiles, Apparel & Luxury Goods —%
Movado Group, Inc.	2,665	65,559
Total Consumer Discretionary		2,393,321
Consumer Staples 0.2%
Beverages —%
Coca-Cola Amatil Ltd.	677	4,458

The accompanying Notes to Financial Statements are an integral part of this statement.
68	Columbia Capital Allocation Portfolios | Semiannual Report 2017

Portfolio of Investments   (continued)
Columbia Capital Allocation Aggressive Portfolio, July 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Food & Staples Retailing 0.1%
Distribuidora Internacional de Alimentacion SA	21,149	142,781
Jeronimo Martins SGPS SA	1,808	35,583
Koninklijke Ahold Delhaize NV(b)	3,451	70,655
SpartanNash Co.	700	19,418
SUPERVALU, Inc.(b)	9,130	32,685
Wm Morrison Supermarkets PLC	41,321	131,064
Total		432,186
Food Products 0.1%
Dean Foods Co.	3,383	50,745
Fresh Del Monte Produce, Inc.	1,070	55,073
John B. Sanfilippo & Son, Inc.	800	51,456
Marine Harvest ASA	2,104	39,201
Sanderson Farms, Inc.	645	84,334
WH Group Ltd.	157,500	147,679
Total		428,488
Household Products —%
Central Garden & Pet Co., Class A(b)	200	6,152
Personal Products —%
Medifast, Inc.	200	8,538
Usana Health Sciences, Inc.(b)	560	31,976
Total		40,514
Tobacco —%
British American Tobacco PLC	147	9,142
Imperial Brands PLC	3,184	131,070
Swedish Match AB	3,815	134,195
Total		274,407
Total Consumer Staples		1,186,205
Energy 0.1%
Energy Equipment & Services —%
Archrock, Inc.	5,400	59,130
Atwood Oceanics, Inc.(b)	1,315	10,336
Exterran Corp.(b)	1,800	49,842
McDermott International, Inc.(b)	2,900	19,633
Petrofac Ltd.	3,007	17,734
Rowan Companies PLC, Class A(b)	6,000	70,020
Total		226,695
Common Stocks (continued)
Issuer	Shares	Value ($)
Oil, Gas & Consumable Fuels 0.1%
China Petroleum & Chemical Corp., Class H	162,000	122,807
International Seaways, Inc.(b)	2,000	45,620
Lukoil PJSC	1,571	73,505
MOL Hungarian Oil and Gas NyRt	118	10,213
Pacific Ethanol, Inc.(b)	1,300	8,125
Peabody Energy Corp.(b)	400	11,216
Polski Koncern Naftowy Orlen SA	1,044	30,878
PTT PCL, Foreign Registered Shares	10,200	118,962
Repsol SA	2,091	35,051
REX American Resources Corp.(b)	674	67,387
SK Innovation Co., Ltd.	837	132,100
Ultra Petroleum Corp.(b)	6,500	66,885
Westmoreland Coal Co.(b)	2,000	8,620
Total		731,369
Total Energy		958,064
Financials 0.5%
Banks 0.3%
ABSA Group Ltd.	3,567	39,138
Agricultural Bank of China Ltd., Class H	132,000	61,570
Banco Latinoamericano de Comercio Exterior SA, Class E	1,185	31,177
Bank Hapoalim BM	1,240	8,590
Bank of China Ltd., Class H	269,000	132,298
Bank of Nova Scotia (The)	2,426	151,135
BNP Paribas SA	142	11,022
BOC Hong Kong Holdings Ltd.	3,500	17,208
Canadian Imperial Bank of Commerce	1,600	138,883
Cathay General Bancorp	1,725	64,601
Centerstate Banks, Inc.	600	14,994
Central Pacific Financial Corp.	2,215	68,510
China Construction Bank Corp., Class H	32,000	26,570
Chongqing Rural Commercial Bank Co., Ltd., Class H	43,000	31,683
Customers Bancorp, Inc.(b)	2,091	62,416
Dubai Islamic Bank PJSC	21,511	35,583
Enterprise Financial Services Corp.	1,100	43,505
FCB Financial Holdings, Inc., Class A(b)	450	21,218
First BanCorp(b)	3,385	19,836
First Citizens BancShares Inc., Class A(b)	210	77,284

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2017	69

Portfolio of Investments   (continued)
Columbia Capital Allocation Aggressive Portfolio, July 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
First Merchants Corp.	1,100	44,484
Fulton Financial Corp.	800	14,600
Hana Financial Group, Inc.	1,709	77,977
Hancock Holding Co.	1,700	78,200
Hilltop Holdings, Inc.	1,975	49,434
International Bancshares Corp.	2,095	74,163
Japan Post Bank Co., Ltd.	2,500	32,111
Preferred Bank/Los Angeles	800	44,920
S&T Bancorp, Inc.	800	30,304
Sandy Spring Bancorp, Inc.	1,300	52,052
Societe Generale SA	3,004	176,384
Standard Bank Group Ltd.	11,987	148,924
Sterling Bancorp	1,000	23,100
Toronto-Dominion Bank (The)	400	20,620
Turkiye Is Bankasi	52,759	113,483
United Community Banks, Inc.	2,275	63,154
Wintrust Financial Corp.	1,060	79,829
Total		2,180,960
Capital Markets —%
Arlington Asset Investment Corp., Class A	4,485	57,856
Piper Jaffray Companies	1,000	62,400
Virtus Investment Partners, Inc.	500	58,900
Total		179,156
Consumer Finance —%
Nelnet, Inc., Class A	1,465	71,917
Insurance 0.1%
Allianz SE, Registered Shares(b)	916	195,185
American Equity Investment Life Holding Co.	1,400	37,492
Assicurazioni Generali SpA	7,377	133,875
AXA SA	5,457	161,241
CNO Financial Group, Inc.	2,000	45,760
CNP Assurances	975	23,546
HCI Group, Inc.	200	9,018
Heritage Insurance Holdings, Inc.	3,670	46,279
Legal & General Group PLC	12,491	44,234
Maiden Holdings Ltd.	2,050	22,755
Mapfre SA	22,959	85,641
Common Stocks (continued)
Issuer	Shares	Value ($)
Swiss Re AG	713	68,760
Universal Insurance Holdings, Inc.	2,806	66,923
Total		940,709
Mortgage Real Estate Investment Trusts (REITS) —%
AG Mortgage Investment Trust, Inc.	700	12,887
ARMOUR Residential REIT, Inc.	2,000	50,520
Invesco Mortgage Capital, Inc.	1,500	24,945
MTGE Investment Corp.	2,300	42,780
Redwood Trust, Inc.	1,150	19,861
Total		150,993
Thrifts & Mortgage Finance 0.1%
Essent Group Ltd.(b)	2,125	81,643
Federal Agricultural Mortgage Corp.	800	54,848
Flagstar Bancorp, Inc.(b)	1,925	62,678
MGIC Investment Corp.(b)	7,835	91,434
Walker & Dunlop, Inc.(b)	1,445	72,611
Washington Federal, Inc.	2,445	81,785
Total		444,999
Total Financials		3,968,734
Health Care 0.3%
Biotechnology 0.1%
Alder Biopharmaceuticals, Inc.(b)	3,540	38,055
bluebird bio, Inc.(b)	350	32,988
Clovis Oncology, Inc.(b)	375	31,804
Coherus Biosciences, Inc.(b)	665	8,678
Dynavax Technologies Corp.(b)	1,825	28,926
Eagle Pharmaceuticals, Inc.(b)	140	6,881
Immunomedics, Inc.(b)	2,100	17,976
Jounce Therapeutics, Inc.(b)	1,087	14,033
Keryx Biopharmaceuticals, Inc.(b)	4,680	32,807
Kite Pharma, Inc.(b)	385	41,738
Loxo Oncology, Inc.(b)	390	28,201
NewLink Genetics Corp.(b)	1,150	8,303
OncoMed Pharmaceuticals, Inc.(b)	2,600	8,424
Ovid Therapeutics, Inc.(b)	3,249	26,609
Puma Biotechnology, Inc.(b)	690	65,584
Ra Pharmaceuticals, Inc.(b)	1,002	14,739
Sage Therapeutics, Inc.(b)	445	35,489

The accompanying Notes to Financial Statements are an integral part of this statement.
70	Columbia Capital Allocation Portfolios | Semiannual Report 2017

Portfolio of Investments   (continued)
Columbia Capital Allocation Aggressive Portfolio, July 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Shire PLC	538	30,246
Spark Therapeutics, Inc.(b)	630	44,730
TESARO, Inc.(b)	330	42,128
Total		558,339
Health Care Equipment & Supplies 0.1%
Analogic Corp.	890	62,478
Angiodynamics, Inc.(b)	3,900	63,375
CONMED Corp.	200	10,264
Haemonetics Corp.(b)	1,200	49,356
Halyard Health, Inc.(b)	1,300	52,286
Integer Holdings Corp.(b)	1,300	59,540
Lantheus Holdings, Inc.(b)	3,565	65,774
Masimo Corp.(b)	915	86,559
Orthofix International NV(b)	800	34,704
Total		484,336
Health Care Providers & Services —%
AMN Healthcare Services, Inc.(b)	1,800	66,420
Chemed Corp.	50	9,875
Diplomat Pharmacy, Inc.(b)	500	7,935
Kindred Healthcare, Inc.	1,800	16,110
LHC Group, Inc.(b)	600	34,740
Molina Healthcare, Inc.(b)	1,160	77,488
Providence Service Corp. (The)(b)	1,200	61,848
Triple-S Management Corp., Class B(b)	2,345	36,301
Total		310,717
Life Sciences Tools & Services —%
INC Research Holdings, Inc. Class A(b)	1,380	75,900
PAREXEL International Corp.(b)	400	35,008
Pra Health Sciences, Inc.(b)	985	73,284
Total		184,192
Pharmaceuticals 0.1%
Aerie Pharmaceuticals, Inc.(b)	800	43,440
Bayer AG, Registered Shares	278	35,263
GlaxoSmithKline PLC	8,332	166,493
Lannett Co., Inc.(b)	1,000	20,350
Novo Nordisk A/S, Class B	3,244	138,440
Pacira Pharmaceuticals, Inc.(b)	875	34,562
Phibro Animal Health Corp., Class A	1,600	61,120
Common Stocks (continued)
Issuer	Shares	Value ($)
Roche Holding AG, Genusschein Shares(b)	682	172,730
Sanofi	1,666	159,197
Supernus Pharmaceuticals, Inc.(b)	775	31,349
Total		862,944
Total Health Care		2,400,528
Industrials 0.4%
Aerospace & Defense —%
Curtiss-Wright Corp.	965	93,045
Moog, Inc., Class A(b)	300	22,296
Total		115,341
Air Freight & Logistics —%
Forward Air Corp.	320	16,586
Airlines 0.1%
Deutsche Lufthansa AG, Registered Shares	4,625	99,509
Hawaiian Holdings, Inc.(b)	1,575	65,205
Japan Airlines Co., Ltd.	500	16,155
Qantas Airways Ltd.	20,870	88,699
Total		269,568
Building Products —%
Caesarstone Ltd.(b)	1,700	59,670
Continental Building Product(b)	2,790	61,380
Gibraltar Industries, Inc.(b)	1,270	37,910
Total		158,960
Commercial Services & Supplies —%
ACCO Brands Corp.(b)	5,050	58,833
Brady Corp., Class A	580	19,256
Essendant, Inc.	2,400	29,952
MSA Safety, Inc.	900	72,144
Quad/Graphics, Inc.	2,550	57,273
Total		237,458
Construction & Engineering 0.1%
Argan, Inc.	1,010	65,094
EMCOR Group, Inc.(b)	400	27,000
MYR Group, Inc.(b)	200	6,362
Obayashi Corp.	12,600	151,712
Primoris Services Corp.	1,100	27,412

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2017	71

Portfolio of Investments   (continued)
Columbia Capital Allocation Aggressive Portfolio, July 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Shimizu Corp.	9,000	95,094
Taisei Corp.	17,000	162,725
Total		535,399
Electrical Equipment —%
ABB Ltd.	2,505	58,807
Atkore International Group, Inc.(b)	2,700	56,214
EnerSys	1,010	72,993
Generac Holdings, Inc.(b)	1,830	65,825
Total		253,839
Industrial Conglomerates —%
CITIC Ltd.	79,000	120,031
Siemens AG, Registered Shares	472	64,117
Total		184,148
Machinery 0.1%
Alamo Group, Inc.(b)	650	60,456
Astec Industries, Inc.	1,060	53,286
Chart Industries, Inc.(b)	700	23,800
Global Brass & Copper Holdings, Inc.(b)	2,020	64,741
Harsco Corp.(b)	700	10,815
Hillenbrand, Inc.	400	14,400
Kadant, Inc.	200	15,610
Mueller Industries, Inc.	795	25,043
Wabash National Corp.	3,290	62,773
Total		330,924
Professional Services —%
RPX Corp.(b)	5,120	69,990
TrueBlue, Inc.(b)	2,400	61,320
Total		131,310
Road & Rail —%
ArcBest Corp.	3,130	87,014
Saia, Inc.(b)	600	32,610
Total		119,624
Trading Companies & Distributors 0.1%
Applied Industrial Technologies, Inc.	1,290	72,885
DXP Enterprises, Inc.(b)	400	11,436
ITOCHU Corp.	5,300	83,112
Marubeni Corp.	10,700	70,903
Common Stocks (continued)
Issuer	Shares	Value ($)
Mitsubishi Corp.	2,500	54,281
Rush Enterprises, Inc., Class A(b)	300	12,939
Total		305,556
Total Industrials		2,658,713
Information Technology 0.4%
Communications Equipment —%
ADTRAN, Inc.	500	11,725
InterDigital, Inc.	300	21,855
Netscout Systems, Inc.(b)	1,400	48,300
Total		81,880
Electronic Equipment, Instruments & Components 0.1%
Anixter International, Inc.(b)	900	70,875
Benchmark Electronics, Inc.(b)	2,275	76,554
ePlus, Inc.(b)	200	16,180
Hitachi Ltd.	24,000	165,115
Hon Hai Precision Industry Co., Ltd.	49,000	190,565
KEMET Corp.(b)	1,100	18,535
Methode Electronics, Inc.	1,630	64,792
Rogers Corp.(b)	235	27,723
Sanmina Corp.(b)	2,000	71,700
Scansource, Inc.(b)	1,630	64,548
Tech Data Corp.(b)	800	81,920
TTM Technologies, Inc.(b)	250	4,345
Vishay Intertechnology, Inc.	4,375	78,094
Total		930,946
Internet Software & Services —%
j2 Global, Inc.(b)	983	83,191
Mixi, Inc.	1,700	93,431
Shutterstock, Inc.(b)	360	15,171
WebMD Health Corp.(b)	400	26,500
Total		218,293
IT Services 0.1%
Convergys Corp.	1,925	46,142
Everi Holdings, Inc.(b)	900	6,714
EVERTEC, Inc.	4,215	75,238
Fujitsu Ltd.	1,000	7,447
MAXIMUS, Inc.(b)	800	48,288
Perficient, Inc.(b)	1,200	22,560

The accompanying Notes to Financial Statements are an integral part of this statement.
72	Columbia Capital Allocation Portfolios | Semiannual Report 2017

Portfolio of Investments   (continued)
Columbia Capital Allocation Aggressive Portfolio, July 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Science Applications International Corp.	950	66,889
TeleTech Holdings, Inc.	1,300	54,340
Travelport Worldwide Ltd.	4,650	66,495
Unisys Corp.(b)	5,225	66,880
Total		460,993
Semiconductors & Semiconductor Equipment 0.1%
Amkor Technology, Inc.(b)	6,020	62,427
Diodes, Inc.(b)	2,545	67,519
Entegris, Inc.(b)	3,425	89,393
IXYS Corp.(b)	900	15,660
Phison Electronics Corp.	6,000	83,352
Rudolph Technologies, Inc.(b)	1,800	44,550
Semtech Corp.(b)	1,275	50,490
Xcerra Corp.(b)	5,727	55,609
Total		469,000
Software —%
Aspen Technology, Inc.(b)	1,455	82,746
Barracuda Networks, Inc.(b)	2,950	66,286
CommVault Systems, Inc.(b)	1,320	78,606
Progress Software Corp.	2,225	71,222
VASCO Data Security International, Inc.(b)	1,525	20,588
Total		319,448
Technology Hardware, Storage & Peripherals 0.1%
Asustek Computer, Inc.	6,000	55,802
Pegatron Corp.	46,000	150,029
Samsung Electronics Co., Ltd.	83	178,490
Total		384,321
Total Information Technology		2,864,881
Materials 0.2%
Chemicals 0.1%
Covestro AG	970	75,351
Ferro Corp.(b)	325	6,253
Hyosung Corp.	154	23,054
Innospec, Inc.	1,080	67,392
KMG Chemicals, Inc.(b)	600	30,372
Koppers Holdings, Inc.(b)	600	21,780
Mitsubishi Chemical Holdings Corp.	9,000	75,350
Quaker Chemical Corp.	150	21,280
Common Stocks (continued)
Issuer	Shares	Value ($)
Rayonier Advanced Materials, Inc.	4,100	61,131
Sinopec Shanghai Petrochemical Co., Ltd.	214,000	121,609
Trinseo SA	1,150	80,845
Total		584,417
Containers & Packaging —%
Greif, Inc., Class A	1,190	66,747
Metals & Mining 0.1%
Fortescue Metals Group Ltd.	23,945	110,056
Materion Corp.	1,650	63,443
Rio Tinto PLC	2,667	123,863
Schnitzer Steel Industries, Inc., Class A	2,625	67,725
Total		365,087
Paper & Forest Products —%
UPM-Kymmene OYJ	5,302	144,423
Total Materials		1,160,674
Real Estate 0.1%
Equity Real Estate Investment Trusts (REITS) 0.1%
Ashford Hospitality Prime, Inc.	3,800	39,368
Ashford Hospitality Trust, Inc.	1,000	6,290
CorEnergy Infrastructure Trust, Inc.	1,758	62,602
DiamondRock Hospitality Co.	3,200	37,376
Growthpoint Properties Ltd.	8,429	15,849
Lexington Realty Trust	7,400	75,332
NorthStar Realty Europe Corp.	600	7,746
PS Business Parks, Inc.	603	81,079
Ryman Hospitality Properties, Inc.	1,225	76,673
Sabra Health Care REIT, Inc.	2,850	66,120
Select Income REIT	2,825	66,303
Summit Hotel Properties, Inc.	4,150	74,410
Sunstone Hotel Investors, Inc.	4,800	78,144
Tier REIT, Inc.	500	9,240
Washington Prime Group, Inc.	7,950	71,709
Xenia Hotels & Resorts, Inc.	3,375	68,580
Total		836,821

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2017	73

Portfolio of Investments   (continued)
Columbia Capital Allocation Aggressive Portfolio, July 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate Management & Development —%
Guangzhou R&F Properties Co., Ltd., Class H	59,200	105,696
Shimao Property Holdings Ltd.	27,500	54,781
Wheelock & Co., Ltd.	11,060	83,343
Total		243,820
Total Real Estate		1,080,641
Telecommunication Services 0.1%
Diversified Telecommunication Services 0.1%
ATN International, Inc.	200	11,600
BT Group PLC	2,678	11,077
Consolidated Communications Holdings, Inc.	1,500	27,000
Nippon Telegraph & Telephone Corp.	2,800	137,027
Telefonica SA	3,695	41,817
Telenor ASA	5,604	112,110
Total		340,631
Wireless Telecommunication Services —%
America Movil SAB de CV	48,574	42,919
Boingo Wireless, Inc.(b)	500	7,415
SK Telecom Co., Ltd.	154	38,077
Total		88,411
Total Telecommunication Services		429,042
Utilities 0.1%
Electric Utilities 0.1%
Allete, Inc.	500	36,635
Endesa SA	1,266	29,989
Enel SpA	21,700	123,921
IDACORP, Inc.	100	8,636
Korea Electric Power Corp.	1,609	64,148
Portland General Electric Co.	1,659	74,141
Transmissora Alianca de Energia Eletrica SA	2,844	20,976
Total		358,446
Gas Utilities —%
Chesapeake Utilities Corp.	915	70,684
Northwest Natural Gas Co.	150	9,465
Southwest Gas Corp.	1,045	83,704
WGL Holdings, Inc.	50	4,286
Total		168,139
Common Stocks (continued)
Issuer	Shares	Value ($)
Independent Power and Renewable Electricity Producers —%
Ormat Technologies, Inc.	920	54,556
Water Utilities —%
SJW Corp.	1,295	68,467
Total Utilities		649,608
Total Common Stocks (Cost $17,490,099)		19,750,411

Equity Funds 71.4%
	Shares	Value ($)
International 19.7%
Columbia Emerging Markets Fund, Class Y Shares(a),(b)	4,206,569	52,666,244
Columbia European Equity Fund, Class Y Shares(a)	3,142,318	21,776,262
Columbia Overseas Value Fund, Class Y Shares(a)	3,796,511	37,509,531
Columbia Pacific/Asia Fund, Class Y Shares(a),(b)	2,790,677	30,530,004
Total		142,482,041
U.S. Large Cap 48.6%
Columbia Contrarian Core Fund, Class Y Shares(a)	2,225,049	57,651,030
Columbia Disciplined Core Fund, Class Y Shares(a)	3,762,253	43,303,529
Columbia Disciplined Growth Fund, Class Y Shares(a)	4,985,765	48,212,348
Columbia Disciplined Value Fund, Class Y Shares(a)	6,713,928	69,891,987
Columbia Large Cap Growth Fund, Class Y Shares(a)	520,642	21,528,547
Columbia Select Large Cap Equity Fund, Class Y Shares(a)	3,667,981	50,288,016
Columbia Select Large Cap Growth Fund, Class Y Shares(a),(b)	1,998,413	34,192,850
Columbia Select Large-Cap Value Fund, Class Y Shares(a)	1,005,044	25,889,944
Total		350,958,251
U.S. Small Cap 3.1%
Columbia Disciplined Small Core Fund, Class Y Shares(a)	1,100,460	10,861,541
Columbia Select Smaller-Cap Value Fund, Class Y Shares(a),(b)	359,768	8,116,371
Columbia Small Cap Growth Fund I, Class Y Shares(a),(b)	161,245	3,342,596
Total		22,320,508
Total Equity Funds (Cost $422,543,383)		515,760,800

The accompanying Notes to Financial Statements are an integral part of this statement.
74	Columbia Capital Allocation Portfolios | Semiannual Report 2017

Portfolio of Investments   (continued)
Columbia Capital Allocation Aggressive Portfolio, July 31, 2017 (Unaudited)
Fixed-Income Funds 11.8%
	Shares	Value ($)
Emerging Markets 0.5%
Columbia Emerging Markets Bond Fund, Class Y Shares(a)	298,416	3,560,098
High Yield 5.6%
Columbia High Yield Bond Fund, Class Y Shares(a)	8,213,394	24,640,183
Columbia Income Opportunities Fund, Class Y Shares(a)	1,557,250	15,681,500
Total		40,321,683
Investment Grade 5.7%
Columbia Corporate Income Fund, Class Y Shares(a)	2,764,526	28,336,397
Columbia Mortgage Opportunities Fund, Class Y Shares(a)	420,596	4,201,753
Columbia U.S. Government Mortgage Fund, Class Y Shares(a)	1,614,914	8,768,983
Total		41,307,133
Total Fixed-Income Funds (Cost $83,443,821)		85,188,914

Preferred Stocks —%
Issuer	Coupon Rate	Shares	Value ($)
Energy —%
Oil, Gas & Consumable Fuels —%
Petroleo Brasileiro SA(b)	—	4,630	19,747
Total Energy			19,747
Preferred Stocks —%
Issuer	Coupon Rate	Shares	Value ($)
Financials —%
Banks —%
Banco Bradesco SA	—	15,920	153,669
Itau Unibanco Holding SA	—	5,533	66,271
Total			219,940
Total Financials			219,940
Materials —%
Metals & Mining —%
Vale SA	—	2,755	25,904
Total Materials			25,904
Total Preferred Stocks (Cost $226,953)			265,591

Money Market Funds 7.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.137%(a),(c)	50,899,169	50,899,169
Total Money Market Funds (Cost $50,898,551)		50,899,169
Total Investments (Cost: $624,341,576)		720,395,140
Other Assets & Liabilities, Net		2,380,638
Net Assets		722,775,778

At July 31, 2017, securities and/or cash totaling $2,444,420 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts open at July 31, 2017
Counterparty	Exchange date	Currency to be delivered	Currency to be received	Unrealized appreciation ($)	Unrealized depreciation ($)
Citi	8/29/2017	261,000 BRL	78,444 USD	—	(4,765)
Citi	8/29/2017	823,000 CNY	120,496 USD	—	(1,712)
Citi	8/29/2017	188,805,000 KRW	163,608 USD	—	(5,003)
Citi	8/29/2017	722,000 NOK	86,090 USD	—	(5,796)
Citi	8/29/2017	877,000 SEK	103,614 USD	—	(5,193)
Citi	8/29/2017	2,344,000 THB	68,880 USD	—	(1,573)
Citi	8/29/2017	157,000 TRY	42,840 USD	—	(1,360)
Citi	8/29/2017	6,302,000 TWD	206,220 USD	—	(2,645)
Citi	8/29/2017	160,629 USD	210,000 AUD	7,309	—
Citi	8/29/2017	104,018 USD	134,000 CAD	3,507	—
Citi	8/29/2017	194,620 USD	187,000 CHF	—	(870)
Citi	8/29/2017	198,260 USD	153,000 GBP	3,811	—
Citi	8/29/2017	52,055 USD	696,728,000 IDR	120	—
Citi	8/29/2017	181,233 USD	11,792,000 INR	2,084	—
Citi	8/29/2017	34,619 USD	639,000 MXN	1,099	—
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2017	75

Portfolio of Investments   (continued)
Columbia Capital Allocation Aggressive Portfolio, July 31, 2017 (Unaudited)
Investments in derivatives  (continued)
Forward foreign currency exchange contracts open at July 31, 2017 (continued)
Counterparty	Exchange date	Currency to be delivered	Currency to be received	Unrealized appreciation ($)	Unrealized depreciation ($)
Citi	8/29/2017	43,080 USD	186,000 MYR	319	—
Citi	8/29/2017	25,919 USD	1,314,000 PHP	80	—
Citi	8/29/2017	42,767 USD	59,000 SGD	788	—
Citi	8/29/2017	234,000 ZAR	17,310 USD	—	(358)
Total				19,117	(29,275)
Futures contracts outstanding at July 31, 2017
Long futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
Mini MSCI EAFE Index	372	USD	36,063,540	09/2017	1,032,064	—
Russell 2000 Mini	1	USD	71,220	09/2017	496	—
Russell 2000 Mini	1	USD	71,220	09/2017	—	(60)
S&P 500 E-mini	74	USD	9,131,600	09/2017	146,336	—
TOPIX Index	60	JPY	8,814,005	09/2017	155,309	—
U.S. Long Bond	122	USD	18,662,188	09/2017	115,090	—
U.S. Treasury 5-Year Note	32	USD	3,780,750	09/2017	6,939	—
Total			76,594,523		1,456,234	(60)

Short futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
Russell 2000 Mini	(139)	USD	(9,899,580)	09/2017	—	(162,234)
U.S. Treasury 10-Year Note	(14)	USD	(1,762,469)	09/2017	—	(4,620)
Total			(11,662,049)		—	(166,854)
Cleared credit default swap contracts outstanding at July 31, 2017
Buy protection
Counterparty	Reference entity	Expiration date	Pay fixed rate (%)	Notional currency	Notional amount	Unrealized appreciation ($)	Unrealized depreciation ($)
Morgan Stanley	Markit CDX North America High Yield Index, Series 28	6/20/2022	5.000	USD	3,500,000	—	(67,714)
Morgan Stanley	Markit CDX North America Investment Grade Index, Series 28	6/20/2022	1.000	USD	3,750,000	—	(23,704)
Total						—	(91,418)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions ($)	Realized gain (loss) ($)	Dividends — affiliated issuers ($)	Value ($)
Columbia Absolute Return Currency and Income Fund, Class I Shares	182,646	4,900	(187,546)*	—	—	8,599	—	—
Columbia Absolute Return Currency and Income Fund, Class Y Shares	—	188,662*	(875)	187,787	—	888	—	1,960,495
Columbia Alternative Beta Fund, Class I Shares	458,101	—	(458,101)*	—	—	—	—	—
The accompanying Notes to Financial Statements are an integral part of this statement.
76	Columbia Capital Allocation Portfolios | Semiannual Report 2017

Portfolio of Investments   (continued)
Columbia Capital Allocation Aggressive Portfolio, July 31, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions ($)	Realized gain (loss) ($)	Dividends — affiliated issuers ($)	Value ($)
Columbia Alternative Beta Fund, Class Y Shares	—	458,096*	—	458,096	—	—	—	4,301,525
Columbia Commodity Strategy Fund, Class I Shares	2,253,467	1,637,230	(3,890,697)*	—	—	—	—	—
Columbia Commodity Strategy Fund, Class Y Shares	—	3,993,703*	(177,535)	3,816,168	—	(43,751)	—	20,988,925
Columbia Contrarian Core Fund, Class I Shares	2,356,416	7,244	(2,363,660)*	—	—	895,548	—	—
Columbia Contrarian Core Fund, Class Y Shares	—	2,256,527*	(31,478)	2,225,049	—	353,813	—	57,651,030
Columbia Corporate Income Fund, Class I Shares	2,706,318	177,382	(2,883,700)*	—	—	6,450	114,438	—
Columbia Corporate Income Fund, Class Y Shares	—	2,842,147*	(77,621)	2,764,526	—	12,219	285,920	28,336,397
Columbia Disciplined Core Fund, Class I Shares	3,924,285	16,780	(3,941,065)*	—	—	1,138,497	—	—
Columbia Disciplined Core Fund, Class Y Shares	—	3,822,953*	(60,700)	3,762,253	—	442,145	—	43,303,529
Columbia Disciplined Growth Fund, Class I Shares	5,243,123	17,027	(5,260,150)*	—	—	(2,148)	—	—
Columbia Disciplined Growth Fund, Class Y Shares	—	5,123,491*	(137,726)	4,985,765	—	140,270	—	48,212,348
Columbia Disciplined Small Core Fund, Class I Shares	1,112,999	26,739	(1,139,738)*	—	—	(158,311)	—	—
Columbia Disciplined Small Core Fund, Class Y Shares	—	1,115,226*	(14,766)	1,100,460	—	(103,498)	—	10,861,541
Columbia Disciplined Value Fund, Class I Shares	6,774,725	31,154	(6,805,879)*	—	—	301,919	—	—
Columbia Disciplined Value Fund, Class Y Shares	—	6,734,782*	(20,854)	6,713,928	—	26,802	—	69,891,987
Columbia Diversified Absolute Return Fund, Class I Shares	759,504	29,136	(788,640)*	—	—	(24,929)	—	—
Columbia Diversified Absolute Return Fund, Class Y Shares	—	747,857*	(22,195)	725,662	—	(9,007)	—	6,973,608
Columbia Emerging Markets Bond Fund, Class I Shares	286,806	11,895	(298,701)*	—	—	1,612	21,002	—
Columbia Emerging Markets Bond Fund, Class Y Shares	—	303,139*	(4,723)	298,416	—	2,921	51,044	3,560,098
Columbia Emerging Markets Fund, Class I Shares	4,840,561	—	(4,840,561)*	—	—	370,009	—	—
Columbia Emerging Markets Fund, Class Y Shares	—	4,621,454*	(414,885)	4,206,569	—	778,311	—	52,666,244
Columbia European Equity Fund, Class I Shares	3,339,381	—	(3,339,381)*	—	—	—	—	—
Columbia European Equity Fund, Class Y Shares	—	3,453,750*	(311,432)	3,142,318	—	282,814	—	21,776,262
Columbia High Yield Bond Fund, Class I Shares	7,993,252	189,170	(8,182,422)*	—	—	(4,737)	173,746	—
Columbia High Yield Bond Fund, Class Y Shares	—	8,310,304*	(96,910)	8,213,394	—	(4,346)	419,075	24,640,183
Columbia Income Opportunities Fund, Class I Shares	1,524,750	37,696	(1,562,446)*	—	—	8,869	110,349	—
Columbia Income Opportunities Fund, Class Y Shares	—	1,581,669*	(24,419)	1,557,250	—	8,035	264,516	15,681,500
Columbia Large Cap Growth Fund, Class I Shares	584,150	2,985	(587,135)*	—	—	707,875	—	—
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2017	77

Portfolio of Investments   (continued)
Columbia Capital Allocation Aggressive Portfolio, July 31, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions ($)	Realized gain (loss) ($)	Dividends — affiliated issuers ($)	Value ($)
Columbia Large Cap Growth Fund, Class Y Shares	—	561,467*	(40,825)	520,642	—	1,019,792	—	21,528,547
Columbia Mortgage Opportunities Fund, Class I Shares	400,112	16,006	(416,118)*	—	—	(666)	24,749	—
Columbia Mortgage Opportunities Fund, Class Y Shares	—	423,036*	(2,440)	420,596	—	(49)	52,333	4,201,753
Columbia Multi-Asset Income Fund, Class I Shares	1,415,801	12,233	(1,428,034)*	—	—	—	118,714	—
Columbia Multi-Asset Income Fund, Class Y Shares	—	1,455,310*	—	1,455,310	—	—	240,953	14,305,702
Columbia Overseas Value Fund, Class I Shares	4,182,488	49,260	(4,231,748)*	—	—	(35,697)	—	—
Columbia Overseas Value Fund, Class Y Shares	—	4,100,526*	(304,015)	3,796,511	—	132,962	—	37,509,531
Columbia Pacific/Asia Fund, Class I Shares	3,013,695	72,723	(3,086,418)*	—	—	242,787	—	—
Columbia Pacific/Asia Fund, Class Y Shares	—	3,077,946*	(287,269)	2,790,677	498,164	829,356	—	30,530,004
Columbia Select Large Cap Equity Fund, Class I Shares	3,739,016	9,825	(3,748,841)*	—	—	(131,288)	—	—
Columbia Select Large Cap Equity Fund, Class Y Shares	—	3,731,792*	(63,811)	3,667,981	418,355	(3,962)	61,770	50,288,016
Columbia Select Large Cap Growth Fund, Class I Shares	2,103,732	13,690	(2,117,422)*	—	—	237,603	—	—
Columbia Select Large Cap Growth Fund, Class Y Shares	—	2,155,155*	(156,742)	1,998,413	2,129,964	772,206	—	34,192,850
Columbia Select Large-Cap Value Fund, Class I Shares	1,033,460	1,095	(1,034,555)*	—	—	416,343	—	—
Columbia Select Large-Cap Value Fund, Class Y Shares	—	1,008,020*	(2,976)	1,005,044	—	29,183	—	25,889,944
Columbia Select Smaller-Cap Value Fund, Class I Shares	372,495	8,221	(380,716)*	—	—	16,774	—	—
Columbia Select Smaller-Cap Value Fund, Class Y Shares	—	374,384*	(14,616)	359,768	—	48,202	—	8,116,371
Columbia Short-Term Cash Fund, 1.137%	49,253,436	24,352,427	(22,706,694)	50,899,169	—	(379)	210,010	50,899,169
Columbia Small Cap Growth Fund I, Class I Shares	146,015	2,485	(148,500)*	—	—	(54,911)	—	—
Columbia Small Cap Growth Fund I, Class Y Shares	—	162,032*	(787)	161,245	—	(9,927)	—	3,342,596
Columbia U.S. Government Mortgage Fund, Class I Shares	1,522,026	161,784	(1,683,810)*	—	—	(9,185)	30,996	—
Columbia U.S. Government Mortgage Fund, Class Y Shares	—	1,660,873*	(45,959)	1,614,914	—	(3,781)	84,619	8,768,983
Total	111,522,760	91,153,388	(89,828,237)	112,847,911	3,046,483	8,632,232	2,264,234	700,379,138

*	Includes the effect of underlying share class exchange.

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at July 31, 2017.
Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canada Dollar
The accompanying Notes to Financial Statements are an integral part of this statement.
78	Columbia Capital Allocation Portfolios | Semiannual Report 2017

Portfolio of Investments   (continued)
Columbia Capital Allocation Aggressive Portfolio, July 31, 2017 (Unaudited)
Currency Legend  (continued)
CHF	Swiss Franc
CNY	China Yuan Renminbi
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PHP	Philippine Peso
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	US Dollar
ZAR	South African Rand
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2017	79

Portfolio of Investments   (continued)
Columbia Capital Allocation Aggressive Portfolio, July 31, 2017 (Unaudited)
Fair value measurements  (continued)
illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Alternative Strategies Funds	48,530,255	—	—	—	48,530,255
Common Stocks
Consumer Discretionary	1,511,718	881,603	—	—	2,393,321
Consumer Staples	340,377	845,828	—	—	1,186,205
Energy	416,814	541,250	—	—	958,064
Financials	2,343,711	1,625,023	—	—	3,968,734
Health Care	1,698,159	702,369	—	—	2,400,528
Industrials	1,593,568	1,065,145	—	—	2,658,713
Information Technology	1,940,650	924,231	—	—	2,864,881
Materials	486,968	673,706	—	—	1,160,674
Real Estate	820,972	259,669	—	—	1,080,641
Telecommunication Services	88,934	340,108	—	—	429,042
Utilities	431,550	218,058	—	—	649,608
Total Common Stocks	11,673,421	8,076,990	—	—	19,750,411
Equity Funds	515,760,800	—	—	—	515,760,800
Fixed-Income Funds	85,188,914	—	—	—	85,188,914
Preferred Stocks
Energy	19,747	—	—	—	19,747
Financials	219,940	—	—	—	219,940
Materials	25,904	—	—	—	25,904
Total Preferred Stocks	265,591	—	—	—	265,591
Money Market Funds	—	—	—	50,899,169	50,899,169
Total Investments	661,418,981	8,076,990	—	50,899,169	720,395,140
Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	19,117	—	—	19,117
Futures Contracts	1,456,234	—	—	—	1,456,234
Liability
Forward Foreign Currency Exchange Contracts	—	(29,275)	—	—	(29,275)
Futures Contracts	(166,914)	—	—	—	(166,914)
Swap Contracts	—	(91,418)	—	—	(91,418)
Total	662,708,301	7,975,414	—	50,899,169	721,582,884
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
80	Columbia Capital Allocation Portfolios | Semiannual Report 2017

Portfolio of Investments   (continued)
Columbia Capital Allocation Aggressive Portfolio, July 31, 2017 (Unaudited)
Fair value measurements  (continued)
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2017	81

Statement of Assets and Liabilities
July 31, 2017 (Unaudited)
	Columbia Capital Allocation Conservative Portfolio	Columbia Capital Allocation Moderate Conservative Portfolio	Columbia Capital Allocation Moderate Portfolio
Assets
Investments, at cost
Unaffiliated issuers, at cost	$8,179,254	$12,853,697	$29,871,622
Affiliated issuers, at cost	241,388,724	554,608,509	1,403,728,706
Total investments, at cost	249,567,978	567,462,206	1,433,600,328
Investments, at value
Unaffiliated issuers, at value	9,358,811	14,680,570	33,360,733
Affiliated issuers, at value	247,418,620	582,410,375	1,523,237,257
Total investments, at value	256,777,431	597,090,945	1,556,597,990
Margin deposits	832,539	2,063,407	4,610,851
Unrealized appreciation on forward foreign currency exchange contracts	8,931	13,622	23,518
Receivable for:
Investments sold	76,996	231,367	356,067
Capital shares sold	189,665	249,621	1,293,467
Dividends	336,672	669,818	1,669,099
Foreign tax reclaims	11,716	23,557	10,169
Variation margin for futures contracts	27,270	64,440	210,290
Variation margin for swap contracts	1,835	3,672	8,617
Prepaid expenses	3,778	5,008	8,387
Other assets	20,000	130	28,413
Total assets	258,286,833	600,415,587	1,564,816,868
Liabilities
Due to custodian	254	—	—
Unrealized depreciation on forward foreign currency exchange contracts	10,991	16,792	35,477
Payable for:
Investments purchased	306,122	609,322	1,544,509
Capital shares purchased	438,459	990,594	2,263,122
Variation margin for futures contracts	18,862	47,551	95,745
Management services fees	2,166	4,351	8,784
Distribution and/or service fees	7,445	16,715	43,174
Transfer agent fees	22,832	48,962	118,088
Plan administration fees	2	1	2
Compensation of board members	78,111	39,227	51,662
Compensation of chief compliance officer	28	66	168
Other expenses	36,334	48,192	77,283
Other liabilities	—	—	18
Total liabilities	921,606	1,821,773	4,238,032
Net assets applicable to outstanding capital stock	$257,365,227	$598,593,814	$1,560,578,836
Represented by
Paid in capital	250,919,107	563,194,037	1,409,739,926
Undistributed net investment income	258,529	629,180	1,953,561
Accumulated net realized gain (loss)	(990,509)	4,873,101	23,741,410
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	1,179,557	1,826,873	3,489,111
Investments - affiliated issuers	6,029,896	27,801,866	119,508,551
Foreign currency translations	4,263	16,130	29,854
Forward foreign currency exchange contracts	(2,060)	(3,170)	(11,959)
Futures contracts	33,390	390,007	2,331,954
Swap contracts	(66,946)	(134,210)	(203,572)
Total - representing net assets applicable to outstanding capital stock	$257,365,227	$598,593,814	$1,560,578,836
The accompanying Notes to Financial Statements are an integral part of this statement.
82	Columbia Capital Allocation Portfolios | Semiannual Report 2017

Statement of Assets and Liabilities  (continued)
July 31, 2017 (Unaudited)
	Columbia Capital Allocation Conservative Portfolio	Columbia Capital Allocation Moderate Conservative Portfolio	Columbia Capital Allocation Moderate Portfolio
Class A
Net assets	$203,757,668	$482,039,131	$1,331,023,998
Shares outstanding	20,002,521	43,506,319	115,413,241
Net asset value per share	$10.19	$11.08	$11.53
Maximum offering price per share(a)	$10.70	$11.76	$12.23
Class B
Net assets	$3,569	$3,631	$2,506
Shares outstanding	354	330	219
Net asset value per share	$10.07 (b)	$11.01 (b)	$11.47 (b)
Class C
Net assets	$39,080,192	$81,477,055	$190,861,184
Shares outstanding	3,858,618	7,457,497	16,684,554
Net asset value per share	$10.13	$10.93	$11.44
Class K
Net assets	$105,366	$63,825	$102,955
Shares outstanding	10,453	5,850	8,938
Net asset value per share	$10.08	$10.91	$11.52
Class R
Net assets	$745,808	$2,081,676	$2,460,704
Shares outstanding	73,256	187,610	213,965
Net asset value per share	$10.18	$11.10	$11.50
Class R4
Net assets	$3,395,412	$3,168,648	$649,870
Shares outstanding	335,399	288,457	56,997
Net asset value per share	$10.12	$10.98	$11.40
Class R5
Net assets	$373,729	$2,261,341	$8,378,515
Shares outstanding	36,922	205,977	735,039
Net asset value per share	$10.12	$10.98	$11.40
Class Y
Net assets	$831,010	$632,631	$4,815,752
Shares outstanding	82,203	58,331	422,467
Net asset value per share	$10.11	$10.85	$11.40
Class Z
Net assets	$9,072,473	$26,865,876	$22,283,351
Shares outstanding	891,023	2,457,343	1,934,454
Net asset value per share	$10.18	$10.93	$11.52

(a)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 4.75% for Columbia Capital Allocation Conservative Portfolio and dividing the net asset value by 1.0 minus the maximum sales charge of 5.75% for Columbia Capital Allocation Moderate Conservative Portfolio and Columbia Capital Allocation Moderate Portfolio.
(b)	Net asset value per share rounds to this amount due to fractional shares outstanding.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2017	83

Statement of Assets and Liabilities  (continued)
July 31, 2017 (Unaudited)
	Columbia Capital Allocation Moderate Aggressive Portfolio	Columbia Capital Allocation Aggressive Portfolio
Assets
Investments, at cost
Unaffiliated issuers, at cost	$29,641,968	$17,717,052
Affiliated issuers, at cost	1,920,341,831	606,624,524
Total investments, at cost	1,949,983,799	624,341,576
Investments, at value
Unaffiliated issuers, at value	32,645,922	20,016,002
Affiliated issuers, at value	2,150,495,511	700,379,138
Total investments, at value	2,183,141,433	720,395,140
Foreign currency (identified cost $873, $—)	868	—
Margin deposits	8,281,688	2,444,420
Unrealized appreciation on forward foreign currency exchange contracts	16,392	19,117
Receivable for:
Investments sold	1,550,583	68,794
Capital shares sold	1,299,708	488,839
Dividends	1,664,125	324,956
Foreign tax reclaims	7,458	7,743
Variation margin for futures contracts	200,595	119,080
Variation margin for swap contracts	12,051	4,006
Prepaid expenses	10,620	5,374
Trustees’ deferred compensation plan	36,017	—
Other assets	3,033	20,865
Total assets	2,196,224,571	723,898,334
Liabilities
Due to custodian	123	—
Unrealized depreciation on forward foreign currency exchange contracts	24,700	29,275
Payable for:
Investments purchased	1,388,339	254,806
Capital shares purchased	3,827,258	610,016
Variation margin for futures contracts	198,255	49,604
Management services fees	17,490	4,486
Distribution and/or service fees	54,719	19,374
Transfer agent fees	178,165	61,111
Plan administration fees	—	2
Compensation of board members	183,479	33,661
Compensation of chief compliance officer	234	76
Other expenses	111,159	60,131
Trustees’ deferred compensation plan	36,017	—
Other liabilities	12	14
Total liabilities	6,019,950	1,122,556
Net assets applicable to outstanding capital stock	$2,190,204,621	$722,775,778
The accompanying Notes to Financial Statements are an integral part of this statement.
84	Columbia Capital Allocation Portfolios | Semiannual Report 2017

Statement of Assets and Liabilities  (continued)
July 31, 2017 (Unaudited)
	Columbia Capital Allocation Moderate Aggressive Portfolio	Columbia Capital Allocation Aggressive Portfolio
Represented by
Paid in capital	$1,908,154,281	$611,875,952
Undistributed net investment income	1,079,411	482,059
Accumulated net realized gain	43,536,055	13,159,897
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	3,003,954	2,298,950
Investments - affiliated issuers	230,153,680	93,754,614
Foreign currency translations	47,667	16,562
Forward foreign currency exchange contracts	(8,308)	(10,158)
Futures contracts	4,520,042	1,289,320
Swap contracts	(282,161)	(91,418)
Total - representing net assets applicable to outstanding capital stock	$2,190,204,621	$722,775,778
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2017	85

Statement of Assets and Liabilities  (continued)
July 31, 2017 (Unaudited)
	Columbia Capital Allocation Moderate Aggressive Portfolio	Columbia Capital Allocation Aggressive Portfolio
Class A
Net assets	$1,735,994,137	$617,165,885
Shares outstanding	135,972,186	47,225,367
Net asset value per share	$12.77	$13.07
Maximum offering price per share(a)	$13.55	$13.87
Class B
Net assets	$2,525	$2,545
Shares outstanding	201	196
Net asset value per share	$12.58 (b)	$12.99 (b)
Class C
Net assets	$206,198,612	$80,101,560
Shares outstanding	16,116,257	6,286,905
Net asset value per share	$12.79	$12.74
Class K
Net assets	$2,530	$85,538
Shares outstanding	199	6,526
Net asset value per share	$12.72 (b)	$13.11
Class R
Net assets	$4,690,901	$2,279,903
Shares outstanding	367,803	175,942
Net asset value per share	$12.75	$12.96
Class R4
Net assets	$6,813,355	$1,090,683
Shares outstanding	529,440	84,923
Net asset value per share	$12.87	$12.84
Class R5
Net assets	$6,799,015	$2,099,426
Shares outstanding	528,651	163,492
Net asset value per share	$12.86	$12.84
Class V
Net assets	$89,337,780	$—
Shares outstanding	6,997,330	—
Net asset value per share	$12.77	$—
Maximum offering price per share(c)	$13.55	$—
Class Y
Net assets	$2,297,194	$3,789,515
Shares outstanding	182,480	295,163
Net asset value per share	$12.59	$12.84
Class Z
Net assets	$138,068,572	$16,160,723
Shares outstanding	10,833,187	1,240,132
Net asset value per share	$12.74	$13.03

(a)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75% for Class A.
(b)	Net asset value per share rounds to this amount due to fractional shares outstanding.
(c)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75% for Class V.
The accompanying Notes to Financial Statements are an integral part of this statement.
86	Columbia Capital Allocation Portfolios | Semiannual Report 2017

Statement of Operations
Six Months Ended July 31, 2017 (Unaudited)
	Columbia Capital Allocation Conservative Portfolio	Columbia Capital Allocation Moderate Conservative Portfolio	Columbia Capital Allocation Moderate Portfolio
Net investment income
Income:
Dividends — unaffiliated issuers	$185,018	$286,474	$471,849
Dividends — affiliated issuers	2,244,817	4,688,770	11,189,165
Interest	2,455	6,768	21,564
Foreign taxes withheld	(16,528)	(25,358)	(30,107)
Total income	2,415,762	4,956,654	11,652,471
Expenses:
Management services fees	128,703	258,131	512,582
Distribution and/or service fees
Class A	255,282	601,065	1,627,163
Class B	5,689	13,617	49,351
Class C	200,675	418,592	927,440
Class R	1,628	6,616	5,802
Transfer agent fees
Class A	113,998	248,746	688,374
Class B	643	1,427	5,328
Class C	22,410	43,316	98,077
Class K	38	21	33
Class R	362	1,377	1,226
Class R4	1,234	1,509	159
Class R5	139	726	2,374
Class Y	75	58	275
Class Z	4,263	13,184	9,186
Plan administration fees
Class K	128	76	118
Compensation of board members	12,184	11,341	18,043
Custodian fees	20,574	20,914	34,087
Printing and postage fees	18,336	33,650	72,349
Registration fees	60,271	63,743	69,795
Audit fees	10,408	10,408	11,014
Legal fees	4,492	5,924	9,712
Compensation of chief compliance officer	28	66	164
Other	6,915	9,445	15,748
Total expenses	868,475	1,763,952	4,158,400
Expense reduction	—	(100)	(100)
Total net expenses	868,475	1,763,852	4,158,300
Net investment income	1,547,287	3,192,802	7,494,171
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2017	87

Statement of Operations  (continued)
Six Months Ended July 31, 2017 (Unaudited)
	Columbia Capital Allocation Conservative Portfolio	Columbia Capital Allocation Moderate Conservative Portfolio	Columbia Capital Allocation Moderate Portfolio
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	$447,901	$684,384	$1,321,278
Investments — affiliated issuers	(189,593)	4,545,947	14,589,201
Capital gain distributions from underlying affiliated funds	65,224	239,018	3,684,508
Foreign currency translations	(12,069)	(27,521)	(63,957)
Forward foreign currency exchange contracts	7,289	11,834	16,298
Futures contracts	379,237	1,448,444	9,290,306
Swap contracts	(68,143)	(245,586)	(349,550)
Net realized gain	629,846	6,656,520	28,488,084
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	415,645	698,588	190,968
Investments — affiliated issuers	8,409,149	23,343,673	74,811,119
Foreign currency translations	9,141	21,647	47,008
Forward foreign currency exchange contracts	(4,963)	(7,609)	(11,335)
Futures contracts	71,807	562,239	2,043,873
Swap contracts	8,121	55,076	170,058
Net change in unrealized appreciation (depreciation)	8,908,900	24,673,614	77,251,691
Net realized and unrealized gain	9,538,746	31,330,134	105,739,775
Net increase in net assets resulting from operations	$11,086,033	$34,522,936	$113,233,946
The accompanying Notes to Financial Statements are an integral part of this statement.
88	Columbia Capital Allocation Portfolios | Semiannual Report 2017

Statement of Operations  (continued)
Six Months Ended July 31, 2017 (Unaudited)
	Columbia Capital Allocation Moderate Aggressive Portfolio	Columbia Capital Allocation Aggressive Portfolio
Net investment income
Income:
Dividends — unaffiliated issuers	$412,019	$322,057
Dividends — affiliated issuers	11,529,243	2,264,234
Interest	35,707	11,804
Foreign taxes withheld	(20,823)	(25,150)
Total income	11,956,146	2,572,945
Expenses:
Management services fees	1,026,396	260,919
Distribution and/or service fees
Class A	2,100,874	739,758
Class B	54,709	26,018
Class C	1,063,926	389,909
Class R	10,639	5,374
Class V	109,286	—
Transfer agent fees
Class A	1,104,758	386,894
Class B	7,297	3,482
Class C	139,965	50,984
Class K	—	28
Class R	2,793	1,404
Class R4	3,251	700
Class R5	1,949	637
Class V	57,479	—
Class Y	138	205
Class Z	85,774	4,847
Plan administration fees
Class K	3	99
Compensation of board members	31,176	11,434
Custodian fees	27,320	26,942
Printing and postage fees	131,640	48,987
Registration fees	73,231	64,168
Audit fees	11,516	11,237
Legal fees	12,215	6,245
Compensation of chief compliance officer	229	72
Other	20,632	9,935
Total expenses	6,077,196	2,050,278
Expense reduction	(10,264)	(140)
Total net expenses	6,066,932	2,050,138
Net investment income	5,889,214	522,807
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2017	89

Statement of Operations  (continued)
Six Months Ended July 31, 2017 (Unaudited)
	Columbia Capital Allocation Moderate Aggressive Portfolio	Columbia Capital Allocation Aggressive Portfolio
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	$1,489,437	$804,423
Investments — affiliated issuers	22,794,211	8,632,232
Capital gain distributions from underlying affiliated funds	6,899,207	3,046,483
Foreign currency translations	(89,094)	(26,690)
Forward foreign currency exchange contracts	14,117	17,493
Futures contracts	16,592,685	4,946,388
Swap contracts	(215,812)	36,780
Net realized gain	47,484,751	17,457,109
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(146,725)	399,651
Investments — affiliated issuers	132,696,067	52,446,687
Foreign currency translations	65,475	20,555
Forward foreign currency exchange contracts	(9,015)	(9,243)
Futures contracts	4,735,657	1,106,165
Swap contracts	180,386	29,644
Net change in unrealized appreciation (depreciation)	137,521,845	53,993,459
Net realized and unrealized gain	185,006,596	71,450,568
Net increase in net assets resulting from operations	$190,895,810	$71,973,375
The accompanying Notes to Financial Statements are an integral part of this statement.
90	Columbia Capital Allocation Portfolios | Semiannual Report 2017

Statement of Changes in Net Assets
	Columbia Capital Allocation Conservative Portfolio		Columbia Capital Allocation Moderate Conservative Portfolio
	Six Months Ended July 31, 2017 (Unaudited)	Year Ended January 31, 2017	Six Months Ended July 31, 2017 (Unaudited)	Year Ended January 31, 2017
Operations
Net investment income	$1,547,287	$3,833,610	$3,192,802	$9,323,666
Net realized gain (loss)	629,846	(100,707)	6,656,520	6,421,525
Net change in unrealized appreciation (depreciation)	8,908,900	13,485,461	24,673,614	34,704,628
Net increase in net assets resulting from operations	11,086,033	17,218,364	34,522,936	50,449,819
Distributions to shareholders
Net investment income
Class A	(1,779,089)	(3,381,022)	(4,000,960)	(7,758,691)
Class B	(6,124)	(18,407)	(13,741)	(42,600)
Class C	(205,301)	(354,966)	(396,735)	(705,691)
Class K	(927)	(1,597)	(525)	(700)
Class R	(5,277)	(6,627)	(18,973)	(34,021)
Class R4	(26,573)	(9,373)	(28,281)	(26,712)
Class R5	(3,775)	(8,416)	(20,829)	(36,323)
Class Y	(7,068)	(9,897)	(5,011)	(9,366)
Class Z	(86,954)	(65,500)	(266,460)	(401,349)
Net realized gains
Class A	—	(1,943,762)	(3,037,305)	(9,926,178)
Class B	—	(21,611)	(14,546)	(120,025)
Class C	—	(403,214)	(523,617)	(1,739,288)
Class K	—	(866)	(402)	(1,059)
Class R	—	(5,220)	(12,532)	(48,866)
Class R4	—	(3,795)	(19,644)	(15,373)
Class R5	—	(4,277)	(13,927)	(36,592)
Class Y	—	(4,552)	(3,961)	(10,714)
Class Z	—	(30,895)	(171,361)	(462,330)
Total distributions to shareholders	(2,121,088)	(6,273,997)	(8,548,810)	(21,375,878)
Decrease in net assets from capital stock activity	(15,564,401)	(14,749,960)	(42,074,530)	(34,133,689)
Total decrease in net assets	(6,599,456)	(3,805,593)	(16,100,404)	(5,059,748)
Net assets at beginning of period	263,964,683	267,770,276	614,694,218	619,753,966
Net assets at end of period	$257,365,227	$263,964,683	$598,593,814	$614,694,218
Undistributed net investment income	$258,529	$832,330	$629,180	$2,187,893
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2017	91

Statement of Changes in Net Assets   (continued)
	Columbia Capital Allocation Moderate Portfolio		Columbia Capital Allocation Moderate Aggressive Portfolio
	Six Months Ended July 31, 2017 (Unaudited)	Year Ended January 31, 2017	Six Months Ended July 31, 2017 (Unaudited)	Year Ended January 31, 2017
Operations
Net investment income	$7,494,171	$23,885,456	$5,889,214	$26,354,194
Net realized gain	28,488,084	41,701,686	47,484,751	83,632,364
Net change in unrealized appreciation (depreciation)	77,251,691	95,586,886	137,521,845	153,420,497
Net increase in net assets resulting from operations	113,233,946	161,174,028	190,895,810	263,407,055
Distributions to shareholders
Net investment income
Class A	(6,584,410)	(25,546,421)	(4,811,907)	(22,345,765)
Class B	(14,106)	(192,397)	—	(130,865)
Class C	(258,501)	(2,250,044)	—	(1,662,664)
Class K	(507)	(2,961)	(8)	(144)
Class R	(9,081)	(34,446)	(7,054)	(38,439)
Class R4	(1,713)	(5,209)	(25,184)	(21,568)
Class R5	(46,827)	(123,308)	(26,865)	(82,643)
Class V	—	—	(250,864)	(1,156,475)
Class Y	(28,398)	(69,291)	(8,089)	(17,488)
Class Z	(132,911)	(88,153)	(546,191)	(1,861,033)
Net realized gains
Class A	(27,091,954)	(32,907,743)	(40,802,716)	(61,207,186)
Class B	(176,261)	(481,470)	(224,541)	(785,428)
Class C	(3,907,459)	(4,653,822)	(4,890,265)	(7,800,757)
Class K	(2,066)	(6,319)	(61)	(90)
Class R	(49,426)	(41,694)	(108,662)	(119,631)
Class R4	(5,763)	(5,430)	(148,659)	(48,999)
Class R5	(177,437)	(138,173)	(153,193)	(176,327)
Class V	—	—	(2,120,380)	(3,168,524)
Class Y	(101,278)	(71,478)	(55,107)	(29,260)
Class Z	(457,198)	(89,876)	(3,248,584)	(4,282,177)
Total distributions to shareholders	(39,045,296)	(66,708,235)	(57,428,330)	(104,935,463)
Decrease in net assets from capital stock activity	(39,476,922)	(75,066,971)	(65,349,107)	(127,731,803)
Total increase in net assets	34,711,728	19,398,822	68,118,373	30,739,789
Net assets at beginning of period	1,525,867,108	1,506,468,286	2,122,086,248	2,091,346,459
Net assets at end of period	$1,560,578,836	$1,525,867,108	$2,190,204,621	$2,122,086,248
Undistributed net investment income	$1,953,561	$1,535,844	$1,079,411	$866,359
The accompanying Notes to Financial Statements are an integral part of this statement.
92	Columbia Capital Allocation Portfolios | Semiannual Report 2017

Statement of Changes in Net Assets   (continued)
	Columbia Capital Allocation Aggressive Portfolio
	Six Months Ended July 31, 2017 (Unaudited)	Year Ended January 31, 2017
Operations
Net investment income	$522,807	$6,468,853
Net realized gain	17,457,109	27,019,761
Net change in unrealized appreciation (depreciation)	53,993,459	57,721,663
Net increase in net assets resulting from operations	71,973,375	91,210,277
Distributions to shareholders
Net investment income
Class A	—	(6,715,750)
Class B	—	(37,944)
Class C	—	(383,582)
Class K	—	(872)
Class R	—	(18,790)
Class R4	—	(9,014)
Class R5	—	(22,254)
Class Y	—	(32,328)
Class Z	—	(44,934)
Net realized gains
Class A	(16,132,605)	(21,486,728)
Class B	(123,096)	(356,433)
Class C	(2,189,640)	(2,751,643)
Class K	(2,211)	(2,445)
Class R	(59,586)	(46,212)
Class R4	(26,934)	(22,129)
Class R5	(51,424)	(48,687)
Class Y	(99,814)	(62,134)
Class Z	(210,370)	(102,972)
Total distributions to shareholders	(18,895,680)	(32,144,851)
Decrease in net assets from capital stock activity	(5,563,273)	(17,318,215)
Total increase in net assets	47,514,422	41,747,211
Net assets at beginning of period	675,261,356	633,514,145
Net assets at end of period	$722,775,778	$675,261,356
Undistributed (excess of distributions over) net investment income	$482,059	$(40,748)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2017	93

Statement of Changes in Net Assets   (continued)
	Columbia Capital Allocation Conservative Portfolio				Columbia Capital Allocation Moderate Conservative Portfolio
	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	July 31, 2017 (Unaudited)		January 31, 2017		July 31, 2017 (Unaudited)		January 31, 2017
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A(a)
Subscriptions (b)	992,796	9,959,826	3,453,730	33,841,486	1,980,088	21,556,296	5,244,058	55,106,729
Distributions reinvested	168,888	1,686,157	516,173	5,032,734	594,307	6,460,874	1,566,725	16,243,578
Redemptions	(2,877,883)	(28,731,543)	(5,146,261)	(50,412,406)	(5,691,108)	(61,704,680)	(9,094,068)	(95,614,956)
Net decrease	(1,716,199)	(17,085,560)	(1,176,358)	(11,538,186)	(3,116,713)	(33,687,510)	(2,283,285)	(24,264,649)
Class B(a)
Subscriptions	783	7,761	18,485	179,248	1,057	11,321	24,012	250,585
Distributions reinvested	603	5,991	3,955	38,414	2,475	26,753	14,335	147,454
Redemptions (b)	(165,012)	(1,658,750)	(215,499)	(2,091,112)	(379,438)	(4,126,977)	(446,898)	(4,653,023)
Net decrease	(163,626)	(1,644,998)	(193,059)	(1,873,450)	(375,906)	(4,088,903)	(408,551)	(4,254,984)
Class C
Subscriptions	206,682	2,059,823	838,245	8,143,830	423,139	4,536,715	1,384,265	14,325,161
Distributions reinvested	19,766	195,997	74,314	720,321	81,821	878,805	221,186	2,259,044
Redemptions	(689,532)	(6,860,158)	(1,241,525)	(12,084,646)	(1,403,779)	(15,062,029)	(1,755,249)	(18,210,715)
Net decrease	(463,084)	(4,604,338)	(328,966)	(3,220,495)	(898,819)	(9,646,509)	(149,798)	(1,626,510)
Class K
Subscriptions	33	331	65	641	211	2,262	5,157	53,755
Distributions reinvested	92	905	249	2,402	83	889	163	1,670
Redemptions	—	—	(40)	(392)	—	—	(41)	(424)
Net increase	125	1,236	274	2,651	294	3,151	5,279	55,001
Class R
Subscriptions	40,887	406,370	22,966	222,201	68,802	744,771	112,849	1,186,379
Distributions reinvested	441	4,405	1,045	10,192	2,414	26,238	6,830	70,914
Redemptions	(4,178)	(41,617)	(39,802)	(391,845)	(123,384)	(1,362,241)	(372,938)	(3,870,315)
Net increase (decrease)	37,150	369,158	(15,791)	(159,452)	(52,168)	(591,232)	(253,259)	(2,613,022)
Class R4
Subscriptions	348,784	3,470,392	95,705	931,733	34,183	368,537	205,466	2,156,698
Distributions reinvested	1,900	18,794	1,349	13,104	4,442	47,886	4,068	41,999
Redemptions	(107,676)	(1,069,124)	(20,119)	(195,719)	(7,161)	(76,691)	(60,148)	(606,465)
Net increase	243,008	2,420,062	76,935	749,118	31,464	339,732	149,386	1,592,232
Class R5
Subscriptions	3,381	33,881	28,267	269,522	26,836	291,260	156,819	1,618,245
Distributions reinvested	378	3,751	1,304	12,630	3,223	34,716	7,081	72,827
Redemptions	(9,513)	(94,446)	(21,142)	(206,959)	(22,190)	(239,537)	(34,031)	(356,911)
Net increase (decrease)	(5,754)	(56,814)	8,429	75,193	7,869	86,439	129,869	1,334,161
Class Y
Subscriptions	26,321	264,340	60,831	588,974	20,288	218,999	60,918	606,952
Distributions reinvested	710	7,044	1,483	14,385	838	8,933	1,968	19,991
Redemptions	(5,769)	(57,204)	(19,091)	(186,664)	(2,134)	(22,584)	(24,524)	(252,259)
Net increase	21,262	214,180	43,223	416,695	18,992	205,348	38,362	374,684
Class Z
Subscriptions	675,691	6,714,609	227,542	2,228,637	1,132,702	12,061,316	571,146	5,922,134
Distributions reinvested	7,855	78,376	8,487	82,751	21,958	235,430	38,011	388,976
Redemptions	(196,434)	(1,970,312)	(154,482)	(1,513,422)	(651,477)	(6,991,792)	(1,062,959)	(11,041,712)
Net increase (decrease)	487,112	4,822,673	81,547	797,966	503,183	5,304,954	(453,802)	(4,730,602)
Total net decrease	(1,560,006)	(15,564,401)	(1,503,766)	(14,749,960)	(3,881,804)	(42,074,530)	(3,225,799)	(34,133,689)

(a)	Effective July 17, 2017, Class B shares were automatically converted to Class A shares.
(b)	Includes conversions of Class B shares to Class A shares, if any.
The accompanying Notes to Financial Statements are an integral part of this statement.
94	Columbia Capital Allocation Portfolios | Semiannual Report 2017

Statement of Changes in Net Assets   (continued)
	Columbia Capital Allocation Moderate Portfolio				Columbia Capital Allocation Moderate Aggressive Portfolio
	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	July 31, 2017 (Unaudited)		January 31, 2017		July 31, 2017 (Unaudited)		January 31, 2017
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A(a)
Subscriptions (b)	5,311,894	60,326,874	9,418,177	101,647,267	6,252,509	78,469,890	8,889,781	104,260,537
Distributions reinvested	2,947,237	33,355,983	5,439,534	57,678,903	3,142,331	39,220,135	6,231,650	72,007,188
Redemptions	(12,022,487)	(136,020,336)	(20,915,655)	(225,993,157)	(12,684,523)	(158,004,302)	(23,465,811)	(276,406,424)
Net decrease	(3,763,356)	(42,337,479)	(6,057,944)	(66,666,987)	(3,289,683)	(40,314,277)	(8,344,380)	(100,138,699)
Class B(a)
Subscriptions	7,235	80,933	38,186	408,896	5,190	64,239	21,777	249,110
Distributions reinvested	16,825	189,679	63,797	670,795	17,729	218,061	73,563	835,816
Redemptions (b)	(1,249,524)	(14,173,397)	(1,207,783)	(12,929,186)	(1,327,300)	(16,430,034)	(1,624,713)	(18,766,142)
Net decrease	(1,225,464)	(13,902,785)	(1,105,800)	(11,849,495)	(1,304,381)	(16,147,734)	(1,529,373)	(17,681,216)
Class C
Subscriptions	1,346,305	15,161,463	2,766,131	29,626,140	1,078,115	13,465,852	2,452,238	28,887,441
Distributions reinvested	369,360	4,153,695	652,731	6,857,159	368,522	4,613,894	699,901	8,115,443
Redemptions	(2,102,392)	(23,601,817)	(3,740,196)	(40,096,834)	(3,297,013)	(41,577,078)	(3,585,302)	(42,353,594)
Net decrease	(386,727)	(4,286,659)	(321,334)	(3,613,535)	(1,850,376)	(23,497,332)	(433,163)	(5,350,710)
Class K
Subscriptions	756	8,570	1,593	17,166	—	—	—	—
Distributions reinvested	222	2,508	871	9,175	—	—	10	113
Redemptions	—	—	(22,657)	(245,793)	—	—	(7,915)	(92,153)
Net increase (decrease)	978	11,078	(20,193)	(219,452)	—	—	(7,905)	(92,040)
Class R
Subscriptions	30,164	341,940	106,526	1,144,940	59,557	739,281	113,401	1,334,387
Distributions reinvested	3,917	44,229	6,305	66,676	8,204	102,347	12,659	146,306
Redemptions	(28,254)	(318,518)	(34,733)	(374,518)	(12,144)	(151,018)	(133,089)	(1,545,330)
Net increase (decrease)	5,827	67,651	78,098	837,098	55,617	690,610	(7,029)	(64,637)
Class R4
Subscriptions	40,368	457,849	12,499	135,270	542,091	6,807,615	84,234	1,009,531
Distributions reinvested	663	7,411	1,003	10,531	6,527	81,959	6,045	70,443
Redemptions	(16,657)	(185,209)	(594)	(6,378)	(195,087)	(2,429,775)	(13,979)	(165,325)
Net increase	24,374	280,051	12,908	139,423	353,531	4,459,799	76,300	914,649
Class R5
Subscriptions	324,393	3,680,613	247,126	2,579,993	104,256	1,317,064	178,372	2,078,780
Distributions reinvested	20,037	224,197	24,913	261,372	14,333	179,991	22,221	258,853
Redemptions	(117,401)	(1,328,593)	(135,707)	(1,458,706)	(61,977)	(778,626)	(43,525)	(520,989)
Net increase	227,029	2,576,217	136,332	1,382,659	56,612	718,429	157,068	1,816,644
Class V
Subscriptions	—	—	—	—	16,269	201,810	59,203	689,816
Distributions reinvested	—	—	—	—	154,898	1,933,326	301,723	3,486,496
Redemptions	—	—	—	—	(372,852)	(4,655,089)	(794,994)	(9,366,605)
Net decrease	—	—	—	—	(201,685)	(2,519,953)	(434,068)	(5,190,293)
Class Y
Subscriptions	125,535	1,432,790	291,628	3,078,927	103,986	1,268,923	83,261	959,302
Distributions reinvested	11,584	129,609	13,388	140,658	5,131	63,127	4,064	46,628
Redemptions	(32,944)	(372,138)	(22,709)	(244,877)	(21,881)	(270,880)	(26,539)	(309,609)
Net increase	104,175	1,190,261	282,307	2,974,708	87,236	1,061,170	60,786	696,321
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2017	95

Statement of Changes in Net Assets   (continued)
	Columbia Capital Allocation Moderate Portfolio				Columbia Capital Allocation Moderate Aggressive Portfolio
	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	July 31, 2017 (Unaudited)		January 31, 2017		July 31, 2017 (Unaudited)		January 31, 2017
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Class Z
Subscriptions	2,470,126	27,785,270	701,757	7,595,019	2,236,078	27,694,537	1,636,520	19,281,751
Distributions reinvested	51,156	578,340	14,566	154,545	189,957	2,364,689	335,582	3,872,455
Redemptions	(1,005,592)	(11,438,867)	(533,965)	(5,800,954)	(1,594,167)	(19,859,045)	(2,195,072)	(25,796,028)
Net increase (decrease)	1,515,690	16,924,743	182,358	1,948,610	831,868	10,200,181	(222,970)	(2,641,822)
Total net decrease	(3,497,474)	(39,476,922)	(6,813,268)	(75,066,971)	(5,261,261)	(65,349,107)	(10,684,734)	(127,731,803)

(a)	Effective July 17, 2017, Class B shares were automatically converted to Class A shares.
(b)	Includes conversions of Class B shares to Class A shares, if any.
The accompanying Notes to Financial Statements are an integral part of this statement.
96	Columbia Capital Allocation Portfolios | Semiannual Report 2017

Statement of Changes in Net Assets   (continued)
	Columbia Capital Allocation Aggressive Portfolio
	Six Months Ended		Year Ended
	July 31, 2017 (Unaudited)		January 31, 2017
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A(a)
Subscriptions (b)	2,173,458	27,637,878	3,963,603	46,514,139
Distributions reinvested	1,258,153	16,003,712	2,436,608	27,934,275
Redemptions	(4,294,870)	(54,368,621)	(7,914,776)	(93,238,477)
Net decrease	(863,259)	(10,727,031)	(1,514,565)	(18,790,063)
Class B(a)
Subscriptions	269	3,350	18,514	216,717
Distributions reinvested	9,699	122,687	34,660	392,427
Redemptions (b)	(584,159)	(7,467,056)	(560,280)	(6,543,431)
Net decrease	(574,191)	(7,341,019)	(507,106)	(5,934,287)
Class C
Subscriptions	519,815	6,433,879	1,223,203	14,035,333
Distributions reinvested	175,717	2,180,645	278,739	3,109,704
Redemptions	(789,772)	(9,819,543)	(1,277,999)	(14,688,342)
Net increase (decrease)	(94,240)	(1,205,019)	223,943	2,456,695
Class K
Subscriptions	316	4,031	677	7,978
Distributions reinvested	168	2,140	278	3,196
Redemptions	—	—	(2)	(29)
Net increase	484	6,171	953	11,145
Class R
Subscriptions	12,858	161,778	100,385	1,181,008
Distributions reinvested	3,792	47,814	4,416	50,662
Redemptions	(15,321)	(192,185)	(23,630)	(276,720)
Net increase	1,329	17,407	81,171	954,950
Class R4
Subscriptions	14,401	180,462	67,448	790,402
Distributions reinvested	2,149	26,865	2,746	31,022
Redemptions	(36,111)	(444,901)	(37,246)	(430,882)
Net increase (decrease)	(19,561)	(237,574)	32,948	390,542
Class R5
Subscriptions	31,382	393,277	62,924	728,417
Distributions reinvested	4,112	51,356	6,258	70,819
Redemptions	(9,828)	(122,432)	(27,030)	(309,906)
Net increase	25,666	322,201	42,152	489,330
Class Y
Subscriptions	153,895	1,899,944	167,020	1,887,192
Distributions reinvested	7,986	99,745	8,326	94,339
Redemptions	(44,488)	(566,680)	(17,213)	(201,690)
Net increase	117,393	1,433,009	158,133	1,779,841
Class Z
Subscriptions	1,287,332	16,261,183	309,403	3,663,467
Distributions reinvested	16,223	205,715	12,344	141,617
Redemptions	(339,484)	(4,298,316)	(209,618)	(2,481,452)
Net increase	964,071	12,168,582	112,129	1,323,632
Total net decrease	(442,308)	(5,563,273)	(1,370,242)	(17,318,215)

(a)	Effective July 17, 2017, Class B shares were automatically converted to Class A shares.
(b)	Includes conversions of Class B shares to Class A shares, if any.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2017	97

Financial Highlights
Columbia Capital Allocation Conservative Portfolio
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class A
7/31/2017 (c)	$9.84	0.07	0.37	0.44	(0.09)	—
1/31/2017	$9.45	0.15	0.48	0.63	(0.15)	(0.09)
1/31/2016	$10.10	0.18	(0.46)	(0.28)	(0.19)	(0.18)
1/31/2015	$10.34	0.18	0.35	0.53	(0.19)	(0.58)
1/31/2014	$10.63	0.20	0.14	0.34	(0.27)	(0.36)
1/31/2013	$10.32	0.24	0.54	0.78	(0.35)	(0.12)
Class B
7/31/2017 (c)	$9.81	0.03	0.28	0.31	(0.05)	—
1/31/2017	$9.42	0.07	0.48	0.55	(0.07)	(0.09)
1/31/2016	$10.07	0.10	(0.45)	(0.35)	(0.12)	(0.18)
1/31/2015	$10.31	0.09	0.37	0.46	(0.12)	(0.58)
1/31/2014	$10.60	0.11	0.15	0.26	(0.19)	(0.36)
1/31/2013	$10.29	0.15	0.54	0.69	(0.26)	(0.12)
Class C
7/31/2017 (c)	$9.78	0.03	0.37	0.40	(0.05)	—
1/31/2017	$9.40	0.07	0.47	0.54	(0.07)	(0.09)
1/31/2016	$10.05	0.11	(0.46)	(0.35)	(0.12)	(0.18)
1/31/2015	$10.28	0.10	0.37	0.47	(0.12)	(0.58)
1/31/2014	$10.58	0.12	0.13	0.25	(0.19)	(0.36)
1/31/2013	$10.28	0.16	0.53	0.69	(0.27)	(0.12)
Class K
7/31/2017 (c)	$9.74	0.07	0.36	0.43	(0.09)	—
1/31/2017	$9.36	0.15	0.47	0.62	(0.15)	(0.09)
1/31/2016	$10.01	0.19	(0.46)	(0.27)	(0.20)	(0.18)
1/31/2015	$10.24	0.18	0.37	0.55	(0.20)	(0.58)
1/31/2014	$10.54	0.23	0.12	0.35	(0.29)	(0.36)
1/31/2013	$10.25	0.24	0.53	0.77	(0.36)	(0.12)
Class R
7/31/2017 (c)	$9.84	0.05	0.37	0.42	(0.08)	—
1/31/2017	$9.45	0.12	0.48	0.60	(0.12)	(0.09)
1/31/2016	$10.10	0.17	(0.47)	(0.30)	(0.17)	(0.18)
1/31/2015	$10.33	0.15	0.37	0.52	(0.17)	(0.58)
1/31/2014	$10.63	0.20	0.11	0.31	(0.25)	(0.36)
1/31/2013	$10.32	0.25	0.50	0.75	(0.32)	(0.12)
The accompanying Notes to Financial Statements are an integral part of this statement.
98	Columbia Capital Allocation Portfolios | Semiannual Report 2017

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.09)	$10.19	4.47%	0.57% (d)	0.57% (d)	1.31% (d)	6%	$203,758
(0.24)	$9.84	6.67%	0.55%	0.55%	1.51%	24%	$213,725
(0.37)	$9.45	(2.81%)	0.52%	0.52% (e)	1.83%	24%	$216,423
(0.77)	$10.10	5.24%	0.55%	0.55% (e)	1.69%	12%	$245,212
(0.63)	$10.34	3.28%	0.50%	0.50% (e)	1.91%	22%	$263,334
(0.47)	$10.63	7.62%	0.48%	0.48% (e)	2.28%	19%	$282,382

(0.05)	$10.07	3.17%	1.31% (d)	1.31% (d)	0.50% (d)	6%	$4
(0.16)	$9.81	5.90%	1.30%	1.30%	0.74%	24%	$1,608
(0.30)	$9.42	(3.55%)	1.27%	1.27% (e)	0.98%	24%	$3,364
(0.70)	$10.07	4.46%	1.30%	1.30% (e)	0.90%	12%	$7,759
(0.55)	$10.31	2.51%	1.25%	1.25% (e)	1.07%	22%	$12,454
(0.38)	$10.60	6.79%	1.23%	1.23% (e)	1.47%	19%	$19,598

(0.05)	$10.13	4.10%	1.32% (d)	1.32% (d)	0.56% (d)	6%	$39,080
(0.16)	$9.78	5.80%	1.30%	1.30%	0.76%	24%	$42,286
(0.30)	$9.40	(3.56%)	1.27%	1.27% (e)	1.08%	24%	$43,719
(0.70)	$10.05	4.57%	1.30%	1.30% (e)	0.95%	12%	$47,899
(0.55)	$10.28	2.43%	1.26%	1.26% (e)	1.18%	22%	$47,435
(0.39)	$10.58	6.75%	1.23%	1.23% (e)	1.54%	19%	$45,368

(0.09)	$10.08	4.43%	0.53% (d)	0.53% (d)	1.35% (d)	6%	$105
(0.24)	$9.74	6.70%	0.49%	0.49%	1.58%	24%	$101
(0.38)	$9.36	(2.76%)	0.46%	0.46%	1.91%	24%	$94
(0.78)	$10.01	5.48%	0.47%	0.47%	1.79%	12%	$96
(0.65)	$10.24	3.35%	0.41%	0.41%	2.16%	22%	$99
(0.48)	$10.54	7.62%	0.39%	0.39%	2.27%	19%	$12

(0.08)	$10.18	4.24%	0.82% (d)	0.82% (d)	1.09% (d)	6%	$746
(0.21)	$9.84	6.41%	0.80%	0.80%	1.19%	24%	$355
(0.35)	$9.45	(3.05%)	0.77%	0.77% (e)	1.72%	24%	$490
(0.75)	$10.10	5.07%	0.80%	0.80% (e)	1.46%	12%	$206
(0.61)	$10.33	2.94%	0.76%	0.76% (e)	1.91%	22%	$179
(0.44)	$10.63	7.39%	0.72%	0.72% (e)	2.36%	19%	$114
Columbia Capital Allocation Portfolios | Semiannual Report 2017	99

Financial Highlights  (continued)
Columbia Capital Allocation Conservative Portfolio
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class R4
7/31/2017 (c)	$9.78	0.08	0.36	0.44	(0.10)	—
1/31/2017	$9.39	0.17	0.48	0.65	(0.17)	(0.09)
1/31/2016	$10.04	0.20	(0.45)	(0.25)	(0.22)	(0.18)
1/31/2015	$10.29	0.25	0.30	0.55	(0.22)	(0.58)
1/31/2014 (f)	$10.53	0.18	0.09	0.27	(0.26)	(0.25)
Class R5
7/31/2017 (c)	$9.78	0.08	0.36	0.44	(0.10)	—
1/31/2017	$9.39	0.18	0.48	0.66	(0.18)	(0.09)
1/31/2016	$10.05	0.25	(0.50)	(0.25)	(0.23)	(0.18)
1/31/2015	$10.29	0.17	0.40	0.57	(0.23)	(0.58)
1/31/2014 (g)	$10.53	0.18	0.09	0.27	(0.26)	(0.25)
Class Y
7/31/2017 (c)	$9.77	0.08	0.36	0.44	(0.10)	—
1/31/2017	$9.39	0.18	0.47	0.65	(0.18)	(0.09)
1/31/2016	$10.04	0.20	(0.43)	(0.23)	(0.24)	(0.18)
1/31/2015	$10.29	0.20	0.36	0.56	(0.23)	(0.58)
1/31/2014 (h)	$10.53	0.19	0.09	0.28	(0.27)	(0.25)
Class Z
7/31/2017 (c)	$9.84	0.08	0.36	0.44	(0.10)	—
1/31/2017	$9.45	0.18	0.47	0.65	(0.17)	(0.09)
1/31/2016	$10.10	0.21	(0.46)	(0.25)	(0.22)	(0.18)
1/31/2015	$10.33	0.20	0.37	0.57	(0.22)	(0.58)
1/31/2014	$10.63	0.24	0.12	0.36	(0.30)	(0.36)
1/31/2013	$10.32	0.30	0.51	0.81	(0.38)	(0.12)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	For the six months ended July 31, 2017 (unaudited).
(d)	Annualized.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Class R4 shares commenced operations on June 13, 2013. Per share data and total return reflect activity from that date.
(g)	Class R5 shares commenced operations on June 13, 2013. Per share data and total return reflect activity from that date.
(h)	Class Y shares commenced operations on June 13, 2013. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
100	Columbia Capital Allocation Portfolios | Semiannual Report 2017

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.10)	$10.12	4.52%	0.32% (d)	0.32% (d)	1.62% (d)	6%	$3,395
(0.26)	$9.78	6.98%	0.31%	0.31%	1.76%	24%	$903
(0.40)	$9.39	(2.57%)	0.27%	0.27% (e)	2.06%	24%	$145
(0.80)	$10.04	5.41%	0.31%	0.31% (e)	2.44%	12%	$156
(0.51)	$10.29	2.56%	0.23% (d)	0.23% (d),(e)	2.67% (d)	22%	$2

(0.10)	$10.12	4.54%	0.28% (d)	0.28% (d)	1.60% (d)	6%	$374
(0.27)	$9.78	7.05%	0.24%	0.24%	1.84%	24%	$417
(0.41)	$9.39	(2.60%)	0.21%	0.21%	2.66%	24%	$322
(0.81)	$10.05	5.60%	0.25%	0.25%	1.80%	12%	$61
(0.51)	$10.29	2.64%	0.12% (d)	0.12% (d)	2.78% (d)	22%	$2

(0.10)	$10.11	4.57%	0.23% (d)	0.23% (d)	1.65% (d)	6%	$831
(0.27)	$9.77	6.99%	0.20%	0.20%	1.86%	24%	$595
(0.42)	$9.39	(2.37%)	0.15%	0.15%	2.13%	24%	$166
(0.81)	$10.04	5.55%	0.17%	0.17%	2.08%	12%	$2
(0.52)	$10.29	2.68%	0.07% (d)	0.07% (d)	2.83% (d)	22%	$2

(0.10)	$10.18	4.49%	0.32% (d)	0.32% (d)	1.61% (d)	6%	$9,072
(0.26)	$9.84	6.94%	0.30%	0.30%	1.79%	24%	$3,974
(0.40)	$9.45	(2.56%)	0.27%	0.27% (e)	2.09%	24%	$3,046
(0.80)	$10.10	5.60%	0.30%	0.30% (e)	1.96%	12%	$3,067
(0.66)	$10.33	3.42%	0.26%	0.26% (e)	2.26%	22%	$2,719
(0.50)	$10.63	7.91%	0.22%	0.22% (e)	2.80%	19%	$700
Columbia Capital Allocation Portfolios | Semiannual Report 2017	101

Financial Highlights
Columbia Capital Allocation Moderate Conservative Portfolio
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class A
7/31/2017 (c)	$10.62	0.06	0.56	0.62	(0.09)	(0.07)
1/31/2017	$10.14	0.17	0.68	0.85	(0.16)	(0.21)
1/31/2016	$10.98	0.20	(0.49)	(0.29)	(0.22)	(0.33)
1/31/2015	$11.37	0.19	0.51	0.70	(0.23)	(0.86)
1/31/2014	$11.33	0.25	0.44	0.69	(0.33)	(0.32)
1/31/2013	$10.96	0.25	0.71	0.96	(0.32)	(0.27)
Class B
7/31/2017 (c)	$10.55	0.02	0.56	0.58	(0.05)	(0.07)
1/31/2017	$10.08	0.08	0.68	0.76	(0.08)	(0.21)
1/31/2016	$10.92	0.11	(0.48)	(0.37)	(0.14)	(0.33)
1/31/2015	$11.31	0.10	0.51	0.61	(0.14)	(0.86)
1/31/2014	$11.28	0.15	0.45	0.60	(0.25)	(0.32)
1/31/2013	$10.91	0.15	0.73	0.88	(0.24)	(0.27)
Class C
7/31/2017 (c)	$10.47	0.02	0.56	0.58	(0.05)	(0.07)
1/31/2017	$10.00	0.09	0.67	0.76	(0.08)	(0.21)
1/31/2016	$10.84	0.12	(0.49)	(0.37)	(0.14)	(0.33)
1/31/2015	$11.23	0.11	0.50	0.61	(0.14)	(0.86)
1/31/2014	$11.20	0.16	0.44	0.60	(0.25)	(0.32)
1/31/2013	$10.84	0.16	0.71	0.87	(0.24)	(0.27)
Class K
7/31/2017 (c)	$10.46	0.06	0.55	0.61	(0.09)	(0.07)
1/31/2017	$9.99	0.18	0.67	0.85	(0.17)	(0.21)
1/31/2016	$10.82	0.21	(0.48)	(0.27)	(0.23)	(0.33)
1/31/2015	$11.22	0.18	0.52	0.70	(0.24)	(0.86)
1/31/2014 (f)	$11.25	0.32	0.32	0.64	(0.35)	(0.32)
Class R
7/31/2017 (c)	$10.63	0.05	0.57	0.62	(0.08)	(0.07)
1/31/2017	$10.16	0.14	0.67	0.81	(0.13)	(0.21)
1/31/2016	$10.99	0.21	(0.52)	(0.31)	(0.19)	(0.33)
1/31/2015	$11.38	0.17	0.50	0.67	(0.20)	(0.86)
1/31/2014	$11.34	0.21	0.45	0.66	(0.30)	(0.32)
1/31/2013	$10.96	0.23	0.72	0.95	(0.30)	(0.27)
Class R4
7/31/2017 (c)	$10.53	0.08	0.54	0.62	(0.10)	(0.07)
1/31/2017	$10.06	0.24	0.62	0.86	(0.18)	(0.21)
1/31/2016	$10.89	0.23	(0.48)	(0.25)	(0.25)	(0.33)
1/31/2015	$11.29	0.24	0.48	0.72	(0.26)	(0.86)
1/31/2014	$11.25	0.27	0.46	0.73	(0.37)	(0.32)
1/31/2013 (g)	$11.30	0.09	0.26	0.35	(0.17)	(0.23)
The accompanying Notes to Financial Statements are an integral part of this statement.
102	Columbia Capital Allocation Portfolios | Semiannual Report 2017

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.16)	$11.08	5.87%	0.49% (d)	0.49% (d),(e)	1.16% (d)	3%	$482,039
(0.37)	$10.62	8.47%	0.49%	0.49% (e)	1.57%	18%	$494,948
(0.55)	$10.14	(2.78%)	0.48%	0.48% (e)	1.86%	21%	$495,849
(1.09)	$10.98	6.23%	0.51%	0.51% (e)	1.70%	14%	$545,696
(0.65)	$11.37	6.18%	0.47%	0.47% (e)	2.15%	30%	$553,593
(0.59)	$11.33	8.94%	0.70%	0.57% (e)	2.19%	38%	$71,321

(0.12)	$11.01	5.52%	1.24% (d)	1.24% (d),(e)	0.35% (d)	3%	$4
(0.29)	$10.55	7.61%	1.23%	1.23% (e)	0.74%	18%	$3,971
(0.47)	$10.08	(3.53%)	1.23%	1.23% (e)	0.98%	21%	$7,912
(1.00)	$10.92	5.46%	1.26%	1.26% (e)	0.88%	14%	$17,080
(0.57)	$11.31	5.32%	1.22%	1.22% (e)	1.30%	30%	$27,184
(0.51)	$11.28	8.17%	1.44%	1.32% (e)	1.36%	38%	$8,335

(0.12)	$10.93	5.56%	1.24% (d)	1.24% (d),(e)	0.41% (d)	3%	$81,477
(0.29)	$10.47	7.67%	1.24%	1.24% (e)	0.83%	18%	$87,493
(0.47)	$10.00	(3.56%)	1.23%	1.23% (e)	1.12%	21%	$85,097
(1.00)	$10.84	5.50%	1.26%	1.26% (e)	0.96%	14%	$90,199
(0.57)	$11.23	5.35%	1.23%	1.23% (e)	1.38%	30%	$85,756
(0.51)	$11.20	8.13%	1.45%	1.32% (e)	1.44%	38%	$23,470

(0.16)	$10.91	5.89%	0.46% (d)	0.46% (d)	1.20% (d)	3%	$64
(0.38)	$10.46	8.59%	0.43%	0.43%	1.71%	18%	$58
(0.56)	$9.99	(2.65%)	0.41%	0.41%	1.92%	21%	$3
(1.10)	$10.82	6.31%	0.41%	0.41%	1.53%	14%	$3
(0.67)	$11.22	5.72%	0.38% (d)	0.38% (d)	3.10% (d)	30%	$56

(0.15)	$11.10	5.83%	0.74% (d)	0.74% (d),(e)	0.90% (d)	3%	$2,082
(0.34)	$10.63	8.09%	0.73%	0.73% (e)	1.30%	18%	$2,549
(0.52)	$10.16	(2.93%)	0.73%	0.73% (e)	1.92%	21%	$5,007
(1.06)	$10.99	5.95%	0.76%	0.76% (e)	1.46%	14%	$2,230
(0.62)	$11.38	5.87%	0.74%	0.74% (e)	1.85%	30%	$2,243
(0.57)	$11.34	8.76%	0.96%	0.81% (e)	2.04%	38%	$2,148

(0.17)	$10.98	5.96%	0.24% (d)	0.24% (d),(e)	1.42% (d)	3%	$3,169
(0.39)	$10.53	8.71%	0.24%	0.24% (e)	2.28%	18%	$2,705
(0.58)	$10.06	(2.46%)	0.23%	0.23% (e)	2.15%	21%	$1,082
(1.12)	$10.89	6.44%	0.26%	0.26% (e)	2.19%	14%	$966
(0.69)	$11.29	6.52%	0.19%	0.19% (e)	2.36%	30%	$2
(0.40)	$11.25	3.11%	0.51% (d)	0.37% (d)	3.68% (d)	38%	$2
Columbia Capital Allocation Portfolios | Semiannual Report 2017	103

Financial Highlights  (continued)
Columbia Capital Allocation Moderate Conservative Portfolio
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class R5
7/31/2017 (c)	$10.52	0.08	0.56	0.64	(0.11)	(0.07)
1/31/2017	$10.05	0.20	0.67	0.87	(0.19)	(0.21)
1/31/2016	$10.89	0.30	(0.55)	(0.25)	(0.26)	(0.33)
1/31/2015	$11.28	0.26	0.48	0.74	(0.27)	(0.86)
1/31/2014	$11.25	0.38	0.35	0.73	(0.38)	(0.32)
1/31/2013 (h)	$11.30	0.10	0.25	0.35	(0.17)	(0.23)
Class Y
7/31/2017 (c)	$10.40	0.08	0.55	0.63	(0.11)	(0.07)
1/31/2017	$9.94	0.19	0.67	0.86	(0.19)	(0.21)
1/31/2016	$10.77	0.26	(0.50)	(0.24)	(0.26)	(0.33)
1/31/2015	$11.18	0.25	0.48	0.73	(0.28)	(0.86)
1/31/2014 (i)	$11.32	0.22	0.28	0.50	(0.32)	(0.32)
Class Z
7/31/2017 (c)	$10.48	0.08	0.54	0.62	(0.10)	(0.07)
1/31/2017	$10.01	0.19	0.67	0.86	(0.18)	(0.21)
1/31/2016	$10.85	0.23	(0.49)	(0.26)	(0.25)	(0.33)
1/31/2015	$11.25	0.22	0.50	0.72	(0.26)	(0.86)
1/31/2014	$11.21	0.28	0.44	0.72	(0.36)	(0.32)
1/31/2013	$10.85	0.27	0.71	0.98	(0.35)	(0.27)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	For the six months ended July 31, 2017 (unaudited).
(d)	Annualized.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Class K shares commenced operations on February 28, 2013. Per share data and total return reflect activity from that date.
(g)	Class R4 shares commenced operations on November 8, 2012. Per share data and total return reflect activity from that date.
(h)	Class R5 shares commenced operations on November 8, 2012. Per share data and total return reflect activity from that date.
(i)	Class Y shares commenced operations on June 13, 2013. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
104	Columbia Capital Allocation Portfolios | Semiannual Report 2017

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.18)	$10.98	6.08%	0.21% (d)	0.21% (d)	1.45% (d)	3%	$2,261
(0.40)	$10.52	8.78%	0.18%	0.18%	1.93%	18%	$2,084
(0.59)	$10.05	(2.48%)	0.16%	0.16%	2.89%	21%	$686
(1.13)	$10.89	6.63%	0.18%	0.18%	2.33%	14%	$217
(0.70)	$11.28	6.53%	0.13%	0.13%	3.35%	30%	$74
(0.40)	$11.25	3.13%	0.41% (d)	0.29% (d)	3.77% (d)	38%	$2

(0.18)	$10.85	6.08%	0.16% (d)	0.16% (d)	1.48% (d)	3%	$633
(0.40)	$10.40	8.84%	0.13%	0.13%	1.83%	18%	$409
(0.59)	$9.94	(2.38%)	0.12%	0.12%	2.48%	21%	$10
(1.14)	$10.77	6.66%	0.09%	0.09%	2.24%	14%	$4
(0.64)	$11.18	4.51%	0.08% (d)	0.08% (d)	3.02% (d)	30%	$2

(0.17)	$10.93	5.99%	0.24% (d)	0.24% (d),(e)	1.42% (d)	3%	$26,866
(0.39)	$10.48	8.75%	0.24%	0.24% (e)	1.78%	18%	$20,476
(0.58)	$10.01	(2.56%)	0.23%	0.23% (e)	2.11%	21%	$24,108
(1.12)	$10.85	6.47%	0.26%	0.26% (e)	1.97%	14%	$26,084
(0.68)	$11.25	6.49%	0.24%	0.24% (e)	2.46%	30%	$25,287
(0.62)	$11.21	9.22%	0.45%	0.32% (e)	2.45%	38%	$20,710
Columbia Capital Allocation Portfolios | Semiannual Report 2017	105

Financial Highlights
Columbia Capital Allocation Moderate Portfolio
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class A
7/31/2017 (c)	$10.99	0.06	0.78	0.84	(0.06)	(0.24)
1/31/2017	$10.34	0.18	0.95	1.13	(0.21)	(0.27)
1/31/2016	$11.50	0.19	(0.49)	(0.30)	(0.22)	(0.64)
1/31/2015	$12.00	0.18	0.63	0.81	(0.24)	(1.07)
1/31/2014	$11.61	0.20	0.86	1.06	(0.31)	(0.36)
1/31/2013	$10.75	0.22	0.93	1.15	(0.29)	—
Class B
7/31/2017 (c)	$10.93	0.02	0.78	0.80	(0.02)	(0.24)
1/31/2017	$10.29	0.08	0.96	1.04	(0.13)	(0.27)
1/31/2016	$11.44	0.09	(0.46)	(0.37)	(0.14)	(0.64)
1/31/2015	$11.94	0.08	0.64	0.72	(0.15)	(1.07)
1/31/2014	$11.55	0.10	0.87	0.97	(0.22)	(0.36)
1/31/2013	$10.70	0.13	0.93	1.06	(0.21)	—
Class C
7/31/2017 (c)	$10.91	0.02	0.77	0.79	(0.02)	(0.24)
1/31/2017	$10.27	0.10	0.94	1.04	(0.13)	(0.27)
1/31/2016	$11.41	0.11	(0.47)	(0.36)	(0.14)	(0.64)
1/31/2015	$11.92	0.09	0.62	0.71	(0.15)	(1.07)
1/31/2014	$11.53	0.11	0.86	0.97	(0.22)	(0.36)
1/31/2013	$10.69	0.14	0.91	1.05	(0.21)	—
Class K
7/31/2017 (c)	$10.98	0.06	0.78	0.84	(0.06)	(0.24)
1/31/2017	$10.33	0.15	0.99	1.14	(0.22)	(0.27)
1/31/2016	$11.49	0.20	(0.49)	(0.29)	(0.23)	(0.64)
1/31/2015	$11.99	0.19	0.63	0.82	(0.25)	(1.07)
1/31/2014	$11.60	0.21	0.86	1.07	(0.32)	(0.36)
1/31/2013	$10.74	0.21	0.95	1.16	(0.30)	—
Class R
7/31/2017 (c)	$10.96	0.05	0.77	0.82	(0.04)	(0.24)
1/31/2017	$10.32	0.16	0.93	1.09	(0.18)	(0.27)
1/31/2016	$11.47	0.16	(0.47)	(0.31)	(0.20)	(0.64)
1/31/2015	$11.97	0.15	0.63	0.78	(0.21)	(1.07)
1/31/2014	$11.58	0.23	0.80	1.03	(0.28)	(0.36)
1/31/2013	$10.74	0.18	0.93	1.11	(0.27)	—
Class R4
7/31/2017 (c)	$10.87	0.07	0.77	0.84	(0.07)	(0.24)
1/31/2017	$10.24	0.21	0.93	1.14	(0.24)	(0.27)
1/31/2016	$11.39	0.28	(0.54)	(0.26)	(0.25)	(0.64)
1/31/2015	$11.90	0.26	0.57	0.83	(0.27)	(1.07)
1/31/2014 (f)	$11.82	0.18	0.53	0.71	(0.27)	(0.36)
The accompanying Notes to Financial Statements are an integral part of this statement.
106	Columbia Capital Allocation Portfolios | Semiannual Report 2017

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.30)	$11.53	7.68%	0.45% (d)	0.45% (d),(e)	1.07% (d)	3%	$1,331,024
(0.48)	$10.99	11.19%	0.44%	0.44% (e)	1.64%	10%	$1,309,998
(0.86)	$10.34	(2.89%)	0.46%	0.46% (e)	1.68%	17%	$1,295,482
(1.31)	$11.50	6.77%	0.48%	0.48% (e)	1.49%	16%	$1,437,972
(0.67)	$12.00	9.26%	0.46%	0.46% (e)	1.64%	23%	$1,425,904
(0.29)	$11.61	10.87%	0.46%	0.46% (e)	1.98%	23%	$1,331,311

(0.26)	$11.47	7.32%	1.21% (d)	1.21% (d),(e)	0.27% (d)	3%	$3
(0.40)	$10.93	10.32%	1.19%	1.19% (e)	0.78%	10%	$13,398
(0.78)	$10.29	(3.56%)	1.21%	1.21% (e)	0.80%	17%	$23,991
(1.22)	$11.44	6.00%	1.23%	1.23% (e)	0.66%	16%	$47,829
(0.58)	$11.94	8.47%	1.21%	1.21% (e)	0.81%	23%	$71,473
(0.21)	$11.55	9.99%	1.20%	1.20% (e)	1.17%	23%	$94,225

(0.26)	$11.44	7.24%	1.20% (d)	1.20% (d),(e)	0.32% (d)	3%	$190,861
(0.40)	$10.91	10.34%	1.19%	1.19% (e)	0.90%	10%	$186,170
(0.78)	$10.27	(3.48%)	1.21%	1.21% (e)	0.95%	17%	$178,548
(1.22)	$11.41	5.92%	1.23%	1.23% (e)	0.77%	16%	$180,143
(0.58)	$11.92	8.51%	1.21%	1.21% (e)	0.92%	23%	$162,357
(0.21)	$11.53	9.95%	1.21%	1.21% (e)	1.25%	23%	$132,770

(0.30)	$11.52	7.71%	0.42% (d)	0.42% (d)	1.11% (d)	3%	$103
(0.49)	$10.98	11.26%	0.39%	0.39%	1.43%	10%	$87
(0.87)	$10.33	(2.83%)	0.40%	0.40%	1.76%	17%	$291
(1.32)	$11.49	6.88%	0.40%	0.40%	1.55%	16%	$292
(0.68)	$11.99	9.39%	0.36%	0.36%	1.77%	23%	$359
(0.30)	$11.60	10.94%	0.34%	0.34%	1.93%	23%	$298

(0.28)	$11.50	7.56%	0.70% (d)	0.70% (d),(e)	0.82% (d)	3%	$2,461
(0.45)	$10.96	10.84%	0.69%	0.69% (e)	1.48%	10%	$2,282
(0.84)	$10.32	(3.06%)	0.71%	0.71% (e)	1.37%	17%	$1,342
(1.28)	$11.47	6.52%	0.73%	0.73% (e)	1.29%	16%	$1,610
(0.64)	$11.97	9.02%	0.72%	0.72% (e)	1.92%	23%	$1,147
(0.27)	$11.58	10.46%	0.70%	0.70% (e)	1.67%	23%	$138

(0.31)	$11.40	7.80%	0.20% (d)	0.20% (d),(e)	1.33% (d)	3%	$650
(0.51)	$10.87	11.39%	0.19%	0.19% (e)	1.98%	10%	$355
(0.89)	$10.24	(2.58%)	0.21%	0.21% (e)	2.61%	17%	$202
(1.34)	$11.39	7.06%	0.23%	0.23% (e)	2.22%	16%	$29
(0.63)	$11.90	6.11%	0.21% (d)	0.21% (d),(e)	2.36% (d)	23%	$3
Columbia Capital Allocation Portfolios | Semiannual Report 2017	107

Financial Highlights  (continued)
Columbia Capital Allocation Moderate Portfolio
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class R5
7/31/2017 (c)	$10.87	0.08	0.76	0.84	(0.07)	(0.24)
1/31/2017	$10.23	0.21	0.94	1.15	(0.24)	(0.27)
1/31/2016	$11.39	0.51	(0.77)	(0.26)	(0.26)	(0.64)
1/31/2015	$11.90	0.39	0.46	0.85	(0.29)	(1.07)
1/31/2014 (g)	$11.82	0.19	0.53	0.72	(0.28)	(0.36)
Class Y
7/31/2017 (c)	$10.87	0.08	0.77	0.85	(0.08)	(0.24)
1/31/2017	$10.23	0.23	0.93	1.16	(0.25)	(0.27)
1/31/2016	$11.38	0.16	(0.40)	(0.24)	(0.27)	(0.64)
1/31/2015	$11.90	0.23	0.61	0.84	(0.29)	(1.07)
1/31/2014 (h)	$11.82	0.19	0.54	0.73	(0.29)	(0.36)
Class Z
7/31/2017 (c)	$10.98	0.08	0.77	0.85	(0.07)	(0.24)
1/31/2017	$10.33	0.22	0.94	1.16	(0.24)	(0.27)
1/31/2016	$11.49	0.22	(0.49)	(0.27)	(0.25)	(0.64)
1/31/2015	$11.99	0.21	0.63	0.84	(0.27)	(1.07)
1/31/2014	$11.59	0.23	0.87	1.10	(0.34)	(0.36)
1/31/2013	$10.75	0.28	0.88	1.16	(0.32)	—

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	For the six months ended July 31, 2017 (unaudited).
(d)	Annualized.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Class R4 shares commenced operations on June 13, 2013. Per share data and total return reflect activity from that date.
(g)	Class R5 shares commenced operations on June 13, 2013. Per share data and total return reflect activity from that date.
(h)	Class Y shares commenced operations on June 13, 2013. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
108	Columbia Capital Allocation Portfolios | Semiannual Report 2017

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.31)	$11.40	7.83%	0.17% (d)	0.17% (d)	1.37% (d)	3%	$8,379
(0.51)	$10.87	11.55%	0.14%	0.14%	1.94%	10%	$5,521
(0.90)	$10.23	(2.61%)	0.15%	0.15%	4.80%	17%	$3,803
(1.36)	$11.39	7.21%	0.16%	0.16%	3.39%	16%	$78
(0.64)	$11.90	6.21%	0.11% (d)	0.11% (d)	2.51% (d)	23%	$3

(0.32)	$11.40	7.85%	0.11% (d)	0.11% (d)	1.41% (d)	3%	$4,816
(0.52)	$10.87	11.61%	0.09%	0.09%	2.15%	10%	$3,459
(0.91)	$10.23	(2.42%)	0.09%	0.09%	1.59%	17%	$368
(1.36)	$11.38	7.16%	0.06%	0.06%	1.92%	16%	$2
(0.65)	$11.90	6.25%	0.07% (d)	0.07% (d)	2.56% (d)	23%	$3

(0.31)	$11.52	7.81%	0.20% (d)	0.20% (d),(e)	1.36% (d)	3%	$22,283
(0.51)	$10.98	11.48%	0.19%	0.19% (e)	2.02%	10%	$4,598
(0.89)	$10.33	(2.65%)	0.21%	0.21% (e)	1.92%	17%	$2,443
(1.34)	$11.49	7.05%	0.23%	0.23% (e)	1.77%	16%	$2,989
(0.70)	$11.99	9.65%	0.21%	0.21% (e)	1.90%	23%	$3,352
(0.32)	$11.59	10.98%	0.22%	0.22% (e)	2.54%	23%	$2,544
Columbia Capital Allocation Portfolios | Semiannual Report 2017	109

Financial Highlights
Columbia Capital Allocation Moderate Aggressive Portfolio
Year ended (except as noted)	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class A
7/31/2017 (c)	$12.00	0.04	1.07	1.11	(0.03)	(0.31)
1/31/2017	$11.15	0.15	1.30	1.45	(0.16)	(0.44)
1/31/2016	$12.45	0.18	(0.55)	(0.37)	(0.22)	(0.71)
1/31/2015	$13.01	0.16	0.76	0.92	(0.25)	(1.23)
1/31/2014	$12.04	0.18	1.21	1.39	(0.25)	(0.17)
1/31/2013	$11.30	0.18	1.07	1.25	(0.22)	(0.29)
Class B
7/31/2017 (c)	$11.83	(0.01)	1.07	1.06	—	(0.31)
1/31/2017	$11.02	0.04	1.30	1.34	(0.09)	(0.44)
1/31/2016	$12.32	0.06	(0.52)	(0.46)	(0.13)	(0.71)
1/31/2015	$12.89	0.05	0.77	0.82	(0.16)	(1.23)
1/31/2014	$11.94	0.07	1.21	1.28	(0.16)	(0.17)
1/31/2013	$11.21	0.07	1.08	1.15	(0.13)	(0.29)
Class C
7/31/2017 (c)	$12.04	(0.01)	1.07	1.06	—	(0.31)
1/31/2017	$11.21	0.07	1.29	1.36	(0.09)	(0.44)
1/31/2016	$12.51	0.09	(0.55)	(0.46)	(0.13)	(0.71)
1/31/2015	$13.07	0.06	0.77	0.83	(0.16)	(1.23)
1/31/2014	$12.11	0.08	1.21	1.29	(0.16)	(0.17)
1/31/2013	$11.36	0.09	1.08	1.17	(0.13)	(0.29)
Class K
7/31/2017 (c)	$11.95	0.04	1.08	1.12	(0.04)	(0.31)
1/31/2017	$11.12	0.09	1.35	1.44	(0.17)	(0.44)
1/31/2016	$12.42	0.19	(0.55)	(0.36)	(0.23)	(0.71)
1/31/2015	$12.98	0.18	0.75	0.93	(0.26)	(1.23)
1/31/2014 (g)	$12.07	0.18	1.17	1.35	(0.27)	(0.17)
Class R
7/31/2017 (c)	$11.99	0.02	1.07	1.09	(0.02)	(0.31)
1/31/2017	$11.14	0.13	1.29	1.42	(0.13)	(0.44)
1/31/2016	$12.44	0.14	(0.54)	(0.40)	(0.19)	(0.71)
1/31/2015	$12.99	0.13	0.76	0.89	(0.21)	(1.23)
1/31/2014	$12.03	0.13	1.22	1.35	(0.22)	(0.17)
1/31/2013	$11.29	0.15	1.07	1.22	(0.19)	(0.29)
Class R4
7/31/2017 (c)	$12.10	0.05	1.08	1.13	(0.05)	(0.31)
1/31/2017	$11.23	0.19	1.30	1.49	(0.18)	(0.44)
1/31/2016	$12.54	0.21	(0.56)	(0.35)	(0.25)	(0.71)
1/31/2015	$13.08	0.53	0.44	0.97	(0.28)	(1.23)
1/31/2014	$12.11	0.18	1.25	1.43	(0.29)	(0.17)
1/31/2013 (h)	$11.71	0.11	0.65	0.76	(0.14)	(0.22)
The accompanying Notes to Financial Statements are an integral part of this statement.
110	Columbia Capital Allocation Portfolios | Semiannual Report 2017

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.34)	$12.77	9.34%	0.51% (d)	0.51% (d),(e)	0.61% (d)	4%	$1,735,994
(0.60)	$12.00	13.24%	0.47% (f)	0.47% (e),(f)	1.30%	9%	$1,671,442
(0.93)	$11.15	(3.42%)	0.52%	0.52% (e)	1.42%	16%	$1,646,276
(1.48)	$12.45	7.03%	0.52%	0.52% (e)	1.22%	20%	$1,815,185
(0.42)	$13.01	11.67%	0.50%	0.50% (e)	1.38%	22%	$1,805,239
(0.51)	$12.04	11.28%	0.53%	0.53% (e)	1.51%	34%	$679,109

(0.31)	$12.58	8.99%	1.26% (d)	1.26% (d),(e)	(0.18%) (d)	4%	$3
(0.53)	$11.83	12.39%	1.23% (f)	1.23% (e),(f)	0.38%	9%	$15,430
(0.84)	$11.02	(4.15%)	1.27%	1.27% (e)	0.53%	16%	$31,228
(1.39)	$12.32	6.32%	1.27%	1.27% (e)	0.37%	20%	$61,673
(0.33)	$12.89	10.78%	1.25%	1.25% (e)	0.53%	22%	$92,956
(0.42)	$11.94	10.45%	1.27%	1.27% (e)	0.65%	34%	$53,009

(0.31)	$12.79	8.83%	1.26% (d)	1.26% (d),(e)	(0.14%) (d)	4%	$206,199
(0.53)	$12.04	12.36%	1.22% (f)	1.22% (e),(f)	0.55%	9%	$216,271
(0.84)	$11.21	(4.08%)	1.27%	1.27% (e)	0.69%	16%	$206,181
(1.39)	$12.51	6.30%	1.27%	1.27% (e)	0.49%	20%	$213,166
(0.33)	$13.07	10.71%	1.25%	1.25% (e)	0.63%	22%	$198,837
(0.42)	$12.11	10.49%	1.28%	1.28% (e)	0.75%	34%	$84,349

(0.35)	$12.72	9.43%	0.44% (d)	0.44% (d)	0.64% (d)	4%	$3
(0.61)	$11.95	13.21%	0.42% (f)	0.42% (f)	0.80%	9%	$2
(0.94)	$11.12	(3.32%)	0.41%	0.41%	1.53%	16%	$90
(1.49)	$12.42	7.17%	0.41%	0.41%	1.34%	20%	$98
(0.44)	$12.98	11.31%	0.38% (d)	0.38% (d)	1.57% (d)	22%	$105

(0.33)	$12.75	9.12%	0.76% (d)	0.76% (d),(e)	0.37% (d)	4%	$4,691
(0.57)	$11.99	12.97%	0.72% (f)	0.72% (e),(f)	1.10%	9%	$3,743
(0.90)	$11.14	(3.67%)	0.77%	0.77% (e)	1.11%	16%	$3,556
(1.44)	$12.44	6.86%	0.77%	0.77% (e)	1.01%	20%	$4,270
(0.39)	$12.99	11.31%	0.75%	0.75% (e)	1.02%	22%	$4,347
(0.48)	$12.03	11.01%	0.78%	0.78% (e)	1.26%	34%	$4,664

(0.36)	$12.87	9.39%	0.26% (d)	0.26% (d),(e)	0.89% (d)	4%	$6,813
(0.62)	$12.10	13.61%	0.22% (f)	0.22% (e),(f)	1.62%	9%	$2,128
(0.96)	$11.23	(3.23%)	0.27%	0.27% (e)	1.72%	16%	$1,119
(1.51)	$12.54	7.41%	0.29%	0.29% (e)	4.16%	20%	$1,054
(0.46)	$13.08	11.95%	0.22%	0.22% (e)	1.39%	22%	$7
(0.36)	$12.11	6.60%	0.24% (d)	0.24% (d),(e)	3.98% (d)	34%	$3
Columbia Capital Allocation Portfolios | Semiannual Report 2017	111

Financial Highlights  (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio
Year ended (except as noted)	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class R5
7/31/2017 (c)	$12.09	0.06	1.07	1.13	(0.05)	(0.31)
1/31/2017	$11.23	0.20	1.30	1.50	(0.20)	(0.44)
1/31/2016	$12.53	0.38	(0.71)	(0.33)	(0.26)	(0.71)
1/31/2015	$13.08	0.21	0.77	0.98	(0.30)	(1.23)
1/31/2014	$12.11	0.33	1.12	1.45	(0.31)	(0.17)
1/31/2013 (i)	$11.71	0.11	0.66	0.77	(0.15)	(0.22)
Class V
7/31/2017 (c)	$12.00	0.04	1.07	1.11	(0.03)	(0.31)
1/31/2017	$11.15	0.15	1.30	1.45	(0.16)	(0.44)
1/31/2016	$12.45	0.18	(0.55)	(0.37)	(0.22)	(0.71)
1/31/2015	$13.00	0.16	0.76	0.92	(0.24)	(1.23)
1/31/2014	$12.04	0.16	1.22	1.38	(0.25)	(0.17)
1/31/2013	$11.30	0.17	1.07	1.24	(0.21)	(0.29)
Class Y
7/31/2017 (c)	$11.84	0.06	1.05	1.11	(0.05)	(0.31)
1/31/2017	$11.01	0.21	1.26	1.47	(0.20)	(0.44)
1/31/2016	$12.31	0.13	(0.45)	(0.32)	(0.27)	(0.71)
1/31/2015	$12.87	0.21	0.76	0.97	(0.30)	(1.23)
1/31/2014 (j)	$12.35	0.18	0.78	0.96	(0.27)	(0.17)
Class Z
7/31/2017 (c)	$11.98	0.05	1.07	1.12	(0.05)	(0.31)
1/31/2017	$11.13	0.18	1.29	1.47	(0.18)	(0.44)
1/31/2016	$12.44	0.21	(0.56)	(0.35)	(0.25)	(0.71)
1/31/2015	$12.99	0.19	0.77	0.96	(0.28)	(1.23)
1/31/2014	$12.03	0.19	1.23	1.42	(0.29)	(0.17)
1/31/2013	$11.29	0.20	1.08	1.28	(0.25)	(0.29)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	For the six months ended July 31, 2017 (unaudited).
(d)	Annualized.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Expenses have been reduced due to a reimbursement of expenses overbilled by a third party. If the reimbursement had been excluded, the expense ratios would have been higher by the percentages shown for each class in the table below. All fee waivers and expense reimbursements by the Investment Manager and its affiliates were applied before giving effect to this third party reimbursement.

	Class A	Class B	Class C	Class K	Class R	Class R4	Class R5	Class V	Class Y	Class Z
01/31/2017	0.04%	0.03%	0.04%	0.01%	0.04%	0.04%	0.04%	0.04%	0.05%	0.04%

(g)	Class K shares commenced operations on February 28, 2013. Per share data and total return reflect activity from that date.
(h)	Class R4 shares commenced operations on November 8, 2012. Per share data and total return reflect activity from that date.
(i)	Class R5 shares commenced operations on November 8, 2012. Per share data and total return reflect activity from that date.
(j)	Class Y shares commenced operations on June 13, 2013. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
112	Columbia Capital Allocation Portfolios | Semiannual Report 2017

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.36)	$12.86	9.44%	0.19% (d)	0.19% (d)	0.93% (d)	4%	$6,799
(0.64)	$12.09	13.63%	0.13% (f)	0.13% (f)	1.68%	9%	$5,706
(0.97)	$11.23	(3.05%)	0.17%	0.17%	3.15%	16%	$3,537
(1.53)	$12.53	7.46%	0.16%	0.16%	1.62%	20%	$648
(0.48)	$13.08	12.07%	0.18%	0.18%	2.56%	22%	$577
(0.37)	$12.11	6.64%	0.12% (d)	0.12% (d)	4.10% (d)	34%	$3

(0.34)	$12.77	9.34%	0.51% (d)	0.51% (d),(e)	0.61% (d)	4%	$89,338
(0.60)	$12.00	13.24%	0.47% (f)	0.47% (e),(f)	1.30%	9%	$86,404
(0.93)	$11.15	(3.42%)	0.52%	0.52% (e)	1.42%	16%	$85,135
(1.47)	$12.45	7.07%	0.56%	0.54% (e)	1.20%	20%	$97,408
(0.42)	$13.00	11.52%	0.55%	0.55% (e)	1.24%	22%	$101,766
(0.50)	$12.04	11.23%	0.58%	0.58% (e)	1.46%	34%	$100,955

(0.36)	$12.59	9.49%	0.14% (d)	0.14% (d)	0.99% (d)	4%	$2,297
(0.64)	$11.84	13.68%	0.07% (f)	0.07% (f)	1.81%	9%	$1,128
(0.98)	$11.01	(3.09%)	0.12%	0.12%	1.16%	16%	$379
(1.53)	$12.31	7.58%	0.09%	0.09%	1.64%	20%	$2
(0.44)	$12.87	7.88%	0.07% (d)	0.07% (d)	2.22% (d)	22%	$3

(0.36)	$12.74	9.40%	0.26% (d)	0.26% (d),(e)	0.87% (d)	4%	$138,069
(0.62)	$11.98	13.55%	0.22% (f)	0.22% (e),(f)	1.55%	9%	$119,833
(0.96)	$11.13	(3.26%)	0.27%	0.27% (e)	1.67%	16%	$113,846
(1.51)	$12.44	7.40%	0.27%	0.27% (e)	1.47%	20%	$128,314
(0.46)	$12.99	11.87%	0.25%	0.25% (e)	1.49%	22%	$128,234
(0.54)	$12.03	11.57%	0.28%	0.28% (e)	1.72%	34%	$147,433
Columbia Capital Allocation Portfolios | Semiannual Report 2017	113

Financial Highlights
Columbia Capital Allocation Aggressive Portfolio
Year ended (except as noted)	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class A
7/31/2017 (c)	$12.11	0.01	1.30	1.31	—	(0.35)
1/31/2017	$11.08	0.13	1.49	1.62	(0.14)	(0.45)
1/31/2016	$12.54	0.15	(0.57)	(0.42)	(0.19)	(0.85)
1/31/2015	$12.82	0.12	0.86	0.98	(0.30)	(0.96)
1/31/2014	$11.41	0.12	1.53	1.65	(0.24)	—
1/31/2013	$10.19	0.13	1.25	1.38	(0.16)	—
Class B
7/31/2017 (c)	$12.08	(0.03)	1.29	1.26	—	(0.35)
1/31/2017	$11.07	0.02	1.50	1.52	(0.06)	(0.45)
1/31/2016	$12.53	0.03	(0.53)	(0.50)	(0.11)	(0.85)
1/31/2015	$12.81	0.01	0.87	0.88	(0.20)	(0.96)
1/31/2014	$11.41	0.02	1.53	1.55	(0.15)	—
1/31/2013	$10.17	0.04	1.26	1.30	(0.06)	—
Class C
7/31/2017 (c)	$11.85	(0.03)	1.27	1.24	—	(0.35)
1/31/2017	$10.87	0.04	1.45	1.49	(0.06)	(0.45)
1/31/2016	$12.32	0.06	(0.55)	(0.49)	(0.11)	(0.85)
1/31/2015	$12.62	0.03	0.83	0.86	(0.20)	(0.96)
1/31/2014	$11.24	0.03	1.50	1.53	(0.15)	—
1/31/2013	$10.04	0.05	1.24	1.29	(0.09)	—
Class K
7/31/2017 (c)	$12.14	0.02	1.30	1.32	—	(0.35)
1/31/2017	$11.11	0.14	1.48	1.62	(0.14)	(0.45)
1/31/2016	$12.56	0.16	(0.56)	(0.40)	(0.20)	(0.85)
1/31/2015	$12.84	0.10	0.89	0.99	(0.31)	(0.96)
1/31/2014	$11.43	0.14	1.52	1.66	(0.25)	—
1/31/2013	$10.20	0.15	1.25	1.40	(0.17)	—
Class R
7/31/2017 (c)	$12.02	(0.00) (f)	1.29	1.29	—	(0.35)
1/31/2017	$11.01	0.14	1.43	1.57	(0.11)	(0.45)
1/31/2016	$12.46	0.12	(0.56)	(0.44)	(0.16)	(0.85)
1/31/2015	$12.75	0.10	0.83	0.93	(0.26)	(0.96)
1/31/2014	$11.35	0.14	1.47	1.61	(0.21)	—
1/31/2013	$10.16	0.11	1.24	1.35	(0.16)	—
Class R4
7/31/2017 (c)	$11.89	0.03	1.27	1.30	—	(0.35)
1/31/2017	$10.89	0.15	1.46	1.61	(0.16)	(0.45)
1/31/2016	$12.34	0.24	(0.61)	(0.37)	(0.23)	(0.85)
1/31/2015	$12.63	0.54	0.46	1.00	(0.33)	(0.96)
1/31/2014 (g)	$11.82	0.20	0.88	1.08	(0.27)	—
The accompanying Notes to Financial Statements are an integral part of this statement.
114	Columbia Capital Allocation Portfolios | Semiannual Report 2017

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.35)	$13.07	10.90%	0.51% (d)	0.51% (d),(e)	0.24% (d)	6%	$617,166
(0.59)	$12.11	14.95%	0.50%	0.50% (e)	1.06%	12%	$582,182
(1.04)	$11.08	(3.92%)	0.51%	0.51% (e)	1.18%	12%	$549,678
(1.26)	$12.54	7.50%	0.54%	0.54% (e)	0.92%	27%	$577,868
(0.24)	$12.82	14.41%	0.52%	0.52% (e)	0.98%	29%	$554,189
(0.16)	$11.41	13.63%	0.52%	0.51% (e)	1.25%	21%	$495,722

(0.35)	$12.99	10.51%	1.26% (d)	1.26% (d),(e)	(0.54%) (d)	6%	$3
(0.51)	$12.08	14.03%	1.25%	1.25% (e)	0.16%	12%	$6,938
(0.96)	$11.07	(4.60%)	1.25%	1.25% (e)	0.26%	12%	$11,970
(1.16)	$12.53	6.72%	1.28%	1.28% (e)	0.04%	27%	$22,043
(0.15)	$12.81	13.54%	1.27%	1.27% (e)	0.14%	29%	$31,473
(0.06)	$11.41	12.80%	1.26%	1.26% (e)	0.41%	21%	$39,020

(0.35)	$12.74	10.55%	1.26% (d)	1.26% (d),(e)	(0.51%) (d)	6%	$80,102
(0.51)	$11.85	14.01%	1.25%	1.25% (e)	0.33%	12%	$75,648
(0.96)	$10.87	(4.60%)	1.25%	1.25% (e)	0.46%	12%	$66,938
(1.16)	$12.32	6.66%	1.29%	1.29% (e)	0.22%	27%	$62,488
(0.15)	$12.62	13.56%	1.27%	1.27% (e)	0.27%	29%	$50,676
(0.09)	$11.24	12.86%	1.27%	1.26% (e)	0.52%	21%	$38,461

(0.35)	$13.11	10.96%	0.45% (d)	0.45% (d)	0.30% (d)	6%	$86
(0.59)	$12.14	14.98%	0.43%	0.43%	1.19%	12%	$73
(1.05)	$11.11	(3.76%)	0.43%	0.43%	1.25%	12%	$57
(1.27)	$12.56	7.60%	0.43%	0.43%	0.72%	27%	$68
(0.25)	$12.84	14.52%	0.40%	0.40%	1.13%	29%	$152
(0.17)	$11.43	13.84%	0.37%	0.37%	1.37%	21%	$126

(0.35)	$12.96	10.82%	0.76% (d)	0.76% (d),(e)	(0.01%) (d)	6%	$2,280
(0.56)	$12.02	14.61%	0.75%	0.75% (e)	1.22%	12%	$2,099
(1.01)	$11.01	(4.09%)	0.76%	0.76% (e)	0.97%	12%	$1,029
(1.22)	$12.46	7.19%	0.79%	0.79% (e)	0.72%	27%	$912
(0.21)	$12.75	14.13%	0.78%	0.78% (e)	1.12%	29%	$644
(0.16)	$11.35	13.38%	0.79%	0.76% (e)	1.03%	21%	$182

(0.35)	$12.84	11.02%	0.26% (d)	0.26% (d),(e)	0.48% (d)	6%	$1,091
(0.61)	$11.89	15.20%	0.25%	0.25% (e)	1.27%	12%	$1,242
(1.08)	$10.89	(3.65%)	0.26%	0.26% (e)	1.97%	12%	$779
(1.29)	$12.34	7.78%	0.28%	0.28% (e)	4.28%	27%	$497
(0.27)	$12.63	9.08%	0.29% (d)	0.29% (d),(e)	2.54% (d)	29%	$26
Columbia Capital Allocation Portfolios | Semiannual Report 2017	115

Financial Highlights  (continued)
Columbia Capital Allocation Aggressive Portfolio
Year ended (except as noted)	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class R5
7/31/2017 (c)	$11.88	0.03	1.28	1.31	—	(0.35)
1/31/2017	$10.88	0.17	1.45	1.62	(0.17)	(0.45)
1/31/2016	$12.33	0.31	(0.68)	(0.37)	(0.23)	(0.85)
1/31/2015	$12.63	0.16	0.85	1.01	(0.35)	(0.96)
1/31/2014 (h)	$11.82	0.04	1.06	1.10	(0.29)	—
Class Y
7/31/2017 (c)	$11.88	0.04	1.27	1.31	—	(0.35)
1/31/2017	$10.87	0.19	1.45	1.64	(0.18)	(0.45)
1/31/2016	$12.32	0.08	(0.44)	(0.36)	(0.24)	(0.85)
1/31/2015	$12.62	0.17	0.84	1.01	(0.35)	(0.96)
1/31/2014 (i)	$11.82	0.15	0.95	1.10	(0.30)	—
Class Z
7/31/2017 (c)	$12.06	0.03	1.29	1.32	—	(0.35)
1/31/2017	$11.03	0.16	1.48	1.64	(0.16)	(0.45)
1/31/2016	$12.49	0.19	(0.58)	(0.39)	(0.22)	(0.85)
1/31/2015	$12.78	0.17	0.83	1.00	(0.33)	(0.96)
1/31/2014	$11.36	0.19	1.50	1.69	(0.27)	—
1/31/2013	$10.16	0.21	1.19	1.40	(0.20)	—

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	For the six months ended July 31, 2017 (unaudited).
(d)	Annualized.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Rounds to zero.
(g)	Class R4 shares commenced operations on June 13, 2013. Per share data and total return reflect activity from that date.
(h)	Class R5 shares commenced operations on June 13, 2013. Per share data and total return reflect activity from that date.
(i)	Class Y shares commenced operations on June 13, 2013. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
116	Columbia Capital Allocation Portfolios | Semiannual Report 2017

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.35)	$12.84	11.11%	0.20% (d)	0.20% (d)	0.55% (d)	6%	$2,099
(0.62)	$11.88	15.28%	0.18%	0.18%	1.49%	12%	$1,638
(1.08)	$10.88	(3.58%)	0.18%	0.18%	2.61%	12%	$1,041
(1.31)	$12.33	7.83%	0.18%	0.18%	1.22%	27%	$381
(0.29)	$12.63	9.27%	0.19% (d)	0.19% (d)	0.47% (d)	29%	$385

(0.35)	$12.84	11.11%	0.14% (d)	0.14% (d)	0.66% (d)	6%	$3,790
(0.63)	$11.88	15.44%	0.13%	0.13%	1.66%	12%	$2,111
(1.09)	$10.87	(3.54%)	0.15%	0.15%	0.69%	12%	$214
(1.31)	$12.32	7.88%	0.14%	0.14%	1.30%	27%	$2
(0.30)	$12.62	9.23%	0.06% (d)	0.06% (d)	1.95% (d)	29%	$3

(0.35)	$13.03	11.03%	0.26% (d)	0.26% (d),(e)	0.50% (d)	6%	$16,161
(0.61)	$12.06	15.27%	0.25%	0.25% (e)	1.39%	12%	$3,329
(1.07)	$11.03	(3.69%)	0.26%	0.26% (e)	1.55%	12%	$1,809
(1.29)	$12.49	7.70%	0.29%	0.29% (e)	1.30%	27%	$1,433
(0.27)	$12.78	14.82%	0.28%	0.28% (e)	1.51%	29%	$951
(0.20)	$11.36	13.87%	0.28%	0.26% (e)	2.00%	21%	$413
Columbia Capital Allocation Portfolios | Semiannual Report 2017	117

Notes to Financial Statements
July 31, 2017 (Unaudited)
Note 1. Organization
Columbia Funds Series Trust and Columbia Funds Series Trust II, (each, a Trust and collectively, the Trusts) are registered under the Investment Company Act of 1940, as amended (the 1940 Act), as open-end management investment companies. Columbia Funds Series Trust is organized as a Delaware statutory trust and Columbia Funds Series Trust II is organized as a Massachusetts business trust.
Information presented in these financial statements pertains to the following series of the Trusts (each, a Fund and collectively, the Funds): Columbia Capital Allocation Moderate Conservative Portfolio and Columbia Capital Allocation Moderate Aggressive Portfolio, each a series of Columbia Funds Series Trust, and Columbia Capital Allocation Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio and Columbia Capital Allocation Aggressive Portfolio, each a series of Columbia Funds Series Trust II. Each Fund currently operates as a diversified fund.
Each Fund is a “fund-of-funds”, investing significantly in affiliated funds managed by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), or its affiliates, as well as third-party advised (unaffiliated) funds, including exchange-traded funds (collectively, Underlying Funds).
For information on the Underlying Funds, please refer to the Fund’s current prospectus and the prospectuses of the Underlying Funds, which are available, free of charge, from the Securities and Exchange Commission website, www.sec.gov.
Fund shares
Each Trust may issue an unlimited number of shares (without par value) that can be allocated among the separate series as designated by the Board of Trustees.
Columbia Capital Allocation Conservative Portfolio, Columbia Capital Allocation Moderate Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio and Columbia Capital Allocation Aggressive Portfolio each offers Class A, Class B, Class C, Class K, Class R, Class R4, Class R5, Class Y and Class Z shares. Columbia Capital Allocation Moderate Aggressive Portfolio offers Class A, Class B, Class C, Class K, Class R, Class R4, Class R5, Class V, Class Y and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trusts’ organizational documents and by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges.
Class A shares are subject to a maximum front-end sales charge of 4.75% for Columbia Capital Allocation Conservative Portfolio. Class A shares of Columbia Capital Allocation Moderate Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio, Columbia Capital Allocation Moderate Aggressive Portfolio and Columbia Capital Allocation Aggressive Portfolio are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.
When available, Class B shares were subject to a maximum CDSC of 5% based upon the holding period after purchase. However, as of July 31, 2017 the Fund’s Class B investors, having held their shares for the requisite time period, were no longer subject to a CDSC upon redemption of their shares. Effective July 17, 2017, Class B shares were automatically converted to Class A shares, and the Fund no longer accepts investments by new or existing investors in Class B shares. On August 4, 2017, the capital owned by Columbia Management Investment Advisers, LLC in Class B shares was redeemed.
Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.
Class K shares are not subject to sales charges, however this share class is closed to new investors.
Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund’s prospectus.
118	Columbia Capital Allocation Portfolios | Semiannual Report 2017

Notes to Financial Statements  (continued)
July 31, 2017 (Unaudited)
Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus.
Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.
Class V shares are subject to a maximum front-end sales charge of 5.75% based on the investment amount. Class V shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a CDSC if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase. Class V shares are available only to investors who received (and who have continuously held) Class V shares in connection with previous fund reorganizations.
Class Y shares are not subject to sales charges and are generally available only to certain retirement plans as described in the Fund’s prospectus.
Class Z shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
Each Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Investments in the Underlying Funds are valued at the net asset value of the applicable class of the Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
Columbia Capital Allocation Portfolios | Semiannual Report 2017	119

Notes to Financial Statements  (continued)
July 31, 2017 (Unaudited)
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Funds do not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
Certain Funds invest in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables
120	Columbia Capital Allocation Portfolios | Semiannual Report 2017

Notes to Financial Statements  (continued)
July 31, 2017 (Unaudited)
with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities, to shift foreign currency exposure back to U.S. dollars, to shift investment exposure from one currency to another, to shift U.S. dollar exposure to achieve a representative weighted mix of major currencies in its benchmark and to recover an underweight country exposure in its portfolio. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to produce incremental earnings, to manage the duration and yield curve exposure of the Fund versus the benchmark, to manage exposure to movements in interest rates, to manage exposure to the securities market and to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Columbia Capital Allocation Portfolios | Semiannual Report 2017	121

Notes to Financial Statements  (continued)
July 31, 2017 (Unaudited)
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the CCP in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. Unlike a bilateral swap contract, for centrally cleared swap contracts, the Fund has minimal credit exposure to the FCM because the CCP stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the FCM or CCP may not fulfill its obligation under the contract.
Credit default swap contracts
The Fund entered into credit default swap contracts to increase or decrease its credit exposure to an index and increase or decrease its credit exposure to a specific debt security or a basket of debt securities, as a protection buyer to reduce overall credit exposure. These instruments may be used for other purposes in future periods. Credit default swap contracts are agreements in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the
122	Columbia Capital Allocation Portfolios | Semiannual Report 2017

Notes to Financial Statements  (continued)
July 31, 2017 (Unaudited)
value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or premiums received upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.
As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
Any premium paid or received by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.
Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Funds, including: the fair value of derivatives by risk category and the location of those fair values in the Statements of Assets and Liabilities; and the impact of derivative transactions over the period in the Statements of Operations, including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
Columbia Capital Allocation Conservative Portfolio
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at July 31, 2017:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Net assets — unrealized appreciation on futures contracts	149,988*
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	8,931
Interest rate risk	Net assets — unrealized appreciation on futures contracts	74,112*
Total		233,031

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Net assets — unrealized depreciation on swap contracts	66,946*
Equity risk	Net assets — unrealized depreciation on futures contracts	190,710*
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	10,991
Total		268,647

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
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Notes to Financial Statements  (continued)
July 31, 2017 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended July 31, 2017:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	(68,143)	(68,143)
Equity risk	—	288,661	—	288,661
Foreign exchange risk	7,289	—	—	7,289
Interest rate risk	—	90,576	—	90,576
Total	7,289	379,237	(68,143)	318,383

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	8,121	8,121
Equity risk	—	(30,396)	—	(30,396)
Foreign exchange risk	(4,963)	—	—	(4,963)
Interest rate risk	—	102,203	—	102,203
Total	(4,963)	71,807	8,121	74,965
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended July 31, 2017:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	18,439,574
Futures contracts — short	7,307,295
Credit default swap contracts — buy protection	7,500,000

Derivative instrument	Average unrealized appreciation ($)*	Average unrealized depreciation ($)*
Forward foreign currency exchange contracts	9,141	(7,529)

*	Based on the ending quarterly outstanding amounts for the six months ended July 31, 2017.
Columbia Capital Allocation Moderate Conservative Portfolio
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at July 31, 2017:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Net assets — unrealized appreciation on futures contracts	572,021*
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	13,622
Interest rate risk	Net assets — unrealized appreciation on futures contracts	165,470*
Total		751,113

124	Columbia Capital Allocation Portfolios | Semiannual Report 2017

Notes to Financial Statements  (continued)
July 31, 2017 (Unaudited)
	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Net assets — unrealized depreciation on swap contracts	134,210*
Equity risk	Net assets — unrealized depreciation on futures contracts	347,484*
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	16,792
Total		498,486

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended July 31, 2017:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	(245,586)	(245,586)
Equity risk	—	1,341,884	—	1,341,884
Foreign exchange risk	11,834	—	—	11,834
Interest rate risk	—	106,560	—	106,560
Total	11,834	1,448,444	(245,586)	1,214,692

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	55,076	55,076
Equity risk	—	301,546	—	301,546
Foreign exchange risk	(7,609)	—	—	(7,609)
Interest rate risk	—	260,693	—	260,693
Total	(7,609)	562,239	55,076	609,706
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended July 31, 2017:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	53,346,914
Futures contracts — short	13,043,895
Credit default swap contracts — buy protection	15,050,000

Derivative instrument	Average unrealized appreciation ($)*	Average unrealized depreciation ($)*
Forward foreign currency exchange contracts	13,994	11,493

*	Based on the ending quarterly outstanding amounts for the six months ended July 31, 2017.
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Notes to Financial Statements  (continued)
July 31, 2017 (Unaudited)
Columbia Capital Allocation Moderate Portfolio
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at July 31, 2017:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Net assets — unrealized appreciation on futures contracts	2,363,716*
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	23,518
Interest rate risk	Net assets — unrealized appreciation on futures contracts	284,708*
Total		2,671,942

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Net assets — unrealized depreciation on swap contracts	203,572*
Equity risk	Net assets — unrealized depreciation on futures contracts	316,470*
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	35,477
Total		555,519

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended July 31, 2017:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	(349,550)	(349,550)
Equity risk	—	9,426,443	—	9,426,443
Foreign exchange risk	16,298	—	—	16,298
Interest rate risk	—	(136,137)	—	(136,137)
Total	16,298	9,290,306	(349,550)	8,957,054

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	170,058	170,058
Equity risk	—	1,552,085	—	1,552,085
Foreign exchange risk	(11,335)	—	—	(11,335)
Interest rate risk	—	491,788	—	491,788
Total	(11,335)	2,043,873	170,058	2,202,596
126	Columbia Capital Allocation Portfolios | Semiannual Report 2017

Notes to Financial Statements  (continued)
July 31, 2017 (Unaudited)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended July 31, 2017:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	187,231,733
Futures contracts — short	8,688,840
Credit default swap contracts — buy protection	16,750,000

Derivative instrument	Average unrealized appreciation ($)*	Average unrealized depreciation ($)*
Forward foreign currency exchange contracts	19,231	(23,781)

*	Based on the ending quarterly outstanding amounts for the six months ended July 31, 2017.
Columbia Capital Allocation Moderate Aggressive Portfolio
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at July 31, 2017:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Net assets — unrealized appreciation on futures contracts	4,057,502*
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	16,392
Interest rate risk	Net assets — unrealized appreciation on futures contracts	462,719*
Total		4,536,613

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Net assets — unrealized depreciation on swap contracts	282,161*
Equity risk	Net assets — unrealized depreciation on futures contracts	179*
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	24,700
Total		307,040

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
Columbia Capital Allocation Portfolios | Semiannual Report 2017	127

Notes to Financial Statements  (continued)
July 31, 2017 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended July 31, 2017:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	(215,812)	(215,812)
Equity risk	—	15,905,187	—	15,905,187
Foreign exchange risk	14,117	—	—	14,117
Interest rate risk	—	687,498	—	687,498
Total	14,117	16,592,685	(215,812)	16,390,990

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	180,386	180,386
Equity risk	—	3,918,081	—	3,918,081
Foreign exchange risk	(9,015)	—	—	(9,015)
Interest rate risk	—	817,576	—	817,576
Total	(9,015)	4,735,657	180,386	4,907,028
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended July 31, 2017:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	355,372,912
Credit default swap contracts — buy protection	23,000,000

*	Based on the ending quarterly outstanding amounts for the six months ended July 31, 2017.

Derivative instrument	Average unrealized appreciation ($)*	Average unrealized depreciation ($)*
Forward foreign currency exchange contracts	13,277	(16,613)

*	Based on the ending quarterly outstanding amounts for the six months ended July 31, 2017.
Columbia Capital Allocation Aggressive Portfolio
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at July 31, 2017:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Net assets — unrealized appreciation on futures contracts	1,334,205*
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	19,117
Interest rate risk	Net assets — unrealized appreciation on futures contracts	122,029*
Total		1,475,351

128	Columbia Capital Allocation Portfolios | Semiannual Report 2017

Notes to Financial Statements  (continued)
July 31, 2017 (Unaudited)
	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Net assets — unrealized depreciation on swap contracts	91,418*
Equity risk	Net assets — unrealized depreciation on futures contracts	162,294*
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	29,275
Interest rate risk	Net assets — unrealized depreciation on futures contracts	4,620*
Total		287,607

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended July 31, 2017:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	36,780	36,780
Equity risk	—	4,831,165	—	4,831,165
Foreign exchange risk	17,493	—	—	17,493
Interest rate risk	—	115,223	—	115,223
Total	17,493	4,946,388	36,780	5,000,661

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	29,644	29,644
Equity risk	—	963,832	—	963,832
Foreign exchange risk	(9,243)	—	—	(9,243)
Interest rate risk	—	142,333	—	142,333
Total	(9,243)	1,106,165	29,644	1,126,566
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended July 31, 2017:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	88,368,316
Futures contracts — short	7,438,155
Credit default swap contracts — buy protection	7,250,000

Derivative instrument	Average unrealized appreciation ($)*	Average unrealized depreciation ($)*
Forward foreign currency exchange contracts	15,657	(19,572)

*	Based on the ending quarterly outstanding amounts for the six months ended July 31, 2017.
Columbia Capital Allocation Portfolios | Semiannual Report 2017	129

Notes to Financial Statements  (continued)
July 31, 2017 (Unaudited)
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of July 31, 2017:
Columbia Capital Allocation Conservative Portfolio
	Deutsche Bank ($)	Morgan Stanley ($)	Total ($)
Assets
Centrally cleared credit default swap contracts (a)	-	1,835	1,835
Forward foreign currency exchange contracts	8,931	-	8,931
Total assets	8,931	1,835	10,766
Liabilities
Forward foreign currency exchange contracts	10,991	-	10,991
Total liabilities	10,991	-	10,991
Total financial and derivative net assets	(2,060)	1,835	(225)
Total collateral received (pledged) (b)	-	1,835	1,835
Net amount (c)	(2,060)	-	(2,060)

(a)	Centrally cleared swaps are included within payable/receivable for variation margin on the Statement of Assets and Liabilities.
(b)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(c)	Represents the net amount due from/(to) counterparties in the event of default.
Columbia Capital Allocation Moderate Conservative Portfolio
	JPMorgan ($)	Morgan Stanley ($)	Total ($)
Assets
Centrally cleared credit default swap contracts (a)	-	3,672	3,672
Forward foreign currency exchange contracts	13,622	-	13,622
Total assets	13,622	3,672	17,294
Liabilities
Forward foreign currency exchange contracts	16,792	-	16,792
Total liabilities	16,792	-	16,792
Total financial and derivative net assets	(3,170)	3,672	502
Total collateral received (pledged) (b)	-	3,672	3,672
Net amount (c)	(3,170)	-	(3,170)

(a)	Centrally cleared swaps are included within payable/receivable for variation margin on the Statement of Assets and Liabilities.
(b)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(c)	Represents the net amount due from/(to) counterparties in the event of default.
130	Columbia Capital Allocation Portfolios | Semiannual Report 2017

Notes to Financial Statements  (continued)
July 31, 2017 (Unaudited)
Columbia Capital Allocation Moderate Portfolio
	Citi ($)	Morgan Stanley ($)	Total ($)
Assets
Centrally cleared credit default swap contracts (a)	-	8,617	8,617
Forward foreign currency exchange contracts	23,518	-	23,518
Total assets	23,518	8,617	32,135
Liabilities
Forward foreign currency exchange contracts	35,477	-	35,477
Total liabilities	35,477	-	35,477
Total financial and derivative net assets	(11,959)	8,617	(3,342)
Total collateral received (pledged) (b)	-	8,617	8,617
Net amount (c)	(11,959)	-	(11,959)

(a)	Centrally cleared swaps are included within payable/receivable for variation margin on the Statement of Assets and Liabilities.
(b)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(c)	Represents the net amount due from/(to) counterparties in the event of default.
Columbia Capital Allocation Moderate Aggressive Portfolio
	Citi ($)	Morgan Stanley ($)	Total ($)
Assets
Centrally cleared credit default swap contracts (a)	-	12,051	12,051
Forward foreign currency exchange contracts	16,392	-	16,392
Total assets	16,392	12,051	28,443
Liabilities
Forward foreign currency exchange contracts	24,700	-	24,700
Total liabilities	24,700	-	24,700
Total financial and derivative net assets	(8,308)	12,051	3,743
Total collateral received (pledged) (b)	-	12,051	12,051
Net amount (c)	(8,308)	-	(8,308)

(a)	Centrally cleared swaps are included within payable/receivable for variation margin on the Statement of Assets and Liabilities.
(b)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(c)	Represents the net amount due from/(to) counterparties in the event of default.
Columbia Capital Allocation Aggressive Portfolio
	Citi ($)	Morgan Stanley ($)	Total ($)
Assets
Centrally cleared credit default swap contracts (a)	-	4,006	4,006
Forward foreign currency exchange contracts	19,117	-	19,117
Total assets	19,117	4,006	23,123
Liabilities
Forward foreign currency exchange contracts	29,275	-	29,275
Total liabilities	29,275	-	29,275
Total financial and derivative net assets	(10,158)	4,006	(6,152)
Total collateral received (pledged) (b)	-	4,006	4,006
Net amount (c)	(10,158)	-	(10,158)

(a)	Centrally cleared swaps are included within payable/receivable for variation margin on the Statement of Assets and Liabilities.
(b)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(c)	Represents the net amount due from/(to) counterparties in the event of default.
Columbia Capital Allocation Portfolios | Semiannual Report 2017	131

Notes to Financial Statements  (continued)
July 31, 2017 (Unaudited)
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Funds may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.
Expenses
General expenses of the Trusts are allocated to the Funds and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund are charged to that Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses which are charged directly to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of a Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
For federal income tax purposes, each Fund is treated as a separate entity. The Funds intend to qualify each year as separate regulated investment companies under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of their taxable income and capital gains for their tax year, and as such will not be subject to federal income taxes. In addition, the Funds intend to distribute in each calendar year substantially all of their net investment income, capital gains and certain other amounts, if any, such that the Funds should not be subject to federal excise tax. Therefore, no federal income or excise tax provisions are recorded.
Foreign taxes
The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
132	Columbia Capital Allocation Portfolios | Semiannual Report 2017

Notes to Financial Statements  (continued)
July 31, 2017 (Unaudited)
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid quarterly for Columbia Capital Allocation Conservative Portfolio, Columbia Capital Allocation Moderate Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio and Columbia Capital Allocation Moderate Aggressive Portfolio. Distributions from net investment income, if any, are declared and paid annually for Columbia Capital Allocation Aggressive Portfolio. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trusts’ organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Funds’ contracts with their service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined, and the Funds have no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.
Investment company reporting modernization
In October 2016, the U.S. Securities and Exchange Commission adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, and will also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X are effective for periods on or after August 1, 2017. Management has reviewed the requirements and believes the adoption of the amendments to Regulation S-X will not have a material impact on the Fund’s financial statements and related disclosures.
Note 3. Fees and other transactions with affiliates
Management services fees and underlying fund fees
The Funds entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is a blend of (i) 0.02% on assets invested in Columbia proprietary funds (excluding any underlying funds that do not pay a management services fee (or investment advisory services fee, as applicable) to the Investment Manager), (ii) 0.12% on assets invested in non-exchange-traded third-party advised mutual funds and (iii) 0.57% on assets invested in all other securities, including other funds advised by the Investment Manager that do not pay a management services fee (or investment advisory services fee, as applicable), exchange-traded funds, derivatives and individual securities.
Columbia Capital Allocation Portfolios | Semiannual Report 2017	133

Notes to Financial Statements  (continued)
July 31, 2017 (Unaudited)
The annualized effective management services fee rates, net of any waiver, based on each Fund’s average daily net assets for the six months ended July 31, 2017 were as follows:
Fund	Effective management services fee rate (%)
Columbia Capital Allocation Conservative Portfolio	0.10
Columbia Capital Allocation Moderate Conservative Portfolio	0.09
Columbia Capital Allocation Moderate Portfolio	0.07
Columbia Capital Allocation Moderate Aggressive Portfolio	0.10
Columbia Capital Allocation Aggressive Portfolio	0.08
In addition to the fees and expenses which the Funds bear directly, the Funds indirectly bear a pro rata share of the fees and expenses of the Underlying Funds in which the Funds invest. Because the Underlying Funds have varied expense and fee levels and the Funds may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary. These expenses are not reflected in the expenses shown in Statement of Operations and are not included in the ratios to average net assets shown in the Financial Highlights.
Other expenses
Other expenses are for, among other things, miscellaneous expenses of the Funds or the Board of Trustees, including payments to Board Services Corp., a company that prior to dissolution on August 25, 2017, provided limited administrative services to the Funds and the Board of Trustees. That company’s expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended July 31, 2017, other expenses paid by the Fund to this company were as follows:
Fund	Amount ($)
Columbia Capital Allocation Conservative Portfolio	858
Columbia Capital Allocation Moderate Conservative Portfolio	1,153
Columbia Capital Allocation Moderate Portfolio	1,925
Columbia Capital Allocation Moderate Aggressive Portfolio	2,431
Columbia Capital Allocation Aggressive Portfolio	1,209
Compensation of board members
Members of the Board of Trustees, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Funds as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. Each Fund’s liability for these amounts is adjusted for market value changes and remains in the Funds until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Funds.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Funds in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Funds, along with other affiliated funds governed by the Board of Trustees, based on relative net assets. The total amount allocated to all affiliated funds governed by the Board of Trustees will not exceed $40,000 annually.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and BFDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
134	Columbia Capital Allocation Portfolios | Semiannual Report 2017

Notes to Financial Statements  (continued)
July 31, 2017 (Unaudited)
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Effective August 1, 2017, total transfer agency fees for Class K, Class R5 and Class Y shares are subject to an annual limitation of not more than 0.07%, 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class. Prior to January 1, 2017, the limitation was 0.05% for Class K and Class R5 shares and Class Y shares did not pay transfer agency fees.
For the six months ended July 31, 2017, the Funds’ annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Fund	Class A (%)	Class B (%)	Class C (%)	Class K (%)	Class R (%)	Class R4 (%)	Class R5 (%)	Class V (%)	Class Y (%)	Class Z (%)
Columbia Capital Allocation Conservative Portfolio	0.11	0.11	0.11	0.075	0.11	0.11	0.075	—	0.023	0.11
Columbia Capital Allocation Moderate Conservative Portfolio	0.10	0.10	0.10	0.068	0.10	0.10	0.069	—	0.025	0.10
Columbia Capital Allocation Moderate Portfolio	0.11	0.11	0.11	0.070	0.11	0.10	0.071	—	0.014	0.11
Columbia Capital Allocation Moderate Aggressive Portfolio	0.13	0.13	0.13	0.060	0.13	0.13	0.064	0.13	0.015	0.13
Columbia Capital Allocation Aggressive Portfolio	0.13	0.13	0.13	0.071	0.13	0.13	0.071	—	0.013	0.13
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Funds and recorded as part of expense reductions in the Statement of Operations.
For the six months ended July 31, 2017, these minimum account balance fees reduced total expenses as follows:
Fund	Amount ($)
Columbia Capital Allocation Conservative Portfolio	—
Columbia Capital Allocation Moderate Conservative Portfolio	100
Columbia Capital Allocation Moderate Portfolio	100
Columbia Capital Allocation Moderate Aggressive Portfolio	10,264
Columbia Capital Allocation Aggressive Portfolio	140
Plan administration fees
Under a Plan Administration Services Agreement with the Transfer Agent, each Fund pays an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.
Distribution and service fees
The Funds have an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Funds and providing services to investors.
Columbia Capital Allocation Portfolios | Semiannual Report 2017	135

Notes to Financial Statements  (continued)
July 31, 2017 (Unaudited)
Under the Plans, each Fund pays a monthly fee to the Distributor at the annual rates of up to 0.25% of each Fund’s average daily net assets attributable to Class A shares, up to 1.00% of each Fund’s average daily net assets attributable to Class B and Class C shares and up to 0.50% of each Fund’s average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services for Columbia Capital Allocation Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio and Columbia Capital Allocation Aggressive Portfolio).
For Class B and Class C shares of the Funds, of 1.00% fee, up to 0.75% is reimbursed for distribution expenses.
The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) for each Fund was approximately as follows:
Fund	Class B ($)	Class C ($)
Columbia Capital Allocation Conservative Portfolio	1,582,000	267,000
Columbia Capital Allocation Moderate Conservative Portfolio	2,659,000	465,000
Columbia Capital Allocation Moderate Portfolio	4,921,000	1,601,000
Columbia Capital Allocation Moderate Aggressive Portfolio	4,170,000	1,216,000
Columbia Capital Allocation Aggressive Portfolio	1,177,000	295,000
These amounts are based on the most recent information available as of June 30, 2017, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.
Shareholder services fees
Columbia Capital Allocation Moderate Aggressive Portfolio has adopted a shareholder services plan that permits it to pay for certain services provided to Class V shareholders by their selling and/or servicing agents. The Fund may pay shareholder servicing fees up to an aggregate annual rate of 0.50% of the Fund’s average daily net assets attributable to Class V shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.25% of the Fund’s average daily net assets attributable to Class V shares.
Sales charges
Sales charges, including front-end and CDSCs, received by the Distributor for distributing each Fund’s shares for the six months ended July 31, 2017, if any, are as follows:
Fund	Class A ($)	Class C ($)	Class V ($)
Columbia Capital Allocation Conservative Portfolio	86,596	2,520	—
Columbia Capital Allocation Moderate Conservative Portfolio	182,092	5,324	—
Columbia Capital Allocation Moderate Portfolio	751,123	8,797	—
Columbia Capital Allocation Moderate Aggressive Portfolio	916,366	16,288	3,793
Columbia Capital Allocation Aggressive Portfolio	488,968	5,383	—
136	Columbia Capital Allocation Portfolios | Semiannual Report 2017

Notes to Financial Statements  (continued)
July 31, 2017 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that each Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Funds’ custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	June 1, 2017 through May 31, 2018
Fund	Class A (%)	Class B (%)	Class C (%)	Class K (%)	Class R (%)	Class R4 (%)	Class R5 (%)	Class V (%)	Class Y (%)	Class Z (%)
Columbia Capital Allocation Conservative Portfolio	0.49	1.24	1.24	0.485	0.74	0.24	0.235	N/A	0.185	0.24
Columbia Capital Allocation Moderate Conservative Portfolio	0.49	1.24	1.24	0.485	0.74	0.24	0.235	N/A	0.185	0.24
Columbia Capital Allocation Moderate Portfolio	0.47	1.22	1.22	0.465	0.72	0.22	0.215	N/A	0.165	0.22
Columbia Capital Allocation Moderate Aggressive Portfolio	0.51	1.26	1.26	0.485	0.76	0.26	0.235	0.51	0.185	0.26
Columbia Capital Allocation Aggressive Portfolio	0.51	1.26	1.26	0.485	0.76	0.26	0.235	N/A	0.185	0.26

	Prior to June 1, 2017
Fund	Class A (%)	Class B (%)	Class C (%)	Class K (%)	Class R (%)	Class R4 (%)	Class R5 (%)	Class V (%)	Class Y (%)	Class Z (%)
Columbia Capital Allocation Conservative Portfolio	0.49	1.24	1.24	0.44	0.74	0.24	0.19	N/A	0.14	0.24
Columbia Capital Allocation Moderate Conservative Portfolio	0.49	1.24	1.24	0.44	0.74	0.24	0.19	N/A	0.14	0.24
Columbia Capital Allocation Moderate Portfolio	0.47	1.22	1.22	0.42	0.72	0.22	0.17	N/A	0.12	0.22
Columbia Capital Allocation Moderate Aggressive Portfolio	0.51	1.26	1.26	0.46	0.76	0.26	0.21	0.51	0.16	0.26
Columbia Capital Allocation Aggressive Portfolio	0.51	1.26	1.26	0.46	0.76	0.26	0.21	N/A	0.16	0.26
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. Each Fund’s management services fee is also excluded from the waiver/reimbursement commitment and is therefore paid by the Funds. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
Columbia Capital Allocation Portfolios | Semiannual Report 2017	137

Notes to Financial Statements  (continued)
July 31, 2017 (Unaudited)
At July 31, 2017, the approximate cost of investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Fund	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
Columbia Capital Allocation Conservative Portfolio	249,568,000	9,498,000	(2,289,000)	7,209,000
Columbia Capital Allocation Moderate Conservative Portfolio	567,462,000	34,386,000	(4,757,000)	29,629,000
Columbia Capital Allocation Moderate Portfolio	1,433,600,000	140,419,000	(17,421,000)	122,998,000
Columbia Capital Allocation Moderate Aggressive Portfolio	1,949,983,000	245,040,000	(11,882,000)	233,158,000
Columbia Capital Allocation Aggressive Portfolio	624,341,000	101,958,000	(5,904,000)	96,054,000
The following capital loss carryforwards, determined at January 31, 2017, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.
Fund	2017 ($)	2018 ($)	2019 ($)	No expiration short-term ($)	No expiration long-term ($)	Total ($)
Columbia Capital Allocation Conservative Portfolio	—	—	—	574,410	295,021	869,431
Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Funds will elect to treat the following late-year ordinary losses and post-October capital losses at January 31, 2017 as arising on February 1, 2017.
Fund	Late year ordinary losses ($)	Post-October capital losses ($)
Columbia Capital Allocation Aggressive Portfolio	10,490	—
Management of the Funds has concluded that there are no significant uncertain tax positions in the Funds that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
For the six months ended July 31, 2017, the cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, for each Fund aggregated to:
	Purchases ($)	Proceeds from sales ($)
Columbia Capital Allocation Conservative Portfolio	13,167,683	29,829,173
Columbia Capital Allocation Moderate Conservative Portfolio	17,133,250	64,614,837
Columbia Capital Allocation Moderate Portfolio	49,699,573	113,759,900
Columbia Capital Allocation Moderate Aggressive Portfolio	69,678,780	177,127,112
Columbia Capital Allocation Aggressive Portfolio	38,864,765	57,674,337
The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
Each Fund may invest in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by each Fund and other affiliated funds (the Affiliated MMF). The income earned by the Funds from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, each Fund indirectly bears its
138	Columbia Capital Allocation Portfolios | Semiannual Report 2017

Notes to Financial Statements  (continued)
July 31, 2017 (Unaudited)
proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value (NAV) and no longer seeks to maintain a stable NAV. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Line of credit
Each Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Funds may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Funds and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Each Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
No Fund had borrowings during the six months ended July 31, 2017.
Note 8. Significant risks
Shareholder concentration risk
At July 31, 2017, certain shareholder accounts owned more than 10% of the outstanding shares of one or more of the Funds. For unaffiliated shareholder accounts, the Funds have no knowledge about whether any portion of those shares were owned beneficially. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Funds. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
The number of accounts and aggregate percentages of shares outstanding held therein were as follows:
Fund	Number of unaffiliated accounts	Percentage of shares outstanding held — unaffiliated (%)	Percentage of shares outstanding held — affiliated (%)
Columbia Capital Allocation Conservative Portfolio	—	—	80.8
Columbia Capital Allocation Moderate Conservative Portfolio	—	—	79.4
Columbia Capital Allocation Moderate Portfolio	—	—	92.1
Columbia Capital Allocation Moderate Aggressive Portfolio	1	14.4	57.7
Columbia Capital Allocation Aggressive Portfolio	—	—	88.6
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 1 and Note 3 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory
Columbia Capital Allocation Portfolios | Semiannual Report 2017	139

Notes to Financial Statements  (continued)
July 31, 2017 (Unaudited)
proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
140	Columbia Capital Allocation Portfolios | Semiannual Report 2017

Approval of Management Agreement
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Capital Allocation Portfolios (each, a Series Fund and collectively, the Series Funds). Under a management agreement with respect to each Series Fund (each, a Management Agreement), Columbia Threadneedle provides investment advice and other services to each of the Series Funds and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, each Series Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of each Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in February, March, April and June 2017, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and each Series Fund’s performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 19-21, 2017 in-person Board meeting (the June Meeting), considered the renewal of each Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each Management Agreement.
Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle, as well as their history, reputation, expertise, resources and capabilities, and the qualifications of their personnel.
The Board specifically considered many developments during the past year concerning the services provided by Columbia Threadneedle, including, in particular, the relatively recent change in the leadership of equity department oversight, and the various technological enhancements that had been made or are anticipated. The Board further observed the enhancements to the investment risk management department’s processes. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each Series Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Series Funds by Columbia Threadneedle, as well as the achievements in 2016 in the performance of administrative services, and noted the various enhancements anticipated for 2017. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of each Series Fund’s and their service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet.
Columbia Capital Allocation Portfolios | Semiannual Report 2017	141

Approval of Management Agreement  (continued)
The Board also discussed the acceptability of the terms of each Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Series Funds. It was also observed that the services being performed under each Management Agreement were of a reasonably high quality.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to each Series Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under each Management Agreement, the Board carefully reviewed the investment performance of each Series Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of each Series Fund, the performance of a benchmark index, the percentage ranking of each Series Fund among its comparison group and the net assets of each Series Fund. The Board observed that the investment performance for each of Columbia Capital Allocation Moderate Conservative Portfolio met expectations. The Board observed that the investment performance for Columbia Capital Allocation Moderate Aggressive Portfolio, Columbia Capital Allocation Aggressive Portfolio, Columbia Capital Allocation Conservative Portfolio, and Columbia Capital Allocation Moderate Portfolio was understandable in light of the particular management style involved and the particular market environment.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle and its affiliates from their relationships with each Series Fund
The Board reviewed comparative fees and the costs of services provided under each Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of each Series Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing each Series Fund’s contribution to Columbia Threadneedle’s profitability.
The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Series Funds’ performance and expenses, the reasonableness of the Series Funds’ fee rates, the reasonableness of Columbia Threadneedle’s profitability and JDL’s conclusion that the management fees being charged to each Series Fund are reasonable. The Board accorded particular weight to the notion that the level of fees should generally reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than median expense ratios of funds in an agreed upon Lipper or customized comparison universe). The Board took into account that the total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio shown in the reports for Columbia Capital Allocation Aggressive Portfolio and Columbia Capital Allocation Moderate Portfolio, and was below the peer universe’s median expense ratio shown in the reports for Columbia Capital Allocation Moderate Aggressive Portfolio and Columbia Capital Allocation Moderate Conservative Portfolio. The Board took into account that Columbia Capital Allocation Conservative Portfolio’s total expense ratio (after considering proposed expense caps/waivers) was somewhat higher than the median ratio, but lower than the 60th percentile of the Fund’s peer universe. Based on its review, the Board concluded that each Series Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to each Series Funds. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Series Funds. The Board took into account JDL’s conclusion that 2016 Columbia Threadneedle profitability, relative to industry competitors, was reasonable. It also considered that in 2016 the Board had concluded that 2015 profitability was reasonable and that Columbia Threadneedle generated 2016 profitability that
142	Columbia Capital Allocation Portfolios | Semiannual Report 2017

Approval of Management Agreement  (continued)
declined slightly from 2015 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Series Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Series Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
Economies of scale to be realized
Given that the Series Funds pay relatively low management fees, the Board determined not to accord weight to the lack of any material economies of scale associated with the growth of each Series Fund.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 21, 2017, the Board, including all of the Independent Trustees, approved the renewal of each Management Agreement.
Columbia Capital Allocation Portfolios | Semiannual Report 2017	143

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting investor.columbiathreadneedleus.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit investor.columbiathreadneedleus.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
144	Columbia Capital Allocation Portfolios | Semiannual Report 2017

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Columbia Capital Allocation Portfolios
P.O. Box 8081
Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Funds, go to
investor.columbiathreadneedleus.com. The Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2017 Columbia Management Investment Advisers, LLC.
investor.columbiathreadneedleus.com
SAR124_01_G01_(09/17)

SemiAnnual Report
July 31, 2017
Columbia Income Builder Fund
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
The current outlook for financial markets is clouded by two primary concerns: the high valuation of equities and the direction of interest rates. Following the U.S. presidential election, U.S. equities rallied based on the assumption that the new administration’s policies would stimulate growth quickly. Unfortunately it’s unclear whether those measures will get passed, much less passed quickly. In fixed income, uncertainty stems from the possibility that interest rates won’t rise as rapidly as expected if the administration’s proposed growth policies are not implemented.
Given this uncertainty, investors value a consistent approach more than ever. Investors want strong, repeatable risk-adjusted returns. Consistency — not surprises. As a leading global asset manager, we believe our consistent, collaborative investment approach enables us to deliver the dependable experience your portfolio demands. So, how do we strive to deliver a consistent investment experience?
Better insights
Your portfolio benefits from the investment insights uncovered by our talented investment teams around the world.
Better decisions
Our collaborative, interactive environment enables our investment teams to construct portfolios that take advantage of the best investment ideas.
Better outcomes
We aim to deliver a consistent experience, which means fewer surprises, dependable insights, and products designed to do the thing you want.
Whether you’re trying to save money to help your children go to college or for your own retirement, it’s the consistency of the return that is most essential. People who chase higher returns are usually also the first to sell when that investment goes through a bad patch. We try to combat this behavioral tendency by offering strategies that aim for a more consistent return. Our goal is for investors to panic less during periods of volatility, which can have a significant effect on their long-term results.
Nothing is more important to us than making sure those who have entrusted us to protect and grow their assets can do what matters most to them: build a nest egg, leave a legacy, and live confidently — now and throughout retirement. It’s why our talented professionals around the world work together to uncover uncommon opportunities and why our process encourages challenge and debate around our most compelling ideas to ensure better informed investment decisions, which hopefully lead to better outcomes for you.
Your success is our priority. Talk to your financial advisor about how working with Columbia Threadneedle Investments may help you position your portfolio for consistent, sustainable outcomes, no matter the market conditions.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit investor.columbiathreadneedleus.com. The prospectus should be read carefully before investing.
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2017 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia Income Builder Fund   |  Semiannual Report 2017

Columbia Income Builder Fund  |  Semiannual Report 2017

Fund at a Glance
(Unaudited)
Investment objective
Columbia Income Builder Fund (the Fund) seeks to provide shareholders with a high level of current income and growth of capital.
Portfolio management
Colin Lundgren, CFA
Lead manager
Managed Fund since 2006
Gene Tannuzzo, CFA
Co-manager
Managed Fund since 2010
Average annual total returns (%) (for the period ended July 31, 2017)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	02/16/06	4.11	7.12	5.47	5.50
	Including sales charges		-0.84	2.04	4.44	4.99
Class B	Excluding sales charges	02/16/06	3.70	6.29	4.68	4.71
	Including sales charges		-1.30	1.29	4.34	4.71
Class C	Excluding sales charges	02/16/06	3.71	6.20	4.69	4.71
	Including sales charges		2.71	5.20	4.69	4.71
Class K		02/16/06	4.04	7.10	5.55	5.69
Class R*		09/27/10	3.96	6.72	5.20	5.31
Class R4*		11/08/12	4.23	7.27	5.71	5.62
Class R5*		11/08/12	4.24	7.40	5.77	5.65
Class T*	Excluding sales charges	06/25/14	4.10	7.10	5.46	5.50
	Including sales charges		1.47	4.45	4.92	5.23
Class Y*		03/01/17	4.24	7.26	5.50	5.52
Class Z*		09/27/10	4.24	7.38	5.73	5.69
Blended Benchmark			2.93	3.17	4.82	4.76
Bloomberg Barclays U.S. Aggregate Bond Index			2.51	-0.51	2.02	4.44
Russell 3000 Value Index			5.02	14.17	13.98	6.26
Citi Three-Month U.S. Treasury Bill Index			0.35	0.51	0.16	0.48
Returns for Class A are shown with and without the maximum initial sales charge of 4.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. The Fund no longer accepts investments by new or existing investors in Class B shares. Effective July 17, 2017, Class B shares were automatically converted to Class A shares without a CDSC. On August 4, 2017, the capital owned by Columbia Management Investment Advisers, LLC in Class B shares was redeemed without a CDSC. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. Returns for Class T shares are shown with and without the maximum initial sales charge of 2.50% per transaction. The Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting investor.columbiathreadneedleus.com or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.
The Blended Benchmark consists of 65% Bloomberg Barclays U.S. Aggregate Bond Index, 25% Russell 3000 Value Index and 10% Citi Three-Month U.S. Treasury Bill Index.
The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
2	Columbia Income Builder Fund | Semiannual Report 2017

Fund at a Glance   (continued)
(Unaudited)
The Russell 3000 Value Index, an unmanaged index, measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.
The Citi Three-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury bills.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Portfolio breakdown (%) (at July 31, 2017)
Equity Funds	23.3
Fixed-Income Funds	76.6
Money Market Funds	0.1
Total	100.0
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Columbia Income Builder Fund | Semiannual Report 2017	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
In addition to the ongoing expenses which the Fund bears directly, the Fund’s shareholders indirectly bear the Fund’s allocable share of the costs and expenses of each underlying fund in which the Fund invests. You can also estimate the effective expenses paid during the period, which includes the indirect fees associated with investing in the underlying funds, by using the amounts listed in the “Effective expenses paid during the period” column.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
February 1, 2017 — July 31, 2017
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)	Effective expenses paid during the period ($)		Fund’s effective annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,041.10	1,022.91	1.92	1.91	0.38	5.06	5.02	1.00
Class B	1,000.00	1,000.00	1,037.00	1,019.14	5.76	5.71	1.14	8.89	8.81	1.76
Class C	1,000.00	1,000.00	1,037.10	1,019.14	5.76	5.71	1.14	8.89	8.81	1.76
Class K	1,000.00	1,000.00	1,040.40	1,022.96	1.87	1.86	0.37	5.01	4.97	0.99
Class R	1,000.00	1,000.00	1,039.60	1,021.62	3.24	3.21	0.64	6.37	6.32	1.26
Class R4	1,000.00	1,000.00	1,042.30	1,024.10	0.71	0.70	0.14	3.85	3.81	0.76
Class R5	1,000.00	1,000.00	1,042.40	1,024.20	0.61	0.60	0.12	3.75	3.71	0.74
Class T (formerly Class W)	1,000.00	1,000.00	1,041.00	1,022.76	2.07	2.06	0.41	5.21	5.17	1.03
Class Y	1,000.00	1,000.00	1028.10 (a)	1,024.40	0.34 (a)	0.40	0.08 (a)	2.94 (a)	3.51	0.70 (a)
Class Z	1,000.00	1,000.00	1,042.40	1,024.10	0.71	0.70	0.14	3.85	3.81	0.76
(a) Based on operations from March 1, 2017 (commencement of operations) through the stated period end.
4	Columbia Income Builder Fund | Semiannual Report 2017

Understanding Your Fund’s Expenses  (continued)
(Unaudited)
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Effective expenses paid during the period and the Fund’s effective annualized expense ratio include expenses borne directly to the class plus the Fund’s pro rata portion of the ongoing expenses charged by the underlying funds using the expense ratio of each class of the underlying funds as of the underlying fund’s most recent shareholder report.
Columbia Income Builder Fund | Semiannual Report 2017	5

Portfolio of Investments
July 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Equity Funds 23.3%
	Shares	Value ($)
Convertible 5.1%
Columbia Convertible Securities Fund, Class Y Shares(a)	3,200,394	63,367,807
Dividend Income 12.3%
Columbia Dividend Income Fund, Class Y Shares(a)	2,751,867	57,981,841
Columbia Dividend Opportunity Fund, Class Y Shares(a)	6,803,513	68,375,300
Columbia Global Dividend Opportunity Fund, Class Y Shares(a)	1,417,287	26,063,912
Total		152,421,053
Global Real Estate 0.9%
Columbia Real Estate Equity Fund, Class Y Shares(a)	718,162	11,454,681
U.S. Small Cap 5.0%
Columbia Small Cap Value Fund I, Class Y Shares(a)	1,392,054	62,308,355
Total Equity Funds (Cost $273,590,683)		289,551,896

Fixed-Income Funds 76.6%

Emerging Markets 7.6%
Columbia Emerging Markets Bond Fund, Class Y Shares(a)	7,907,045	94,331,040
Floating Rate 9.0%
Columbia Floating Rate Fund, Class Y Shares(a)	12,281,241	111,268,042
High Yield 15.7%
Columbia High Yield Bond Fund, Class Y Shares(a)	64,976,115	194,928,346
Fixed-Income Funds (continued)
	Shares	Value ($)
Inflation Protected Securities 0.2%
Columbia Inflation Protected Securities Fund, Class Y Shares(a),(b)	300,646	2,874,171
Investment Grade 44.1%
Columbia Corporate Income Fund, Class Y Shares(a)	11,657,959	119,494,080
Columbia Limited Duration Credit Fund, Class Y Shares(a)	6,204,139	61,358,934
Columbia Mortgage Opportunities Fund, Class Y Shares(a)	11,713,919	117,022,051
Columbia U.S. Government Mortgage Fund, Class Y Shares(a)	44,621,477	242,294,624
Columbia U.S. Treasury Index Fund, Class Y Shares(a)	612,146	6,831,546
Total		547,001,235
Total Fixed-Income Funds (Cost $937,296,491)		950,402,834

Money Market Funds 0.1%

Columbia Government Money Market Fund, Class Y Shares, 0.566%(a),(c)	654,412	654,412
Total Money Market Funds (Cost $653,955)		654,412
Total Investments (Cost: $1,211,541,129)		1,240,609,142
Other Assets & Liabilities, Net		(530,799)
Net Assets		1,240,078,343

Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions ($)	Realized gain (loss) ($)	Dividends — affiliated issuers ($)	Value ($)
Columbia Convertible Securities Fund, Class I Shares	3,348,738	26,770	(3,375,508)*	—	—	—	490,155	—
Columbia Convertible Securities Fund, Class Y Shares	—	3,356,507*	(156,113)	3,200,394	—	544,343	477,654	63,367,807
Columbia Corporate Income Fund, Class I Shares	11,601,881	26,029	(11,627,910)*	—	—	—	481,702	—
Columbia Corporate Income Fund, Class Y Shares	—	11,773,217*	(115,258)	11,657,959	—	(37,691)	1,223,276	119,494,080
Columbia Dividend Income Fund, Class I Shares	2,954,500	14,398	(2,968,898)*	—	—	235,299	288,095	—
Columbia Dividend Income Fund, Class Y Shares	—	2,751,867*	—	2,751,867	—	—	284,063	57,981,841
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Income Builder Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
July 31, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions ($)	Realized gain (loss) ($)	Dividends — affiliated issuers ($)	Value ($)
Columbia Dividend Opportunity Fund, Class I Shares	5,303,860	50,540	(5,354,400)*	—	—	—	497,820	—
Columbia Dividend Opportunity Fund, Class Y Shares	—	7,892,004*	(1,088,491)	6,803,513	—	786,566	631,973	68,375,300
Columbia Emerging Markets Bond Fund, Class I Shares	8,128,672	125,573	(8,254,245)*	—	—	—	591,860	—
Columbia Emerging Markets Bond Fund, Class Y Shares	—	8,369,625*	(462,580)	7,907,045	—	115,290	1,374,185	94,331,040
Columbia Floating Rate Fund, Class I Shares	12,070,745	40,316	(12,111,061)*	—	—	—	647,592	—
Columbia Floating Rate Fund, Class Y Shares	—	12,307,311*	(26,070)	12,281,241	—	(3,269)	1,511,229	111,268,042
Columbia Global Dividend Opportunity Fund, Class I Shares	1,412,492	10,025	(1,422,517)*	—	—	—	175,940	—
Columbia Global Dividend Opportunity Fund, Class Y Shares	—	1,430,074*	(12,787)	1,417,287	—	(36,512)	183,944	26,063,912
Columbia Government Money Market Fund, Class I Shares	652,450	116	(652,566)*	—	—	—	241	—
Columbia Government Money Market Fund, Class Y Shares, 0.566%	—	654,412*	—	654,412	—	—	1,264	654,412
Columbia High Yield Bond Fund, Class I Shares	72,462,683	299,621	(72,762,304)*	—	—	9,491	1,523,870	—
Columbia High Yield Bond Fund, Class Y Shares	—	65,997,629*	(1,021,514)	64,976,115	—	62,731	3,363,201	194,928,346
Columbia Inflation Protected Securities Fund, Class I Shares	3,435,320	—	(3,435,320)*	—	—	—	—	—
Columbia Inflation Protected Securities Fund, Class Y Shares	—	3,457,077*	(3,156,431)	300,646	—	(867,032)	—	2,874,171
Columbia Limited Duration Credit Fund, Class I Shares	6,152,179	8,726	(6,160,905)*	—	—	—	153,504	—
Columbia Limited Duration Credit Fund, Class Y Shares	—	6,204,139*	—	6,204,139	—	—	386,255	61,358,934
Columbia Mortgage Opportunities Fund, Class I Shares	8,984,234	2,609,435	(11,593,669)*	—	—	—	628,924	—
Columbia Mortgage Opportunities Fund, Class Y Shares	—	11,737,565*	(23,646)	11,713,919	—	(1,049)	1,474,415	117,022,051
Columbia Real Estate Equity Fund, Class I Shares	884,680	5,624	(890,304)*	—	—	—	86,106	—
Columbia Real Estate Equity Fund, Class Y Shares	—	894,254*	(176,092)	718,162	31,935	153,306	87,197	11,454,681
Columbia Small Cap Value Fund I, Class I Shares	1,363,139	—	(1,363,139)*	—	—	(247,323)	—	—
Columbia Small Cap Value Fund I, Class Y Shares	—	1,392,054*	—	1,392,054	3,642,529	—	—	62,308,355
Columbia U.S. Government Mortgage Fund, Class I Shares	44,190,294	247,001	(44,437,295)*	—	—	—	871,676	—
Columbia U.S. Government Mortgage Fund, Class Y Shares	—	45,137,399*	(515,922)	44,621,477	—	(96,917)	2,375,829	242,294,624
Columbia U.S. Treasury Index Fund, Class I Shares	611,350	689	(612,039)*	—	—	—	14,219	—
Columbia U.S. Treasury Index Fund, Class Y Shares	—	612,146*	—	612,146	—	—	36,628	6,831,546
Total	183,557,217	187,432,143	(193,776,984)	177,212,376	3,674,464	617,233	19,862,817	1,240,609,142

*	Includes the effect of underlying share class exchange.

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Income Builder Fund | Semiannual Report 2017	7

Portfolio of Investments  (continued)
July 31, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at July 31, 2017.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments
Equity Funds	289,551,896	—	—	289,551,896
Fixed-Income Funds	950,402,834	—	—	950,402,834
Money Market Funds	654,412	—	—	654,412
Total Investments	1,240,609,142	—	—	1,240,609,142
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Income Builder Fund | Semiannual Report 2017

Statement of Assets and Liabilities
July 31, 2017 (Unaudited)
Assets
Investments, at cost
Affiliated issuers, at cost	$1,211,541,129
Total investments, at cost	1,211,541,129
Investments, at value
Affiliated issuers, at value	1,240,609,142
Total investments, at value	1,240,609,142
Receivable for:
Investments sold	164,275
Capital shares sold	934,560
Dividends	2,138,878
Prepaid expenses	7,282
Other assets	20,153
Total assets	1,243,874,290
Liabilities
Payable for:
Investments purchased	2,138,878
Capital shares purchased	1,448,146
Management services fees	2,039
Distribution and/or service fees	34,994
Transfer agent fees	85,727
Compensation of board members	44,885
Compensation of chief compliance officer	136
Other expenses	41,142
Total liabilities	3,795,947
Net assets applicable to outstanding capital stock	$1,240,078,343
Represented by
Paid in capital	1,216,382,631
Excess of distributions over net investment income	(336,330)
Accumulated net realized loss	(5,035,971)
Unrealized appreciation (depreciation) on:
Investments - affiliated issuers	29,068,013
Total - representing net assets applicable to outstanding capital stock	$1,240,078,343
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Income Builder Fund | Semiannual Report 2017	9

Statement of Assets and Liabilities  (continued)
July 31, 2017 (Unaudited)
Class A
Net assets	$777,080,716
Shares outstanding	65,265,531
Net asset value per share	$11.91
Maximum offering price per share(a)	$12.50
Class B
Net assets	$10,426
Shares outstanding	871
Net asset value per share	$11.97
Class C
Net assets	$230,660,487
Shares outstanding	19,296,555
Net asset value per share	$11.95
Class K
Net assets	$3,178
Shares outstanding	267
Net asset value per share(b)	$11.92
Class R
Net assets	$1,739,056
Shares outstanding	145,234
Net asset value per share	$11.97
Class R4
Net assets	$8,431,134
Shares outstanding	705,895
Net asset value per share	$11.94
Class R5
Net assets	$4,414,808
Shares outstanding	369,503
Net asset value per share	$11.95
Class T(c)
Net assets	$9,767
Shares outstanding	821
Net asset value per share	$11.90
Maximum offering price per share(d)	$12.21
Class Y
Net assets	$2,533
Shares outstanding	212
Net asset value per share(b)	$11.94
Class Z
Net assets	$217,726,238
Shares outstanding	18,284,458
Net asset value per share	$11.91

(a)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 4.75% for Class A.
(b)	Net asset value per share rounds to this amount due to fractional shares outstanding.
(c)	Effective March 27, 2017, Class W shares were renamed Class T shares.
(d)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 2.50% for Class T.
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Income Builder Fund | Semiannual Report 2017

Statement of Operations
Six Months Ended July 31, 2017 (Unaudited)
Net investment income
Income:
Dividends — affiliated issuers	$19,862,817
Total income	19,862,817
Expenses:
Management services fees	122,423
Distribution and/or service fees
Class A	1,004,163
Class B	10,997
Class C	1,153,245
Class R	4,170
Class T(a)	12
Transfer agent fees
Class A	346,889
Class B	958
Class C	99,734
Class K	1
Class R	721
Class R4	2,949
Class R5	1,160
Class T(a)	4
Class Z	76,747
Plan administration fees
Class K	4
Compensation of board members	15,572
Custodian fees	1,876
Printing and postage fees	50,296
Registration fees	70,929
Audit fees	8,971
Legal fees	8,470
Compensation of chief compliance officer	130
Other	19,488
Total expenses	2,999,909
Expense reduction	(40)
Total net expenses	2,999,869
Net investment income	16,862,948
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — affiliated issuers	617,233
Capital gain distributions from underlying affiliated funds	3,674,464
Net realized gain	4,291,697
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated issuers	27,659,464
Net change in unrealized appreciation (depreciation)	27,659,464
Net realized and unrealized gain	31,951,161
Net increase in net assets resulting from operations	$48,814,109

(a)	Effective March 27, 2017, Class W shares were renamed Class T shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Income Builder Fund | Semiannual Report 2017	11

Statement of Changes in Net Assets
	Six Months Ended July 31, 2017 (Unaudited)(a)	Year Ended January 31, 2017
Operations
Net investment income	$16,862,948	$32,921,788
Net realized gain (loss)	4,291,697	(2,085,421)
Net change in unrealized appreciation (depreciation)	27,659,464	107,683,072
Net increase in net assets resulting from operations	48,814,109	138,519,439
Distributions to shareholders
Net investment income
Class A	(12,513,269)	(27,499,605)
Class B	(22,889)	(89,360)
Class C	(2,754,678)	(5,064,497)
Class K	(50)	(92)
Class R	(24,081)	(40,031)
Class R4	(119,010)	(117,123)
Class R5	(55,332)	(54,860)
Class T(b)	(150)	(275)
Class Y	(36)	—
Class Z	(3,155,586)	(1,291,658)
Net realized gains
Class A	—	(3,322,269)
Class B	—	(15,476)
Class C	—	(821,623)
Class K	—	(11)
Class R	—	(5,270)
Class R4	—	(11,304)
Class R5	—	(5,394)
Class T(b)	—	(33)
Class Z	—	(145,652)
Total distributions to shareholders	(18,645,081)	(38,484,533)
Decrease in net assets from capital stock activity	(15,713,414)	(71,661,338)
Total increase in net assets	14,455,614	28,373,568
Net assets at beginning of period	1,225,622,729	1,197,249,161
Net assets at end of period	$1,240,078,343	$1,225,622,729
Undistributed (excess of distributions over) net investment income	$(336,330)	$1,445,803

(a)	Class Y shares are based on operations from March 1, 2017 (commencement of operations) through the stated period end.
(b)	Effective March 27, 2017, Class W shares were renamed Class T shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Income Builder Fund | Semiannual Report 2017

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	July 31, 2017 (Unaudited)(a)		January 31, 2017
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A(b)
Subscriptions (c)	5,179,884	60,991,422	8,811,489	100,330,975
Distributions reinvested	1,048,789	12,369,326	2,616,456	29,574,877
Redemptions	(21,413,029)	(250,024,887)	(17,669,200)	(199,365,504)
Net decrease	(15,184,356)	(176,664,139)	(6,241,255)	(69,459,652)
Class B(b)
Subscriptions	2,489	29,486	6,661	75,230
Distributions reinvested	1,832	21,664	8,644	97,805
Redemptions (c)	(265,484)	(3,158,203)	(258,869)	(2,923,564)
Net decrease	(261,163)	(3,107,053)	(243,564)	(2,750,529)
Class C
Subscriptions	1,485,301	17,543,913	3,151,731	35,990,409
Distributions reinvested	226,285	2,679,116	499,608	5,665,753
Redemptions	(2,468,410)	(29,175,719)	(4,313,268)	(48,981,310)
Net decrease	(756,824)	(8,952,690)	(661,929)	(7,325,148)
Class R
Subscriptions	15,759	186,731	64,063	727,165
Distributions reinvested	1,649	19,555	3,350	38,112
Redemptions	(10,274)	(121,697)	(40,031)	(456,111)
Net increase	7,134	84,589	27,382	309,166
Class R4
Subscriptions	314,888	3,732,236	300,290	3,464,885
Distributions reinvested	10,048	118,966	11,293	128,337
Redemptions	(107,662)	(1,280,124)	(157,308)	(1,767,177)
Net increase	217,274	2,571,078	154,275	1,826,045
Class R5
Subscriptions	212,532	2,520,442	174,237	1,984,491
Distributions reinvested	4,671	55,332	5,297	60,254
Redemptions	(64,768)	(767,978)	(83,098)	(938,896)
Net increase	152,435	1,807,796	96,436	1,105,849
Class Y
Subscriptions	212	2,500	—	—
Net increase	212	2,500	—	—
Class Z
Subscriptions	16,932,871	197,292,395	2,254,926	25,776,794
Distributions reinvested	259,421	3,061,956	111,948	1,267,711
Redemptions	(2,696,826)	(31,809,846)	(1,968,459)	(22,411,574)
Net increase	14,495,466	168,544,505	398,415	4,632,931
Total net decrease	(1,329,822)	(15,713,414)	(6,470,240)	(71,661,338)

(a)	Class Y shares are based on operations from March 1, 2017 (commencement of operations) through the stated period end.
(b)	Effective July 17, 2017, Class B shares were automatically converted to Class A shares.
(c)	Includes conversions of Class B shares to Class A shares, if any.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Income Builder Fund | Semiannual Report 2017	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class A
7/31/2017 (c)	$11.62	0.17	0.30	0.47	(0.18)	—
1/31/2017	$10.69	0.32	0.99	1.31	(0.34)	(0.04)
1/31/2016	$11.77	0.36	(0.69)	(0.33)	(0.38)	(0.37)
1/31/2015	$11.56	0.36	0.25	0.61	(0.37)	(0.03)
1/31/2014	$11.48	0.32	0.12	0.44	(0.36)	—
1/31/2013	$10.85	0.37	0.69	1.06	(0.43)	—
Class B
7/31/2017 (c)	$11.68	0.12	0.31	0.43	(0.14)	—
1/31/2017	$10.75	0.23	0.99	1.22	(0.25)	(0.04)
1/31/2016	$11.83	0.27	(0.69)	(0.42)	(0.29)	(0.37)
1/31/2015	$11.61	0.26	0.27	0.53	(0.28)	(0.03)
1/31/2014	$11.54	0.22	0.12	0.34	(0.27)	—
1/31/2013	$10.90	0.28	0.71	0.99	(0.35)	—
Class C
7/31/2017 (c)	$11.66	0.12	0.31	0.43	(0.14)	—
1/31/2017	$10.74	0.24	0.97	1.21	(0.25)	(0.04)
1/31/2016	$11.81	0.27	(0.68)	(0.41)	(0.29)	(0.37)
1/31/2015	$11.60	0.27	0.25	0.52	(0.28)	(0.03)
1/31/2014	$11.52	0.25	0.10	0.35	(0.27)	—
1/31/2013	$10.89	0.29	0.69	0.98	(0.35)	—
Class K
7/31/2017 (c)	$11.64	0.17	0.30	0.47	(0.19)	—
1/31/2017	$10.71	0.33	0.99	1.32	(0.35)	(0.04)
1/31/2016	$11.79	0.37	(0.69)	(0.32)	(0.39)	(0.37)
1/31/2015	$11.57	0.37	0.26	0.63	(0.38)	(0.03)
1/31/2014	$11.50	0.30	0.13	0.43	(0.36)	—
1/31/2013	$10.87	0.37	0.70	1.07	(0.44)	—
Class R
7/31/2017 (c)	$11.68	0.15	0.31	0.46	(0.17)	—
1/31/2017	$10.75	0.30	0.98	1.28	(0.31)	(0.04)
1/31/2016	$11.83	0.33	(0.69)	(0.36)	(0.35)	(0.37)
1/31/2015	$11.62	0.33	0.25	0.58	(0.34)	(0.03)
1/31/2014	$11.54	0.32	0.09	0.41	(0.33)	—
1/31/2013	$10.91	0.35	0.69	1.04	(0.41)	—
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Income Builder Fund | Semiannual Report 2017

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.18)	$11.91	4.11%	0.38% (d)	0.38% (d),(e)	2.82% (d)	7%	$777,081
(0.38)	$11.62	12.37%	0.40%	0.40% (e)	2.84%	22%	$934,770
(0.75)	$10.69	(3.10%)	0.40%	0.40% (e)	3.12%	26%	$927,086
(0.40)	$11.77	5.29%	0.41%	0.41% (e)	2.99%	29%	$1,042,888
(0.36)	$11.56	3.83%	0.41%	0.41%	2.79%	28%	$972,684
(0.43)	$11.48	9.98%	0.42%	0.42% (e)	3.30%	26%	$808,070

(0.14)	$11.97	3.70%	1.14% (d)	1.14% (d),(e)	1.99% (d)	7%	$10
(0.29)	$11.68	11.47%	1.15%	1.15% (e)	2.04%	22%	$3,061
(0.66)	$10.75	(3.81%)	1.15%	1.15% (e)	2.34%	26%	$5,435
(0.31)	$11.83	4.57%	1.16%	1.16% (e)	2.17%	29%	$18,941
(0.27)	$11.61	2.96%	1.16%	1.16%	1.92%	28%	$27,334
(0.35)	$11.54	9.18%	1.17%	1.17% (e)	2.50%	26%	$34,248

(0.14)	$11.95	3.71%	1.14% (d)	1.14% (d),(e)	2.11% (d)	7%	$230,660
(0.29)	$11.66	11.39%	1.15%	1.15% (e)	2.09%	22%	$233,910
(0.66)	$10.74	(3.73%)	1.15%	1.15% (e)	2.38%	26%	$222,383
(0.31)	$11.81	4.49%	1.16%	1.16% (e)	2.26%	29%	$238,901
(0.27)	$11.60	3.06%	1.16%	1.16%	2.14%	28%	$190,266
(0.35)	$11.52	9.14%	1.17%	1.17% (e)	2.61%	26%	$102,019

(0.19)	$11.92	4.04%	0.37% (d)	0.37% (d)	2.88% (d)	7%	$3
(0.39)	$11.64	12.47%	0.35%	0.35%	2.89%	22%	$3
(0.76)	$10.71	(3.00%)	0.35%	0.35%	3.18%	26%	$3
(0.41)	$11.79	5.45%	0.34%	0.34%	3.06%	29%	$3
(0.36)	$11.57	3.80%	0.34%	0.34%	2.60%	28%	$40
(0.44)	$11.50	10.02%	0.37%	0.37%	3.34%	26%	$70

(0.17)	$11.97	3.96%	0.64% (d)	0.64% (d),(e)	2.62% (d)	7%	$1,739
(0.35)	$11.68	12.02%	0.65%	0.65% (e)	2.61%	22%	$1,614
(0.72)	$10.75	(3.33%)	0.65%	0.65% (e)	2.87%	26%	$1,190
(0.37)	$11.83	5.00%	0.66%	0.66% (e)	2.75%	29%	$1,172
(0.33)	$11.62	3.56%	0.66%	0.66%	2.71%	28%	$1,091
(0.41)	$11.54	9.68%	0.67%	0.67% (e)	3.19%	26%	$715
Columbia Income Builder Fund | Semiannual Report 2017	15

Financial Highlights  (continued)
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class R4
7/31/2017 (c)	$11.65	0.18	0.31	0.49	(0.20)	—
1/31/2017	$10.72	0.35	0.98	1.33	(0.36)	(0.04)
1/31/2016	$11.80	0.38	(0.68)	(0.30)	(0.41)	(0.37)
1/31/2015	$11.59	0.39	0.25	0.64	(0.40)	(0.03)
1/31/2014	$11.52	0.44	0.02	0.46	(0.39)	—
1/31/2013 (f)	$11.29	0.13	0.28	0.41	(0.18)	—
Class R5
7/31/2017 (c)	$11.66	0.18	0.31	0.49	(0.20)	—
1/31/2017	$10.73	0.36	0.98	1.34	(0.37)	(0.04)
1/31/2016	$11.81	0.40	(0.70)	(0.30)	(0.41)	(0.37)
1/31/2015	$11.60	0.40	0.25	0.65	(0.41)	(0.03)
1/31/2014	$11.52	0.42	0.05	0.47	(0.39)	—
1/31/2013 (g)	$11.29	0.14	0.27	0.41	(0.18)	—
Class T(h)
7/31/2017 (c)	$11.61	0.17	0.30	0.47	(0.18)	—
1/31/2017	$10.69	0.32	0.98	1.30	(0.34)	(0.04)
1/31/2016	$11.76	0.36	(0.69)	(0.33)	(0.37)	(0.37)
1/31/2015 (i)	$12.18	0.21	(0.34) (j)	(0.13)	(0.26)	(0.03)
Class Y
7/31/2017 (c),(k)	$11.78	0.16	0.17	0.33	(0.17)	—
Class Z
7/31/2017 (c)	$11.62	0.19	0.30	0.49	(0.20)	—
1/31/2017	$10.70	0.35	0.97	1.32	(0.36)	(0.04)
1/31/2016	$11.77	0.38	(0.67)	(0.29)	(0.41)	(0.37)
1/31/2015	$11.56	0.39	0.25	0.64	(0.40)	(0.03)
1/31/2014	$11.49	0.38	0.08	0.46	(0.39)	—
1/31/2013	$10.86	0.41	0.68	1.09	(0.46)	—

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	For the six months ended July 31, 2017 (unaudited).
(d)	Annualized.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Class R4 shares commenced operations on November 8, 2012. Per share data and total return reflect activity from that date.
(g)	Class R5 shares commenced operations on November 8, 2012. Per share data and total return reflect activity from that date.
(h)	Effective March 27, 2017, Class W shares were renamed Class T shares.
(i)	Class T shares commenced operations on June 25, 2014. Per share data and total return reflect activity from that date.
(j)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
(k)	Class Y shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Income Builder Fund | Semiannual Report 2017

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.20)	$11.94	4.23%	0.14% (d)	0.14% (d),(e)	3.15% (d)	7%	$8,431
(0.40)	$11.65	12.62%	0.15%	0.15% (e)	3.06%	22%	$5,694
(0.78)	$10.72	(2.85%)	0.15%	0.15% (e)	3.33%	26%	$3,585
(0.43)	$11.80	5.55%	0.16%	0.16% (e)	3.28%	29%	$4,786
(0.39)	$11.59	4.00%	0.16%	0.16%	3.79%	28%	$2,433
(0.18)	$11.52	3.61%	0.13% (d)	0.13% (d)	5.21% (d)	26%	$3

(0.20)	$11.95	4.24%	0.12% (d)	0.12% (d)	3.15% (d)	7%	$4,415
(0.41)	$11.66	12.66%	0.10%	0.10%	3.16%	22%	$2,531
(0.78)	$10.73	(2.79%)	0.10%	0.10%	3.53%	26%	$1,294
(0.44)	$11.81	5.61%	0.10%	0.10%	3.32%	29%	$792
(0.39)	$11.60	4.14%	0.09%	0.09%	3.63%	28%	$328
(0.18)	$11.52	3.61%	0.10% (d)	0.10% (d)	5.23% (d)	26%	$3

(0.18)	$11.90	4.10%	0.41% (d)	0.41% (d),(e)	2.84% (d)	7%	$10
(0.38)	$11.61	12.27%	0.42%	0.42% (e)	2.82%	22%	$10
(0.74)	$10.69	(3.04%)	0.41%	0.41% (e)	3.12%	26%	$9
(0.29)	$11.76	(1.12%)	0.44% (d)	0.44% (d),(e)	2.98% (d)	29%	$10

(0.17)	$11.94	2.81%	0.08% (d)	0.08% (d),(e)	3.29% (d)	7%	$3

(0.20)	$11.91	4.24%	0.14% (d)	0.14% (d),(e)	3.29% (d)	7%	$217,726
(0.40)	$11.62	12.55%	0.15%	0.15% (e)	3.11%	22%	$44,030
(0.78)	$10.70	(2.77%)	0.15%	0.15% (e)	3.34%	26%	$36,263
(0.43)	$11.77	5.56%	0.16%	0.16% (e)	3.26%	29%	$52,419
(0.39)	$11.56	4.00%	0.16%	0.16%	3.30%	28%	$41,893
(0.46)	$11.49	10.25%	0.17%	0.17% (e)	3.68%	26%	$7,672
Columbia Income Builder Fund | Semiannual Report 2017	17

Notes to Financial Statements
July 31, 2017 (Unaudited)
Note 1. Organization
Columbia Income Builder Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The Fund is a “fund-of-funds”, investing significantly in funds managed by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), or its affiliates (Underlying Funds).
For information on the Underlying Funds, please refer to the Fund’s current prospectus and the prospectuses of the Underlying Funds, which are available, free of charge, from the Securities and Exchange Commission website, www.sec.gov.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are subject to a maximum front-end sales charge of 4.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.
When available, Class B shares were subject to a maximum CDSC of 5.00% based upon the holding period after purchase. However, as of July 31, 2017 the Fund’s Class B investors, having held their shares for the requisite time period, were no longer subject to a CDSC upon redemption of their shares. Effective July 17, 2017, Class B shares were automatically converted to Class A shares, and the Fund no longer accepts investments by new or existing investors in Class B shares. On August 4, 2017, the capital owned by Columbia Management Investment Advisers, LLC in Class B shares was redeemed.
Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.
Class K shares are not subject to sales charges; however, this share class is closed to new investors.
Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund’s prospectus.
Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus.
Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans as described in the Fund’s prospectus.
Class T shares are subject to a maximum front-end sales charge of 2.50% per transaction and must be purchased through financial intermediaries that, by written agreement with Columbia Management Investment Distributors, Inc., are specifically authorized to sell Class T shares. Prior to March 27, 2017, Class T shares were known as Class W shares, were not subject to sales charges, and were generally available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed accounts.
Class Y shares are not subject to sales charges and are available to institutional and certain other investors as described in the Fund’s prospectus. Class Y shares commenced operations on March 1, 2017.
Class Z shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus.
18	Columbia Income Builder Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
July 31, 2017 (Unaudited)
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Investments in the Underlying Funds are valued at the net asset value of the applicable class of the Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Columbia Income Builder Fund | Semiannual Report 2017	19

Notes to Financial Statements  (continued)
July 31, 2017 (Unaudited)
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains) and capital gains, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.
Investment company reporting modernization
In October 2016, the U.S. Securities and Exchange Commission adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, and will also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X are effective for periods on or after August 1, 2017. Management has reviewed the requirements and believes the adoption of the amendments to Regulation S-X will not have a material impact on the Fund’s financial statements and related disclosures.
Note 3. Fees and compensation paid to affiliates
Management services fees and underlying fund fees
The Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to 0.02% of the Fund’s daily net assets.
20	Columbia Income Builder Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
July 31, 2017 (Unaudited)
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the Underlying Funds in which the Fund invests. Because the Underlying Funds have varied expense and fee levels and the Fund may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. These expenses are not reflected in the expenses shown in Statement of Operations and are not included in the ratios to average net assets shown in the Financial Highlights.
Other expenses
Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board of Trustees, including payments to Board Services Corp., a company that prior to dissolution on August 25, 2017, provided limited administrative services to the Fund and the Board of Trustees. That company’s expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended July 31, 2017, other expenses paid by the Fund to this company were $1,668.
Compensation of board members
Members of the Board of Trustees, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other affiliated funds governed by the Board of Trustees, based on relative net assets. The total amount allocated to all affiliated funds governed by the Board of Trustees will not exceed $40,000 annually.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and BFDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Effective August 1, 2017, total transfer agency fees for Class K, Class R5 and Class Y shares are subject to an annual limitation of not more than 0.07%, 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class. From January 1, 2017 to July 31, 2017, these limitations were 0.075% for Class K and Class R5 shares and 0.025% for Class Y shares; and prior to January 1, 2017, the limitation was 0.05% for Class K and Class R5 shares.
Columbia Income Builder Fund | Semiannual Report 2017	21

Notes to Financial Statements  (continued)
July 31, 2017 (Unaudited)
For the six months ended July 31, 2017, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.09
Class B	0.09
Class C	0.09
Class K	0.075
Class R	0.09
Class R4	0.09
Class R5	0.075
Class T	0.08
Class Y	0.025 (a)
Class Z	0.09

(a)	Annualized.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended July 31, 2017, these minimum account balance fees reduced total expenses of the Fund by $40.
Plan administration fees
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.
Distribution and service fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A and Class T shares, a fee at an annual rate of up to 0.50% of the Fund’s average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.
The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $4,411,000 and $1,233,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of June 30, 2017, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended July 31, 2017, if any, are listed below:
Amount ($)
Class A	339,356
Class C	6,107
22	Columbia Income Builder Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
July 31, 2017 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	June 1, 2017 through May 31, 2018	Prior to June 1, 2017
Class A	0.52%	0.49%
Class B	1.27	1.24
Class C	1.27	1.24
Class K	0.525	0.47
Class R	0.77	0.74
Class R4	0.27	0.24
Class R5	0.275	0.22
Class T	0.52	0.49
Class Y	0.225	0.17*
Class Z	0.27	0.24
*Expense cap rate is contractual from March 1, 2017 (the commencement of operations of Class Y shares) through May 31, 2017.
The Fund had a voluntary expense reimbursement arrangement from June 1, 2017 to June 30, 2017. The annual limitation rates were the same under the voluntary expense reimbursement arrangement, which changed to a contractual arrangement on July 1, 2017 through May 31, 2018.
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At July 31, 2017, the approximate cost of investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
1,211,541,000	34,434,000	(5,366,000)	29,068,000
The following capital loss carryforwards, determined at January 31, 2017, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.
Columbia Income Builder Fund | Semiannual Report 2017	23

Notes to Financial Statements  (continued)
July 31, 2017 (Unaudited)
2017 ($)	2018 ($)	2019 ($)	No expiration short-term ($)	No expiration long-term ($)	Total ($)
—	—	—	6,196	4,295,744	4,301,940
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $81,396,753 and $95,463,658, respectively, for the six months ended July 31, 2017. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended July 31, 2017.
Note 7. Significant risks
Shareholder concentration risk
At July 31, 2017, affiliated shareholders of record owned 79.7% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 8. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 1 and Note 3 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 9. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates
24	Columbia Income Builder Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
July 31, 2017 (Unaudited)
to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia Income Builder Fund | Semiannual Report 2017	25

Approval of Management Agreement
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Income Builder Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in February, March, April and June 2017, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 19-21, 2017 in-person Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle, as well as their history, reputation, expertise, resources and capabilities, and the qualifications of their personnel.
The Board specifically considered many developments during the past year concerning the services provided by Columbia Threadneedle, including, in particular, the relatively recent change in the leadership of equity department oversight, and the various technological enhancements that had been made or are anticipated. The Board further observed the enhancements to the investment risk management department’s processes. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2016 in the performance of administrative services, and noted the various enhancements anticipated for 2017. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet.
The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.
26	Columbia Income Builder Fund | Semiannual Report 2017

Approval of Management Agreement  (continued)
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to the Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund’s investment performance met expectations.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability.
The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of the Funds’ fee rates, the reasonableness of Columbia Threadneedle’s profitability and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the level of fees should generally reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than median expense ratios of funds in an agreed upon Lipper or customized comparison universe). With respect to the Funds that operate as funds-of-funds (the Funds-of-Funds), the Independent Trustees noted the information provided by Columbia Threadneedle demonstrating the rationale for according weight to the Funds-of-Funds’ direct expenses as opposed to their total expense ratios, which also include indirect expenses (i.e., the expenses incurred by the underlying Funds in which the Funds-of-Funds invest). In this regard, they noted that the Fund-of-Funds’ direct expenses include very low management fees. Further, they considered the information provided by Columbia Threadneedle demonstrating that the Funds-of-Funds’ total expense ratios generally approximate or are below their respective peer universe median ratios. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was below the peer universe’s median expense ratio shown in the reports. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board took into account JDL’s conclusion that 2016 Columbia Threadneedle profitability, relative to industry competitors, was reasonable. It also considered that in 2016 the Board had concluded that 2015 profitability was reasonable and that Columbia Threadneedle generated 2016 profitability that declined slightly from 2015 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
Columbia Income Builder Fund | Semiannual Report 2017	27

Approval of Management Agreement  (continued)
Economies of scale to be realized
The Board also considered the economies of scale that might be realized by Columbia Threadneedle as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. The Board considered that the Management Agreement already provides for a relatively low flat fee regardless of the Fund’s asset level, and requires Columbia Threadneedle to provide investment research and advice, as well as administrative, accounting and other services to the Fund.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 21, 2017, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
28	Columbia Income Builder Fund | Semiannual Report 2017

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting investor.columbiathreadneedleus.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit investor.columbiathreadneedleus.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
Columbia Income Builder Fund | Semiannual Report 2017	29

Columbia Income Builder Fund
P.O. Box 8081
Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
investor.columbiathreadneedleus.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2017 Columbia Management Investment Advisers, LLC.
investor.columbiathreadneedleus.com
SAR163_01_G01_(09/17)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)	The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)	There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust II

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	September 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	September 21, 2017

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	September 21, 2017